MML Conservative Allocation Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 40.9%
MML Blue Chip Growth Fund, Initial Class (a)	1,015,750	$12,656,240
MML Equity Income Fund, Initial Class (a)	1,139,663	11,430,824
MML Focused Equity Fund, Class II (a)	2,103,968	15,316,888
MML Foreign Fund, Initial Class (a)	648,876	5,826,903
MML Fundamental Equity Fund, Class II (a)	1,122,331	10,056,083
MML Fundamental Value Fund, Class II (a)	836,908	9,532,386
MML Global Fund, Class I (a)	1,976,278	8,478,235
MML Income & Growth Fund, Initial Class (a)	581,533	6,106,094
MML International Equity Fund, Class II (a)	1,308,835	12,800,409
MML Large Cap Growth Fund, Initial Class (a)	657,674	7,839,477
MML Mid Cap Growth Fund, Initial Class (a)	743,372	7,076,904
MML Mid Cap Value Fund, Initial Class (a)	679,223	6,303,192
MML Small Cap Growth Equity Fund, Initial Class (a)	58,052	506,949
MML Small Company Value Fund, Class II (a)	414,323	3,157,145
MML Small/Mid Cap Value Fund, Initial Class (a)	175,421	1,591,072
MML Strategic Emerging Markets Fund, Class II (a)	644,960	3,431,185
		122,109,986
Fixed Income Funds — 59.2%
Invesco V.I. Global Strategic Income Fund, Series I (b)	1,785,521	7,249,217
MML Dynamic Bond Fund, Class II (a)	3,958,525	34,241,237
MML High Yield Fund, Class II (a)	122,295	1,034,616
MML Inflation-Protected and Income Fund, Initial Class (a)	906,756	8,160,802
MML Managed Bond Fund, Initial Class (a)	5,706,098	62,081,183
MML Short-Duration Bond Fund, Class II (a)	1,621,129	14,249,720
MML Total Return Bond Fund, Class II (a)	5,167,144	46,814,327
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	348,210	2,900,591
		176,731,693

TOTAL MUTUAL FUNDS (Cost $345,064,443)		298,841,679

TOTAL LONG-TERM INVESTMENTS (Cost $345,064,443)		298,841,679

TOTAL INVESTMENTS — 100.1% (Cost $345,064,443) (c)		298,841,679

Other Assets/(Liabilities) — (0.1)%		(270,651)

NET ASSETS — 100.0%		$298,571,028

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Balanced Allocation Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 50.0%
MML Blue Chip Growth Fund, Initial Class (a)	1,245,330	$15,516,811
MML Equity Income Fund, Initial Class (a)	1,513,645	15,181,862
MML Focused Equity Fund, Class II (a)	3,855,669	28,069,268
MML Foreign Fund, Initial Class (a)	871,504	7,826,107
MML Fundamental Equity Fund, Class II (a)	1,518,038	13,601,621
MML Fundamental Value Fund, Class II (a)	1,048,060	11,937,405
MML Global Fund, Class I (a)	2,813,869	12,071,499
MML Income & Growth Fund, Initial Class (a)	1,108,171	11,635,797
MML International Equity Fund, Class II (a)	1,939,306	18,966,410
MML Large Cap Growth Fund, Initial Class (a)	930,134	11,087,193
MML Mid Cap Growth Fund, Initial Class (a)	931,354	8,866,492
MML Mid Cap Value Fund, Initial Class (a)	1,004,249	9,319,434
MML Small Cap Growth Equity Fund, Initial Class (a)	95,874	837,238
MML Small Company Value Fund, Class II (a)	494,333	3,766,815
MML Small/Mid Cap Value Fund, Initial Class (a)	240,423	2,180,635
MML Strategic Emerging Markets Fund, Class II (a)	527,084	2,804,089
		173,668,676
Fixed Income Funds — 50.1%
Invesco V.I. Global Strategic Income Fund, Series I (b)	1,881,592	7,639,262
MML Dynamic Bond Fund, Class II (a)	4,064,945	35,161,775
MML High Yield Fund, Class II (a)	264,126	2,234,505
MML Inflation-Protected and Income Fund, Initial Class (a)	1,032,308	9,290,776
MML Managed Bond Fund, Initial Class (a)	5,547,672	60,357,545
MML Short-Duration Bond Fund, Class II (a)	1,582,636	13,911,369
MML Total Return Bond Fund, Class II (a)	4,687,262	42,466,593
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	374,996	3,123,714
		174,185,539

TOTAL MUTUAL FUNDS (Cost $392,793,994)		347,854,215

TOTAL LONG-TERM INVESTMENTS (Cost $392,793,994)		347,854,215

TOTAL INVESTMENTS — 100.1% (Cost $392,793,994) (c)		347,854,215

Other Assets/(Liabilities) — (0.1)%		(327,301)

NET ASSETS — 100.0%		$347,526,914

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Moderate Allocation Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 60.2%
MML Blue Chip Growth Fund, Initial Class (a)	5,831,187	$72,656,585
MML Equity Income Fund, Initial Class (a)	6,119,880	61,382,398
MML Focused Equity Fund, Class II (a)	15,920,345	115,900,114
MML Foreign Fund, Initial Class (a)	3,713,213	33,344,653
MML Fundamental Equity Fund, Class II (a)	6,165,826	55,245,799
MML Fundamental Value Fund, Class II (a)	4,981,281	56,736,793
MML Global Fund, Class I (a)	8,781,046	37,670,688
MML Income & Growth Fund, Initial Class (a)	4,799,096	50,390,512
MML International Equity Fund, Class II (a)	9,419,192	92,119,700
MML Large Cap Growth Fund, Initial Class (a)	3,916,725	46,687,362
MML Mid Cap Growth Fund, Initial Class (a)	4,005,383	38,131,250
MML Mid Cap Value Fund, Initial Class (a)	4,318,068	40,071,668
MML Small Cap Growth Equity Fund, Initial Class (a)	709,762	6,198,105
MML Small Company Value Fund, Class II (a)	2,484,218	18,929,744
MML Small/Mid Cap Value Fund, Initial Class (a)	1,186,888	10,765,078
MML Strategic Emerging Markets Fund, Class II (a)	2,896,886	15,411,431
		751,641,880
Fixed Income Funds — 39.9%
Invesco V.I. Global Strategic Income Fund, Series I (b)	3,807,143	15,457,002
MML Dynamic Bond Fund, Class II (a)	11,625,674	100,562,082
MML High Yield Fund, Class II (a)	654,751	5,539,195
MML Inflation-Protected and Income Fund, Initial Class (a)	2,932,786	26,395,075
MML Managed Bond Fund, Initial Class (a)	15,556,577	169,252,402
MML Short-Duration Bond Fund, Class II (a)	4,862,311	42,739,714
MML Total Return Bond Fund, Class II (a)	14,143,905	128,143,777
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	1,178,558	9,817,386
		497,906,633

TOTAL MUTUAL FUNDS (Cost $1,414,075,418)		1,249,548,513

TOTAL LONG-TERM INVESTMENTS (Cost $1,414,075,418)		1,249,548,513

TOTAL INVESTMENTS — 100.1% (Cost $1,414,075,418) (c)		1,249,548,513

Other Assets/(Liabilities) — (0.1)%		(1,033,655)

NET ASSETS — 100.0%		$1,248,514,858

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Growth Allocation Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 74.8%
MML Blue Chip Growth Fund, Initial Class (a)	5,452,571	$67,939,034
MML Equity Income Fund, Initial Class (a)	5,545,139	55,617,740
MML Focused Equity Fund, Class II (a)	13,891,791	101,132,242
MML Foreign Fund, Initial Class (a)	3,383,553	30,384,302
MML Fundamental Equity Fund, Class II (a)	6,052,255	54,228,209
MML Fundamental Value Fund, Class II (a)	4,521,848	51,503,851
MML Global Fund, Class I (a)	8,264,349	35,454,056
MML Income & Growth Fund, Initial Class (a)	4,154,282	43,619,965
MML International Equity Fund, Class II (a)	9,188,129	89,859,902
MML Large Cap Growth Fund, Initial Class (a)	4,203,111	50,101,086
MML Mid Cap Growth Fund, Initial Class (a)	3,752,719	35,725,888
MML Mid Cap Value Fund, Initial Class (a)	3,842,456	35,657,989
MML Small Cap Growth Equity Fund, Initial Class (a)	928,738	8,110,348
MML Small Company Value Fund, Class II (a)	2,751,104	20,963,412
MML Small/Mid Cap Value Fund, Initial Class (a)	997,238	9,044,953
MML Strategic Emerging Markets Fund, Class II (a)	2,724,965	14,496,814
		703,839,791
Fixed Income Funds — 25.3%
Invesco V.I. Global Strategic Income Fund, Series I (b)	2,653,371	10,772,684
MML Dynamic Bond Fund, Class II (a)	5,570,068	48,181,087
MML High Yield Fund, Class II (a)	452,752	3,830,278
MML Inflation-Protected and Income Fund, Initial Class (a)	1,500,107	13,500,966
MML Managed Bond Fund, Initial Class (a)	6,844,981	74,472,001
MML Short-Duration Bond Fund, Class II (a)	2,538,996	22,317,774
MML Total Return Bond Fund, Class II (a)	6,571,026	59,533,497
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	696,420	5,801,183
		238,409,470

TOTAL MUTUAL FUNDS (Cost $1,061,524,545)		942,249,261

TOTAL LONG-TERM INVESTMENTS (Cost $1,061,524,545)		942,249,261

TOTAL INVESTMENTS — 100.1% (Cost $1,061,524,545) (c)		942,249,261

Other Assets/(Liabilities) — (0.1)%		(665,839)

NET ASSETS — 100.0%		$941,583,422

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Aggressive Allocation Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 89.9%
MML Blue Chip Growth Fund, Initial Class (a)	917,232	$11,428,708
MML Equity Income Fund, Initial Class (a)	904,558	9,072,721
MML Focused Equity Fund, Class II (a)	2,417,788	17,601,494
MML Foreign Fund, Initial Class (a)	521,473	4,682,830
MML Fundamental Equity Fund, Class II (a)	832,749	7,461,427
MML Fundamental Value Fund, Class II (a)	736,710	8,391,125
MML Global Fund, Class I (a)	1,298,567	5,570,851
MML Income & Growth Fund, Initial Class (a)	428,737	4,501,738
MML International Equity Fund, Class II (a)	1,552,149	15,180,013
MML Large Cap Growth Fund, Initial Class (a)	741,426	8,837,797
MML Mid Cap Growth Fund, Initial Class (a)	774,256	7,370,918
MML Mid Cap Value Fund, Initial Class (a)	633,434	5,878,267
MML Small Cap Growth Equity Fund, Initial Class (a)	180,263	1,574,179
MML Small Company Value Fund, Class II (a)	423,013	3,223,356
MML Small/Mid Cap Value Fund, Initial Class (a)	151,826	1,377,062
MML Strategic Emerging Markets Fund, Class II (a)	384,493	2,045,504
		114,197,990
Fixed Income Funds — 10.2%
Invesco V.I. Global Strategic Income Fund, Series I (b)	250,859	1,018,486
MML Dynamic Bond Fund, Class II (a)	273,487	2,365,658
MML High Yield Fund, Class II (a)	18,970	160,483
MML Inflation-Protected and Income Fund, Initial Class (a)	26,030	234,272
MML Managed Bond Fund, Initial Class (a)	354,445	3,856,290
MML Short-Duration Bond Fund, Class II (a)	242,055	2,127,664
MML Total Return Bond Fund, Class II (a)	271,893	2,463,346
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	80,356	669,367
		12,895,566

TOTAL MUTUAL FUNDS (Cost $145,054,568)		127,093,556

TOTAL LONG-TERM INVESTMENTS (Cost $145,054,568)		127,093,556

TOTAL INVESTMENTS — 100.1% (Cost $145,054,568) (c)		127,093,556

Other Assets/(Liabilities) — (0.1)%		(121,364)

NET ASSETS — 100.0%		$126,972,192

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML American Funds Growth Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 100.1%
American Funds Insurance Series Growth Fund, Class 1	2,491,686	$212,939,508
		212,939,508

TOTAL MUTUAL FUNDS (Cost $212,275,380)		212,939,508

TOTAL INVESTMENTS — 100.1% (Cost $212,275,380) (a)		212,939,508

Other Assets/(Liabilities) — (0.1)%		(248,587)

NET ASSETS — 100.0%		$212,690,921

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

MML American Funds Core Allocation Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 65.3%
American Funds Insurance Series® Growth-Income Fund, Class 1	3,541,853	$188,284,882
American Funds Insurance Series® International Fund, Class 1	5,317,821	89,552,101
American Funds Insurance Series® Washington Mutual Investors Fund, Class 1	14,151,083	181,699,900
		459,536,883
Fixed Income Funds — 34.8%
American Funds Insurance Series® The Bond Fund Of America, Class 1	25,271,458	244,880,427

TOTAL MUTUAL FUNDS (Cost $733,502,589)		704,417,310

TOTAL LONG-TERM INVESTMENTS (Cost $733,502,589)		704,417,310

TOTAL INVESTMENTS — 100.1% (Cost $733,502,589) (a)		704,417,310

Other Assets/(Liabilities) — (0.1)%		(765,810)

NET ASSETS — 100.0%		$703,651,500

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

MML Blue Chip Growth Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.6%
Basic Materials — 1.2%
Chemicals — 1.2%
Linde PLC	7,144	$2,539,263
The Sherwin-Williams Co.	9,363	2,104,522
		4,643,785
		4,643,785
Communications — 21.2%
Internet — 19.8%
Alphabet, Inc. Class A (a)	39,035	4,049,100
Alphabet, Inc. Class C (a)	224,574	23,355,696
Amazon.com, Inc. (a)	261,913	27,052,994
Booking Holdings, Inc. (a)	1,387	3,678,893
DoorDash, Inc., Class A (a)	14,866	944,883
Meituan Class B (a) (b)	3,680	66,842
Meta Platforms, Inc. Class A (a)	51,435	10,901,134
Netflix, Inc. (a)	13,029	4,501,259
Sea Ltd. ADR (a)	21,962	1,900,811
Shopify, Inc. Class A (a)	44,570	2,136,686
Tencent Holdings Ltd.	36,800	1,798,171
		80,386,469
Media — 0.3%
The Walt Disney Co. (a)	12,426	1,244,216
Telecommunications — 1.1%
T-Mobile US, Inc. (a)	31,355	4,541,458
		86,172,143
Consumer, Cyclical — 7.2%
Apparel — 0.9%
NIKE, Inc. Class B	29,531	3,621,682
Auto Manufacturers — 2.5%
Tesla, Inc. (a)	48,726	10,108,696
Retail — 3.8%
Chipotle Mexican Grill, Inc. (a)	2,362	4,034,981
Dollar General Corp.	17,561	3,695,888
Lululemon Athletica, Inc. (a)	6,820	2,483,776
Ross Stores, Inc.	41,475	4,401,741

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The TJX Cos., Inc.	10,617	$831,948
		15,448,334
		29,178,712
Consumer, Non-cyclical — 15.2%
Commercial Services — 1.7%
Adyen NV ADR (a)	103,659	1,641,959
Affirm Holdings, Inc. (a) (c)	18,873	212,699
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $775,038) (a) (d) (e) (f)	203,348	412,796
Block, Inc. (a)	12,651	868,491
Cintas Corp.	1,846	854,107
S&P Global, Inc.	7,642	2,634,732
TransUnion	6,689	415,655
		7,040,439
Health Care – Products — 4.9%
Align Technology, Inc. (a)	1,774	592,764
Danaher Corp.	18,949	4,775,906
Intuitive Surgical, Inc. (a)	24,400	6,233,468
Stryker Corp.	12,264	3,501,004
Teleflex, Inc.	2,756	698,123
Thermo Fisher Scientific, Inc.	7,424	4,278,971
		20,080,236
Health Care – Services — 5.5%
Elevance Health, Inc.	4,741	2,179,959
Humana, Inc.	7,921	3,845,329
UnitedHealth Group, Inc.	34,417	16,265,130
		22,290,418
Pharmaceuticals — 3.1%
AstraZeneca PLC Sponsored ADR	21,673	1,504,323
Eli Lilly & Co.	24,159	8,296,683
Zoetis, Inc.	15,968	2,657,714
		12,458,720
		61,869,813
Financial — 10.0%
Banks — 1.0%
The Goldman Sachs Group, Inc.	5,257	1,719,617
Morgan Stanley	27,900	2,449,620
		4,169,237
Diversified Financial Services — 7.1%
The Charles Schwab Corp.	43,452	2,276,016
Mastercard, Inc. Class A	32,482	11,804,284
Visa, Inc. Class A	65,514	14,770,786
		28,851,086

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 1.9%
Chubb Ltd.	22,546	$4,377,982
Marsh & McLennan Cos., Inc.	19,110	3,182,771
		7,560,753
		40,581,076
Industrial — 1.4%
Aerospace & Defense — 0.3%
TransDigm Group, Inc.	1,300	958,165
Electronics — 0.2%
TE Connectivity Ltd.	6,733	883,033
Miscellaneous - Manufacturing — 0.5%
General Electric Co.	21,997	2,102,913
Transportation — 0.4%
Old Dominion Freight Line, Inc.	5,088	1,734,194
		5,678,305
Technology — 43.4%
Computers — 11.4%
Apple, Inc.	272,287	44,900,126
Crowdstrike Holdings, Inc. Class A (a)	4,872	668,731
Fortinet, Inc. (a)	7,159	475,787
		46,044,644
Semiconductors — 9.7%
Advanced Micro Devices, Inc. (a)	49,222	4,824,248
ASML Holding NV	9,347	6,362,596
Lam Research Corp.	1,422	753,831
Marvell Technology, Inc.	33,509	1,450,940
Monolithic Power Systems, Inc.	5,613	2,809,531
NVIDIA Corp.	67,806	18,834,473
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	16,223	1,509,063
Texas Instruments, Inc.	15,369	2,858,788
		39,403,470
Software — 22.3%
Atlassian Corp. (a)	11,147	1,908,032
Bill Holdings, Inc. (a)	13,740	1,114,864
Canva, Inc. (Acquired 8/16/21-12/17/21, Cost $582,930) (a) (d) (e) (f)	342	188,716
Confluent, Inc. Class A (a)	18,846	453,623
Datadog, Inc. Class A (a)	8,854	643,332
Fiserv, Inc. (a)	8,500	960,755
Gusto, Inc. (Acquired 10/04/21, Cost $193,055) (a) (d) (e) (f)	6,706	126,274
Intuit, Inc.	14,962	6,670,508
Microsoft Corp.	191,844	55,308,625
MongoDB, Inc. (a)	8,401	1,958,441
MSCI, Inc.	1,430	800,356
Paycom Software, Inc. (a)	1,360	413,454
Roper Technologies, Inc.	7,089	3,124,051
ServiceNow, Inc. (a)	20,864	9,695,918
Snowflake, Inc. Class A (a)	5,596	863,407

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Synopsys, Inc. (a)	13,662	$5,276,947
Veeva Systems, Inc. Class A (a)	6,023	1,106,967
		90,614,270
		176,062,384

TOTAL COMMON STOCK (Cost $323,177,542)		404,186,218

PREFERRED STOCK — 0.2%
Technology — 0.2%
Software — 0.2%
Canva, Inc., Series A (Acquired 11/04/21-12/17/21, Cost $37,502) (a) (d) (e) (f)	22	12,140
Canva, Inc., Series A-3 (Acquired 12/17/21, Cost $3,408) (a) (d) (e) (f)	2	1,104
Databricks, Inc., Series G (Acquired 2/01/21, Cost $172,224) (a) (d) (e) (f)	2,913	174,780
Databricks, Inc., Series H (Acquired 8/31/21, Cost $542,974) (a) (d) (e) (f)	7,389	443,340
Gusto, Inc., Series E (Acquired 7/13/21, Cost $254,865) (a) (d) (e) (f)	8,385	157,890
		789,254

TOTAL PREFERRED STOCK (Cost $1,010,973)		789,254

TOTAL EQUITIES (Cost $324,188,515)		404,975,472

	Principal Amount
BONDS & NOTES — 0.1%
CORPORATE DEBT — 0.1%
Retail — 0.1%
Carvana Co. (b)	$1,040,000	591,703

TOTAL CORPORATE DEBT (Cost $1,040,000)		591,703

TOTAL BONDS & NOTES (Cost $1,040,000)		591,703

TOTAL LONG-TERM INVESTMENTS (Cost $325,228,515)		405,567,175

SHORT-TERM INVESTMENTS — 0.3%

	Number of Shares
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	103	103

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (g)	$1,172,094	1,172,094

TOTAL SHORT-TERM INVESTMENTS (Cost $1,172,197)		1,172,197

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 100.2% (Cost $326,400,712) (h)		$406,739,372

Other Assets/(Liabilities) — (0.2)%		(879,679)

NET ASSETS — 100.0%		$405,859,693

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $658,545 or 0.16% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $194,687 or 0.05% of net assets. The Fund received $198,815 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Investment is valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2023, these securities amounted to a value of $1,517,040 or 0.37% of net assets.
(f)	Restricted security. Certain securities are restricted as to resale. At March 31, 2023, these securities amounted to a value of $1,517,040 or 0.37% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	Maturity value of $1,172,235. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $1,195,599.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Income Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 95.9%
Basic Materials — 3.9%
Chemicals — 2.6%
CF Industries Holdings, Inc.	82,524	$5,982,165
DuPont de Nemours, Inc.	2,876	206,411
International Flavors & Fragrances, Inc.	22,192	2,040,776
RPM International, Inc.	11,102	968,538
		9,197,890
Forest Products & Paper — 1.3%
International Paper Co.	130,098	4,691,334
		13,889,224
Communications — 6.0%
Internet — 0.9%
Meta Platforms, Inc. Class A (a)	14,862	3,149,853
Media — 4.0%
Comcast Corp. Class A	87,156	3,304,084
News Corp. Class A	314,553	5,432,330
News Corp. Class B	26,699	465,364
Paramount Global Class B	14,300	319,033
The Walt Disney Co. (a)	46,932	4,699,301
		14,220,112
Telecommunications — 1.1%
AT&T, Inc.	29,946	576,460
Cisco Systems, Inc.	20,694	1,081,779
Verizon Communications, Inc.	61,374	2,386,835
		4,045,074
		21,415,039
Consumer, Cyclical — 6.5%
Airlines — 0.7%
Southwest Airlines Co.	77,404	2,518,726
Auto Manufacturers — 1.4%
Cummins, Inc.	4,500	1,074,960
Volkswagen AG ADR	282,447	3,841,279
		4,916,239
Lodging — 1.2%
Las Vegas Sands Corp. (a)	74,110	4,257,620

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 2.6%
Best Buy Co., Inc.	20,000	$1,565,400
Kohl's Corp.	65,270	1,536,456
The TJX Cos., Inc.	34,147	2,675,759
Walmart, Inc.	23,454	3,458,292
		9,235,907
Toys, Games & Hobbies — 0.6%
Mattel, Inc. (a)	130,228	2,397,497
		23,325,989
Consumer, Non-cyclical — 23.3%
Agriculture — 1.7%
Philip Morris International, Inc.	61,848	6,014,718
Beverages — 0.6%
Constellation Brands, Inc. Class A	8,800	1,987,832
Biotechnology — 0.3%
Biogen, Inc. (a)	4,200	1,167,726
Food — 2.5%
Conagra Brands, Inc.	147,703	5,547,725
Mondelez International, Inc. Class A	7,200	501,984
Tyson Foods, Inc. Class A	50,461	2,993,346
		9,043,055
Health Care – Products — 3.0%
GE HealthCare Technologies, Inc. (a)	38,564	3,163,405
Medtronic PLC	37,670	3,036,956
Zimmer Biomet Holdings, Inc.	33,206	4,290,215
		10,490,576
Health Care – Services — 2.6%
Centene Corp. (a)	20,744	1,311,228
Elevance Health, Inc.	17,201	7,909,192
		9,220,420
Household Products & Wares — 1.5%
Kimberly-Clark Corp.	38,508	5,168,544
Pharmaceuticals — 11.1%
AbbVie, Inc.	26,170	4,170,713
AstraZeneca PLC Sponsored ADR	30,686	2,129,915
Becton Dickinson & Co.	24,319	6,019,925
Cardinal Health, Inc.	23,718	1,790,709
The Cigna Corp.	12,940	3,306,558
CVS Health Corp.	46,571	3,460,691
Johnson & Johnson	41,036	6,360,580
Merck & Co., Inc.	30,753	3,271,812
Pfizer, Inc.	98,840	4,032,672
Sanofi	23,769	2,588,495
Sanofi ADR	14,697	799,811

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Viatris, Inc.	170,500	$1,640,210
		39,572,091
		82,664,962
Energy — 8.1%
Oil & Gas — 6.7%
Chevron Corp.	7,586	1,237,732
EOG Resources, Inc.	30,880	3,539,774
Exxon Mobil Corp.	49,254	5,401,194
Hess Corp.	22,706	3,004,912
Suncor Energy, Inc.	6,100	189,405
TotalEnergies SE	139,265	8,217,019
TotalEnergies SE Sponsored ADR	37,800	2,232,090
		23,822,126
Pipelines — 1.4%
Enbridge, Inc.	24,800	946,120
TC Energy Corp.	91,497	3,560,148
The Williams Cos., Inc.	12,400	370,264
		4,876,532
		28,698,658
Financial — 22.4%
Banks — 8.8%
Bank of America Corp.	60,139	1,719,976
Citigroup, Inc.	34,040	1,596,136
Fifth Third Bancorp	125,637	3,346,970
The Goldman Sachs Group, Inc.	4,681	1,531,202
Huntington Bancshares, Inc.	326,765	3,659,768
JP Morgan Chase & Co.	23,659	3,083,004
Morgan Stanley	27,529	2,417,046
The PNC Financial Services Group, Inc.	8,230	1,046,033
State Street Corp.	11,496	870,132
US Bancorp	62,800	2,263,940
Wells Fargo & Co.	256,027	9,570,289
		31,104,496
Diversified Financial Services — 0.9%
Apollo Global Management, Inc.	12,400	783,184
The Charles Schwab Corp.	28,632	1,499,744
Franklin Resources, Inc.	11,611	312,800
Raymond James Financial, Inc.	8,337	777,592
		3,373,320
Insurance — 8.5%
American International Group, Inc.	139,633	7,031,918
Chubb Ltd.	34,402	6,680,180
Equitable Holdings, Inc.	199,086	5,054,793
The Hartford Financial Services Group, Inc.	46,729	3,256,544
Loews Corp.	59,877	3,474,064

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MetLife, Inc.	82,365	$4,772,228
		30,269,727
Private Equity — 0.3%
The Carlyle Group, Inc.	34,000	1,056,040
Real Estate Investment Trusts (REITS) — 3.9%
Equity Residential	79,808	4,788,480
Rayonier, Inc.	88,101	2,930,239
Vornado Realty Trust	5,843	89,807
Welltower, Inc.	6,948	498,102
Weyerhaeuser Co.	180,812	5,447,866
		13,754,494
		79,558,077
Industrial — 10.5%
Aerospace & Defense — 2.6%
The Boeing Co. (a)	16,788	3,566,275
L3 Harris Technologies, Inc.	28,341	5,561,638
		9,127,913
Electronics — 0.3%
TE Connectivity Ltd.	8,063	1,057,462
Environmental Controls — 0.5%
Stericycle, Inc. (a)	41,289	1,800,613
Hand & Machine Tools — 0.9%
Stanley Black & Decker, Inc.	38,600	3,110,388
Machinery – Diversified — 0.1%
Flowserve Corp.	8,373	284,682
Miscellaneous - Manufacturing — 4.4%
3M Co.	6,387	671,337
General Electric Co.	107,681	10,294,304
Siemens AG Sponsored ADR	56,825	4,599,984
		15,565,625
Transportation — 1.7%
United Parcel Service, Inc. Class B	32,321	6,269,951
		37,216,634
Technology — 7.5%
Computers — 0.2%
Accenture PLC Class A	2,500	714,525
Semiconductors — 4.7%
Applied Materials, Inc.	26,971	3,312,848
QUALCOMM, Inc.	69,067	8,811,568
Samsung Electronics Co. Ltd.	20,996	1,041,156
Texas Instruments, Inc.	19,160	3,563,952
		16,729,524

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 2.6%
Fiserv, Inc. (a)	33,194	$3,751,918
Microsoft Corp.	18,815	5,424,364
		9,176,282
		26,620,331
Utilities — 7.7%
Electric — 7.5%
Ameren Corp.	27,514	2,376,934
Dominion Energy, Inc.	92,450	5,168,880
NextEra Energy, Inc.	16,037	1,236,132
PG&E Corp. (a)	21,700	350,889
Sempra Energy	42,327	6,398,149
The Southern Co.	158,969	11,061,063
		26,592,047
Gas — 0.2%
NiSource, Inc.	32,008	894,944
		27,486,991

TOTAL COMMON STOCK (Cost $281,682,964)		340,875,905

PREFERRED STOCK — 1.9%
Consumer, Cyclical — 0.9%
Auto Manufacturers — 0.9%
Dr Ing hc F Porsche AG (a)	25,043	3,205,117
Consumer, Non-cyclical — 0.4%
Pharmaceuticals — 0.4%
Becton Dickinson & Co. Convertible 6.000%	29,674	1,475,392
Utilities — 0.6%
Electric — 0.2%
NextEra Energy, Inc. Convertible 6.926%	15,955	739,514
Gas — 0.4%
NiSource, Inc. 7.750%	11,665	1,218,526
		1,958,040

TOTAL PREFERRED STOCK (Cost $5,820,769)		6,638,549

TOTAL EQUITIES (Cost $287,503,733)		347,514,454

TOTAL LONG-TERM INVESTMENTS (Cost $287,503,733)		347,514,454

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 0.9%

Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	101	$101

	Principal Amount
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (b)	$3,181,774	3,181,774

TOTAL SHORT-TERM INVESTMENTS (Cost $3,181,875)		3,181,875

TOTAL INVESTMENTS — 98.7% (Cost $290,685,608) (c)		350,696,329

Other Assets/(Liabilities) — 1.3%		4,528,310

NET ASSETS — 100.0%		$355,224,639

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $3,182,156. Collateralized by U.S. Government Agency obligations with a rate of 4.815%, maturity date of 10/31/24, and an aggregate market value, including accrued interest, of $3,245,449.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Index Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Basic Materials — 2.1%
Chemicals — 1.6%
Air Products & Chemicals, Inc.	3,711	$1,065,836
Albemarle Corp.	1,950	431,028
Celanese Corp.	1,679	182,826
CF Industries Holdings, Inc.	3,276	237,477
Dow, Inc.	11,761	644,738
DuPont de Nemours, Inc.	7,677	550,978
Eastman Chemical Co.	2,008	169,355
Ecolab, Inc.	4,127	683,142
FMC Corp.	2,122	259,160
International Flavors & Fragrances, Inc.	4,239	389,819
Linde PLC	8,229	2,924,916
LyondellBasell Industries NV Class A	4,228	396,967
The Mosaic Co.	5,685	260,828
PPG Industries, Inc.	3,926	524,435
The Sherwin-Williams Co.	3,939	885,369
		9,606,874
Forest Products & Paper — 0.0%
International Paper Co.	5,931	213,872
Iron & Steel — 0.2%
Nucor Corp.	4,212	650,628
Steel Dynamics, Inc.	2,775	313,741
		964,369
Mining — 0.3%
Freeport-McMoRan, Inc.	23,912	978,240
Newmont Corp.	13,216	647,848
		1,626,088
		12,411,203
Communications — 12.0%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	6,444	239,974
Omnicom Group, Inc.	3,388	319,624
		559,598
Internet — 8.5%
Alphabet, Inc. Class A (a)	99,482	10,319,268
Alphabet, Inc. Class C (a)	86,714	9,018,256
Amazon.com, Inc. (a)	148,908	15,380,707

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Booking Holdings, Inc. (a)	648	$1,718,762
CDW Corp.	2,253	439,087
eBay, Inc.	9,071	402,480
Etsy, Inc. (a)	2,085	232,123
Expedia Group, Inc. (a)	2,453	238,015
F5, Inc. (a)	1,003	146,127
Gen Digital, Inc.	9,363	160,669
Match Group, Inc. (a)	4,643	178,245
Meta Platforms, Inc. Class A (a)	37,174	7,878,657
Netflix, Inc. (a)	7,439	2,570,026
VeriSign, Inc. (a)	1,521	321,433
		49,003,855
Media — 1.3%
Charter Communications, Inc. Class A (a)	1,753	626,890
Comcast Corp. Class A	70,244	2,662,950
DISH Network Corp. Class A (a)	4,266	39,802
FactSet Research Systems, Inc.	639	265,243
Fox Corp. Class A	4,904	166,981
Fox Corp. Class B	2,265	70,917
News Corp. Class A	6,527	112,721
News Corp. Class B	1,969	34,320
Paramount Global Class B	8,503	189,702
The Walt Disney Co. (a)	30,511	3,055,067
Warner Bros Discovery, Inc. (a)	36,892	557,069
		7,781,662
Telecommunications — 2.1%
Arista Networks, Inc. (a)	4,136	694,269
AT&T, Inc.	119,020	2,291,135
Cisco Systems, Inc.	68,625	3,587,372
Corning, Inc.	12,666	446,856
Juniper Networks, Inc.	5,435	187,073
Motorola Solutions, Inc.	2,790	798,303
T-Mobile US, Inc. (a)	9,900	1,433,916
Verizon Communications, Inc.	70,113	2,726,694
		12,165,618
		69,510,733
Consumer, Cyclical — 9.3%
Airlines — 0.2%
Alaska Air Group, Inc. (a)	2,171	91,095
American Airlines Group, Inc. (a)	10,932	161,247
Delta Air Lines, Inc. (a)	10,633	371,304
Southwest Airlines Co.	9,987	324,977
United Airlines Holdings, Inc. (a)	5,498	243,287
		1,191,910
Apparel — 0.5%
NIKE, Inc. Class B	20,799	2,550,790
Ralph Lauren Corp.	694	80,969
Tapestry, Inc.	3,919	168,948

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
VF Corp.	5,553	$127,219
		2,927,926
Auto Manufacturers — 2.1%
Cummins, Inc.	2,369	565,907
Ford Motor Co.	65,327	823,120
General Motors Co.	23,295	854,460
PACCAR, Inc.	8,723	638,524
Tesla, Inc. (a)	44,920	9,319,103
		12,201,114
Auto Parts & Equipment — 0.1%
Aptiv PLC (a)	4,527	507,884
BorgWarner, Inc.	3,882	190,645
		698,529
Distribution & Wholesale — 0.3%
Copart, Inc. (a)	7,132	536,398
Fastenal Co.	9,534	514,264
LKQ Corp.	4,206	238,733
Pool Corp.	651	222,928
W.W. Grainger, Inc.	752	517,985
		2,030,308
Entertainment — 0.1%
Caesars Entertainment, Inc. (a)	3,612	176,302
Live Nation Entertainment, Inc. (a)	2,393	167,510
		343,812
Home Builders — 0.3%
D.R. Horton, Inc.	5,244	512,286
Lennar Corp. Class A	4,218	443,354
NVR, Inc. (a)	51	284,182
PulteGroup, Inc.	3,805	221,756
		1,461,578
Home Furnishing — 0.0%
Whirlpool Corp.	916	120,930
Housewares — 0.0%
Newell Brands, Inc.	6,453	80,275
Leisure Time — 0.1%
Carnival Corp. (a) (b)	16,614	168,632
Norwegian Cruise Line Holdings Ltd. (a)	7,099	95,482
Royal Caribbean Cruises Ltd. (a)	3,695	241,283
		505,397
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	4,432	624,336
Las Vegas Sands Corp. (a)	5,444	312,758
Marriott International, Inc. Class A	4,484	744,523
MGM Resorts International	5,214	231,606

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wynn Resorts Ltd. (a)	1,744	$195,171
		2,108,394
Retail — 5.2%
Advance Auto Parts, Inc.	977	118,813
AutoZone, Inc. (a)	314	771,859
Bath & Body Works, Inc.	3,845	140,650
Best Buy Co., Inc.	3,280	256,726
CarMax, Inc. (a)	2,681	172,335
Chipotle Mexican Grill, Inc. (a)	461	787,522
Costco Wholesale Corp.	7,414	3,683,794
Darden Restaurants, Inc.	2,027	314,509
Dollar General Corp.	3,733	785,647
Dollar Tree, Inc. (a)	3,472	498,405
Domino's Pizza, Inc.	588	193,963
Genuine Parts Co.	2,351	393,346
The Home Depot, Inc.	17,022	5,023,533
Lowe's Cos., Inc.	10,098	2,019,297
McDonald's Corp.	12,234	3,420,749
O'Reilly Automotive, Inc. (a)	1,042	884,637
Ross Stores, Inc.	5,751	610,354
Starbucks Corp.	19,197	1,998,984
Target Corp.	7,686	1,273,032
The TJX Cos., Inc.	19,303	1,512,583
Tractor Supply Co.	1,844	433,414
Ulta Beauty, Inc. (a)	850	463,819
Walgreens Boots Alliance, Inc.	11,932	412,608
Walmart, Inc.	23,433	3,455,196
Yum! Brands, Inc.	4,673	617,210
		30,242,985
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,181	117,098
		54,030,256
Consumer, Non-cyclical — 21.2%
Agriculture — 0.8%
Altria Group, Inc.	29,805	1,329,899
Archer-Daniels-Midland Co.	9,134	727,615
Bunge Ltd.	2,481	236,985
Philip Morris International, Inc.	25,888	2,517,608
		4,812,107
Beverages — 1.8%
Brown-Forman Corp. Class B	3,080	197,952
The Coca-Cola Co.	64,977	4,030,523
Constellation Brands, Inc. Class A	2,707	611,484
Keurig Dr Pepper, Inc.	14,234	502,176
Molson Coors Beverage Co. Class B	3,169	163,774
Monster Beverage Corp. (a)	12,710	686,467
PepsiCo, Inc.	23,003	4,193,447
		10,385,823

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 1.7%
Amgen, Inc.	8,913	$2,154,718
Bio-Rad Laboratories, Inc. Class A (a)	361	172,926
Biogen, Inc. (a)	2,404	668,384
Corteva, Inc.	11,879	716,423
Gilead Sciences, Inc.	20,824	1,727,767
Illumina, Inc. (a)	2,638	613,467
Incyte Corp. (a)	3,110	224,760
Moderna, Inc. (a)	5,518	847,454
Regeneron Pharmaceuticals, Inc. (a)	1,795	1,474,898
Vertex Pharmaceuticals, Inc. (a)	4,292	1,352,280
		9,953,077
Commercial Services — 1.8%
Automatic Data Processing, Inc.	6,921	1,540,822
Cintas Corp.	1,438	665,334
CoStar Group, Inc. (a)	6,792	467,629
Equifax, Inc.	2,037	413,185
FleetCor Technologies, Inc. (a)	1,229	259,135
Gartner, Inc. (a)	1,317	429,039
Global Payments, Inc.	4,389	461,898
MarketAxess Holdings, Inc.	634	248,078
Moody's Corp.	2,631	805,139
PayPal Holdings, Inc. (a)	18,892	1,434,658
Quanta Services, Inc.	2,379	396,436
Robert Half International, Inc.	1,780	143,415
Rollins, Inc.	3,900	146,367
S&P Global, Inc.	5,499	1,895,890
United Rentals, Inc.	1,160	459,082
Verisk Analytics, Inc.	2,610	500,755
		10,266,862
Cosmetics & Personal Care — 1.4%
Colgate-Palmolive Co.	13,926	1,046,539
The Estee Lauder Cos., Inc. Class A	3,869	953,553
The Procter & Gamble Co.	39,404	5,858,981
		7,859,073
Food — 1.2%
Campbell Soup Co.	3,392	186,492
Conagra Brands, Inc.	7,936	298,076
General Mills, Inc.	9,848	841,610
The Hershey Co.	2,456	624,831
Hormel Foods Corp.	4,875	194,415
The J.M. Smucker Co.	1,795	282,479
Kellogg Co.	4,298	287,794
The Kraft Heinz Co.	13,279	513,499
The Kroger Co.	10,878	537,047
Lamb Weston Holdings, Inc.	2,421	253,043
McCormick & Co., Inc.	4,220	351,146
Mondelez International, Inc. Class A	22,768	1,587,385
Sysco Corp.	8,479	654,833
Tyson Foods, Inc. Class A	4,742	281,296
		6,893,946

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 3.8%
Abbott Laboratories	29,117	$2,948,387
Align Technology, Inc. (a)	1,208	403,641
Baxter International, Inc.	8,484	344,111
Bio-Techne Corp.	2,644	196,158
Boston Scientific Corp. (a)	23,924	1,196,918
The Cooper Cos., Inc.	831	310,262
Danaher Corp.	10,948	2,759,334
Dentsply Sirona, Inc.	3,627	142,469
Edwards Lifesciences Corp. (a)	10,321	853,856
GE HealthCare Technologies, Inc. (a)	6,065	497,512
Hologic, Inc. (a)	4,117	332,242
IDEXX Laboratories, Inc. (a)	1,383	691,611
Insulet Corp. (a)	1,158	369,356
Intuitive Surgical, Inc. (a)	5,851	1,494,755
Medtronic PLC	22,207	1,790,328
PerkinElmer, Inc.	2,126	283,311
ResMed, Inc.	2,462	539,153
Steris PLC	1,655	316,568
Stryker Corp.	5,631	1,607,482
Teleflex, Inc.	790	200,115
Thermo Fisher Scientific, Inc.	6,551	3,775,800
Waters Corp. (a)	991	306,843
West Pharmaceutical Services, Inc.	1,232	426,851
Zimmer Biomet Holdings, Inc.	3,495	451,554
		22,238,617
Health Care – Services — 2.4%
Catalent, Inc. (a)	3,019	198,378
Centene Corp. (a)	9,237	583,871
Charles River Laboratories International, Inc. (a)	857	172,960
DaVita, Inc. (a)	938	76,081
Elevance Health, Inc.	3,987	1,833,262
HCA Healthcare, Inc.	3,542	933,955
Humana, Inc.	2,086	1,012,670
IQVIA Holdings, Inc. (a)	3,097	615,962
Laboratory Corp. of America Holdings	1,477	338,853
Molina Healthcare, Inc. (a)	979	261,873
Quest Diagnostics, Inc.	1,851	261,879
UnitedHealth Group, Inc.	15,606	7,375,240
Universal Health Services, Inc. Class B	1,067	135,616
		13,800,600
Household Products & Wares — 0.3%
Avery Dennison Corp.	1,340	239,766
Church & Dwight Co., Inc.	4,063	359,210
The Clorox Co.	2,075	328,348
Kimberly-Clark Corp.	5,629	755,525
		1,682,849
Pharmaceuticals — 6.0%
AbbVie, Inc.	29,533	4,706,674
AmerisourceBergen Corp.	2,696	431,656
Becton Dickinson & Co.	4,739	1,173,092
Bristol-Myers Squibb Co.	35,497	2,460,297
Cardinal Health, Inc.	4,298	324,499

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Cigna Corp.	4,985	$1,273,817
CVS Health Corp.	21,441	1,593,281
DexCom, Inc. (a)	6,454	749,826
Eli Lilly & Co.	13,173	4,523,872
Henry Schein, Inc. (a)	2,293	186,971
Johnson & Johnson	43,656	6,766,680
McKesson Corp.	2,287	814,286
Merck & Co., Inc.	42,348	4,505,404
Organon & Co.	4,284	100,760
Pfizer, Inc.	93,731	3,824,225
Viatris, Inc.	20,426	196,498
Zoetis, Inc.	7,780	1,294,903
		34,926,741
		122,819,695
Energy — 4.7%
Energy – Alternate Sources — 0.2%
Enphase Energy, Inc. (a)	2,270	477,336
First Solar, Inc. (a)	1,657	360,397
SolarEdge Technologies, Inc. (a)	934	283,889
		1,121,622
Oil & Gas — 3.8%
APA Corp.	5,360	193,282
Chevron Corp.	29,716	4,848,462
ConocoPhillips	20,452	2,029,043
Coterra Energy, Inc.	13,161	322,971
Devon Energy Corp.	10,918	552,560
Diamondback Energy, Inc.	3,070	414,972
EOG Resources, Inc.	9,817	1,125,323
EQT Corp.	6,069	193,662
Exxon Mobil Corp.	68,794	7,543,950
Hess Corp.	4,642	614,322
Marathon Oil Corp.	10,578	253,449
Marathon Petroleum Corp.	7,591	1,023,494
Occidental Petroleum Corp.	12,148	758,400
Phillips 66	7,774	788,128
Pioneer Natural Resources Co.	3,967	810,220
Valero Energy Corp.	6,441	899,164
		22,371,402
Oil & Gas Services — 0.4%
Baker Hughes Co.	16,785	484,415
Halliburton Co.	15,091	477,479
Schlumberger NV	23,736	1,165,438
		2,127,332
Pipelines — 0.3%
Kinder Morgan, Inc.	32,951	576,972
ONEOK, Inc.	7,457	473,818
Targa Resources Corp.	3,745	273,198

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Williams Cos., Inc.	20,427	$609,950
		1,933,938
		27,554,294
Financial — 13.9%
Banks — 3.9%
Bank of America Corp.	116,574	3,334,017
The Bank of New York Mellon Corp.	12,329	560,230
Citigroup, Inc.	32,333	1,516,094
Citizens Financial Group, Inc.	8,183	248,518
Comerica, Inc.	2,204	95,698
Fifth Third Bancorp	11,370	302,897
First Republic Bank (b)	3,078	43,061
The Goldman Sachs Group, Inc.	5,656	1,850,134
Huntington Bancshares, Inc.	24,297	272,126
JP Morgan Chase & Co.	48,997	6,384,799
KeyCorp.	15,711	196,702
M&T Bank Corp.	2,825	337,785
Morgan Stanley	21,826	1,916,323
Northern Trust Corp.	3,510	309,336
The PNC Financial Services Group, Inc.	6,692	850,553
Regions Financial Corp.	15,468	287,086
State Street Corp.	5,825	440,894
Truist Financial Corp.	22,129	754,599
US Bancorp	23,263	838,631
Wells Fargo & Co.	63,656	2,379,461
Zions Bancorp NA	2,535	75,873
		22,994,817
Diversified Financial Services — 3.7%
American Express Co.	9,945	1,640,428
Ameriprise Financial, Inc.	1,765	540,973
BlackRock, Inc.	2,501	1,673,469
Capital One Financial Corp.	6,360	611,578
Cboe Global Markets, Inc.	1,787	239,887
The Charles Schwab Corp.	25,475	1,334,380
CME Group, Inc.	6,006	1,150,269
Discover Financial Services	4,460	440,826
Franklin Resources, Inc.	4,783	128,854
Intercontinental Exchange, Inc.	9,328	972,817
Invesco Ltd.	7,657	125,575
Mastercard, Inc. Class A	14,094	5,121,901
Nasdaq, Inc.	5,618	307,136
Raymond James Financial, Inc.	3,219	300,236
Synchrony Financial	7,279	211,673
T. Rowe Price Group, Inc.	3,738	422,020
Visa, Inc. Class A	27,144	6,119,886
		21,341,908
Insurance — 3.7%
Aflac, Inc.	9,390	605,843
The Allstate Corp.	4,404	488,007
American International Group, Inc.	12,395	624,212
Aon PLC Class A	3,430	1,081,445
Arch Capital Group Ltd. (a)	6,185	419,776

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Arthur J Gallagher & Co.	3,534	$676,089
Assurant, Inc.	896	107,583
Berkshire Hathaway, Inc. Class B (a)	30,095	9,292,433
Brown & Brown, Inc.	3,950	226,809
Chubb Ltd.	6,929	1,345,473
Cincinnati Financial Corp.	2,621	293,762
Everest Re Group Ltd.	650	232,713
Globe Life, Inc.	1,527	168,001
The Hartford Financial Services Group, Inc.	5,237	364,966
Lincoln National Corp.	2,609	58,624
Loews Corp.	3,221	186,882
Marsh & McLennan Cos., Inc.	8,267	1,376,869
MetLife, Inc.	10,977	636,007
Principal Financial Group, Inc.	3,768	280,038
The Progressive Corp.	9,776	1,398,555
Prudential Financial, Inc.	6,163	509,927
The Travelers Cos., Inc.	3,851	660,100
W.R. Berkley Corp.	3,442	214,299
Willis Towers Watson PLC	1,779	413,404
		21,661,817
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	5,272	383,855
Real Estate Investment Trusts (REITS) — 2.5%
Alexandria Real Estate Equities, Inc.	2,626	329,799
American Tower Corp.	7,775	1,588,744
AvalonBay Communities, Inc.	2,323	390,403
Boston Properties, Inc.	2,402	129,996
Camden Property Trust	1,822	191,018
Crown Castle, Inc.	7,226	967,128
Digital Realty Trust, Inc.	4,793	471,200
Equinix, Inc.	1,546	1,114,728
Equity Residential	5,660	339,600
Essex Property Trust, Inc.	1,072	224,198
Extra Space Storage, Inc.	2,223	362,193
Federal Realty Investment Trust	1,226	121,166
Healthpeak Properties, Inc.	9,050	198,829
Host Hotels & Resorts, Inc.	12,043	198,589
Invitation Homes, Inc.	9,767	305,023
Iron Mountain, Inc.	4,897	259,100
Kimco Realty Corp.	10,415	203,405
Mid-America Apartment Communities, Inc.	1,946	293,924
Prologis, Inc.	15,415	1,923,330
Public Storage	2,639	797,347
Realty Income Corp.	10,461	662,391
Regency Centers Corp.	2,593	158,640
SBA Communications Corp.	1,798	469,404
Simon Property Group, Inc.	5,455	610,796
UDR, Inc.	5,122	210,309
Ventas, Inc.	6,734	291,919
VICI Properties, Inc.	16,816	548,538
Welltower, Inc.	7,885	565,276
Weyerhaeuser Co.	12,211	367,917
		14,294,910
		80,677,307

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 7.9%
Aerospace & Defense — 1.7%
The Boeing Co. (a)	9,393	$1,995,355
General Dynamics Corp.	3,763	858,754
Howmet Aerospace, Inc.	6,105	258,669
L3 Harris Technologies, Inc.	3,179	623,847
Lockheed Martin Corp.	3,797	1,794,956
Northrop Grumman Corp.	2,404	1,109,975
Raytheon Technologies Corp.	24,480	2,397,326
TransDigm Group, Inc.	863	636,074
		9,674,956
Building Materials — 0.5%
Carrier Global Corp.	13,882	635,102
Johnson Controls International PLC	11,479	691,265
Martin Marietta Materials, Inc.	1,036	367,842
Masco Corp.	3,799	188,886
Mohawk Industries, Inc. (a)	903	90,499
Trane Technologies PLC	3,830	704,643
Vulcan Materials Co.	2,209	378,976
		3,057,213
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	3,849	559,375
Emerson Electric Co.	9,540	831,316
Generac Holdings, Inc. (a)	1,075	116,111
		1,506,802
Electronics — 1.1%
Agilent Technologies, Inc.	4,934	682,570
Allegion PLC	1,480	157,960
Amphenol Corp. Class A	9,924	810,989
Fortive Corp.	5,895	401,862
Garmin Ltd.	2,543	256,640
Honeywell International, Inc.	11,162	2,133,282
Keysight Technologies, Inc. (a)	2,983	481,695
Mettler-Toledo International, Inc. (a)	368	563,117
TE Connectivity Ltd.	5,281	692,603
Trimble, Inc. (a)	4,070	213,349
		6,394,067
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	2,106	247,476
Environmental Controls — 0.3%
Pentair PLC	2,769	153,043
Republic Services, Inc.	3,422	462,723
Waste Management, Inc.	6,207	1,012,796
		1,628,562
Hand & Machine Tools — 0.1%
Snap-on, Inc.	897	221,461

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Stanley Black & Decker, Inc.	2,490	$200,644
		422,105
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	8,693	1,989,306
Machinery – Diversified — 0.8%
Deere & Co.	4,518	1,865,392
Dover Corp.	2,332	354,324
IDEX Corp.	1,249	288,556
Ingersoll Rand, Inc.	6,770	393,879
Nordson Corp.	887	197,145
Otis Worldwide Corp.	6,939	585,651
Rockwell Automation, Inc.	1,918	562,837
Westinghouse Air Brake Technologies Corp.	3,013	304,494
Xylem, Inc.	2,986	312,634
		4,864,912
Miscellaneous - Manufacturing — 1.1%
3M Co.	9,184	965,330
A.O. Smith Corp.	2,090	144,524
Eaton Corp. PLC	6,649	1,139,240
General Electric Co.	18,195	1,739,442
Illinois Tool Works, Inc.	4,641	1,129,851
Parker-Hannifin Corp.	2,138	718,603
Teledyne Technologies, Inc. (a)	778	348,046
Textron, Inc.	3,486	246,216
		6,431,252
Packaging & Containers — 0.2%
Amcor PLC	24,857	282,873
Ball Corp.	5,200	286,572
Packaging Corp. of America	1,541	213,937
Sealed Air Corp.	2,446	112,296
WestRock Co.	4,279	130,381
		1,026,059
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	673	139,324
Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	1,989	197,647
CSX Corp.	35,057	1,049,607
Expeditors International of Washington, Inc.	2,674	294,461
FedEx Corp.	3,877	885,856
J.B. Hunt Transport Services, Inc.	1,399	245,468
Norfolk Southern Corp.	3,796	804,752
Old Dominion Freight Line, Inc.	1,520	518,077
Union Pacific Corp.	10,213	2,055,468
United Parcel Service, Inc. Class B	12,185	2,363,768
		8,415,104
		45,797,138

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 24.9%
Computers — 8.5%
Accenture PLC Class A	10,519	$3,006,435
Apple, Inc.	248,410	40,962,809
Cognizant Technology Solutions Corp. Class A	8,487	517,113
DXC Technology Co. (a)	3,872	98,968
EPAM Systems, Inc. (a)	966	288,834
Fortinet, Inc. (a)	10,805	718,100
Hewlett Packard Enterprise Co.	21,376	340,520
HP, Inc.	14,425	423,374
International Business Machines Corp.	15,099	1,979,328
Leidos Holdings, Inc.	2,300	211,738
NetApp, Inc.	3,592	229,349
Seagate Technology Holdings PLC	3,201	211,650
Western Digital Corp. (a)	5,313	200,141
		49,188,359
Office & Business Equipment — 0.0%
Zebra Technologies Corp. Class A (a)	855	271,890
Semiconductors — 6.2%
Advanced Micro Devices, Inc. (a)	26,929	2,639,311
Analog Devices, Inc.	8,469	1,670,256
Applied Materials, Inc.	14,083	1,729,815
Broadcom, Inc.	6,980	4,477,949
Intel Corp.	69,074	2,256,648
KLA Corp.	2,314	923,679
Lam Research Corp.	2,254	1,194,891
Microchip Technology, Inc.	9,136	765,414
Micron Technology, Inc.	18,220	1,099,395
Monolithic Power Systems, Inc.	748	374,404
NVIDIA Corp.	41,087	11,412,736
NXP Semiconductor NV	4,324	806,318
ON Semiconductor Corp. (a)	7,219	594,268
Qorvo, Inc. (a)	1,686	171,247
QUALCOMM, Inc.	18,622	2,375,795
Skyworks Solutions, Inc.	2,650	312,647
Teradyne, Inc.	2,594	278,881
Texas Instruments, Inc.	15,137	2,815,633
		35,899,287
Software — 10.2%
Activision Blizzard, Inc.	11,895	1,018,093
Adobe, Inc. (a)	7,646	2,946,539
Akamai Technologies, Inc. (a)	2,613	204,598
ANSYS, Inc. (a)	1,451	482,893
Autodesk, Inc. (a)	3,604	750,209
Broadridge Financial Solutions, Inc.	1,975	289,476
Cadence Design Systems, Inc. (a)	4,584	963,052
Ceridian HCM Holding, Inc. (a)	2,578	188,761
Electronic Arts, Inc.	4,350	523,957
Fair Isaac Corp. (a)	420	295,130
Fidelity National Information Services, Inc.	9,899	537,813
Fiserv, Inc. (a)	10,610	1,199,248
Intuit, Inc.	4,692	2,091,834
Jack Henry & Associates, Inc.	1,228	185,084

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Microsoft Corp.	124,330	$35,844,339
MSCI, Inc.	1,336	747,746
Oracle Corp.	25,673	2,385,535
Paychex, Inc.	5,380	616,494
Paycom Software, Inc. (a)	801	243,512
PTC, Inc. (a)	1,781	228,378
Roper Technologies, Inc.	1,771	780,462
Salesforce, Inc. (a)	16,701	3,336,526
ServiceNow, Inc. (a)	3,390	1,575,401
Synopsys, Inc. (a)	2,547	983,779
Take-Two Interactive Software, Inc. (a)	2,646	315,668
Tyler Technologies, Inc. (a)	700	248,248
		58,982,775
		144,342,311
Utilities — 2.8%
Electric — 2.6%
The AES Corp.	11,253	270,972
Alliant Energy Corp.	4,228	225,775
Ameren Corp.	4,294	370,959
American Electric Power Co., Inc.	8,602	782,696
CenterPoint Energy, Inc.	10,431	307,297
CMS Energy Corp.	4,889	300,087
Consolidated Edison, Inc.	5,929	567,227
Constellation Energy Corp.	5,441	427,119
Dominion Energy, Inc.	13,902	777,261
DTE Energy Co.	3,217	352,390
Duke Energy Corp.	12,879	1,242,437
Edison International	6,386	450,788
Entergy Corp.	3,379	364,053
Evergy, Inc.	3,865	236,229
Eversource Energy	5,825	455,865
Exelon Corp.	16,609	695,751
FirstEnergy Corp.	9,017	361,221
NextEra Energy, Inc.	33,199	2,558,979
NRG Energy, Inc.	3,806	130,508
PG&E Corp. (a)	26,807	433,469
Pinnacle West Capital Corp.	1,904	150,873
PPL Corp.	12,217	339,510
Public Service Enterprise Group, Inc.	8,321	519,646
Sempra Energy	5,244	792,683
The Southern Co.	18,203	1,266,565
WEC Energy Group, Inc.	5,262	498,785
Xcel Energy, Inc.	9,151	617,143
		15,496,288
Gas — 0.1%
Atmos Energy Corp.	2,398	269,439
NiSource, Inc.	6,836	191,135
		460,574
Water — 0.1%
American Water Works Co., Inc.	3,228	472,870
		16,429,732

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $327,220,123)		$573,572,669

TOTAL EQUITIES (Cost $327,220,123)		573,572,669

MUTUAL FUNDS — 0.0%

Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	43,239	43,239

TOTAL MUTUAL FUNDS (Cost $43,239)		43,239

TOTAL LONG-TERM INVESTMENTS (Cost $327,263,362)		573,615,908

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (d)	$6,200,596	6,200,596
U.S. Treasury Bill — 0.1%
U.S. Treasury Bill
4.618% 5/11/23 (e) (f)	860,000	855,824

TOTAL SHORT-TERM INVESTMENTS (Cost $7,056,334)		7,056,420

TOTAL INVESTMENTS — 100.0% (Cost $334,319,696) (g)		580,672,328

Other Assets/(Liabilities) — (0.0)%		(83,737)

NET ASSETS — 100.0%		$580,588,591

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $209,710 or 0.04% of net assets. The Fund received $172,052 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $6,201,339. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $6,324,659.
(e)	The rate shown represents yield-to-maturity.
(f)	All or a portion of this security is pledged/held as collateral for open derivatives.
(g)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	6/16/23	36	$7,181,030	$266,920

MML Focused Equity Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.5%

COMMON STOCK — 97.5%
Basic Materials — 8.9%
Chemicals — 8.9%
Ecolab, Inc.	76,473	$12,658,576
Linde PLC	40,121	14,260,608
		26,919,184
Consumer, Cyclical — 15.1%
Apparel — 5.7%
NIKE, Inc. Class B	140,795	17,267,099
Retail — 9.4%
McDonald's Corp.	42,607	11,913,343
The TJX Cos., Inc.	210,376	16,485,063
		28,398,406
		45,665,505
Consumer, Non-cyclical — 33.3%
Beverages — 6.5%
The Coca-Cola Co.	93,093	5,774,559
PepsiCo, Inc.	75,643	13,789,719
		19,564,278
Cosmetics & Personal Care — 8.1%
Colgate-Palmolive Co.	164,401	12,354,735
The Procter & Gamble Co.	81,038	12,049,540
		24,404,275
Health Care – Products — 11.4%
Danaher Corp.	48,824	12,305,601
Medtronic PLC	94,413	7,611,576
Stryker Corp.	50,684	14,468,762
		34,385,939
Health Care – Services — 4.4%
UnitedHealth Group, Inc.	28,397	13,420,138
Pharmaceuticals — 2.9%
Johnson & Johnson	56,109	8,696,895
		100,471,525

MML Focused Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 18.9%
Diversified Financial Services — 8.6%
American Express Co.	68,621	$11,319,034
Visa, Inc. Class A	65,838	14,843,835
		26,162,869
Insurance — 8.3%
Chubb Ltd.	61,922	12,024,014
Marsh & McLennan Cos., Inc.	78,701	13,107,652
		25,131,666
Real Estate Investment Trusts (REITS) — 2.0%
American Tower Corp.	29,159	5,958,350
		57,252,885
Industrial — 10.8%
Aerospace & Defense — 4.4%
Lockheed Martin Corp.	6,820	3,224,019
Northrop Grumman Corp.	21,642	9,992,544
		13,216,563
Electronics — 4.5%
Honeywell International, Inc.	71,773	13,717,256
Transportation — 1.9%
Union Pacific Corp.	27,723	5,579,531
		32,513,350
Technology — 10.5%
Computers — 4.0%
Accenture PLC Class A	41,764	11,936,569
Semiconductors — 2.1%
Texas Instruments, Inc.	34,721	6,458,453
Software — 4.4%
Microsoft Corp.	46,104	13,291,783
		31,686,805

TOTAL COMMON STOCK (Cost $259,142,387)		294,509,254

TOTAL EQUITIES (Cost $259,142,387)		294,509,254

TOTAL LONG-TERM INVESTMENTS (Cost $259,142,387)		294,509,254

MML Focused Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.4%

Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (a)	$4,218,180	$4,218,180

TOTAL SHORT-TERM INVESTMENTS (Cost $4,218,180)		4,218,180

TOTAL INVESTMENTS — 98.9% (Cost $263,360,567) (b)		298,727,434

Other Assets/(Liabilities) — 1.1%		3,207,966

NET ASSETS — 100.0%		$301,935,400

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $4,218,687. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $4,302,624.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Foreign Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%

COMMON STOCK — 99.8%
Australia — 4.7%
BHP Group Ltd. Sponsored ADR (a)	9,500	$602,395
BHP Group Ltd. (a)	22,900	726,339
Glencore PLC	283,000	1,627,846
Macquarie Group Ltd.	16,000	1,884,840
Santos Ltd.	399,800	1,845,165
Sonic Healthcare Ltd.	11,600	271,144
Westpac Banking Corp.	61,800	896,457
Woodside Energy Group Ltd. (a)	34,904	786,464
		8,640,650
Belgium — 3.6%
Anheuser-Busch InBev SA	51,500	3,434,112
Groupe Bruxelles Lambert SA	14,200	1,212,501
KBC Group NV	28,500	1,959,411
		6,606,024
Canada — 0.5%
TFI International, Inc.	7,300	871,085
China — 1.0%
NXP Semiconductor NV	9,900	1,846,102
Finland — 1.3%
Nokia OYJ	476,200	2,341,282
France — 8.9%
Amundi SA (b)	20,500	1,295,107
Capgemini SE	13,800	2,566,884
Cie de Saint-Gobain	19,100	1,087,510
Dassault Aviation SA	1,800	356,538
Engie SA	94,300	1,491,326
Rexel SA	36,500	872,456
Societe Generale SA	49,000	1,106,064
Sodexo SA	14,100	1,377,485
TotalEnergies SE (a)	47,700	2,814,432
Veolia Environnement SA	105,312	3,254,042
		16,221,844
Germany — 12.8%
Allianz SE Registered	8,500	1,962,157
BASF SE	30,000	1,573,381
Bayer AG Registered	10,200	649,700
Deutsche Boerse AG	9,200	1,790,518
Deutsche Post AG Registered	46,800	2,186,040
HeidelbergCement AG	41,200	3,005,144
Infineon Technologies AG	63,100	2,579,186
K+S AG Registered	23,400	497,012

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SAP SE	28,200	$3,547,481
Siemens AG Registered	18,200	2,946,011
Siemens Energy AG (c)	84,000	1,843,840
Talanx AG (c)	19,800	916,153
		23,496,623
Hong Kong — 0.9%
CK Asset Holdings Ltd.	282,200	1,709,662
Ireland — 3.5%
AerCap Holdings NV (c)	41,000	2,305,430
AIB Group PLC (a)	447,000	1,820,609
Smurfit Kappa Group PLC	63,100	2,290,790
		6,416,829
Israel — 1.0%
Check Point Software Technologies Ltd. (c)	13,800	1,794,000
Italy — 0.4%
Prysmian SpA	15,400	648,375
Japan — 18.4%
Astellas Pharma, Inc.	128,700	1,830,679
Denka Co. Ltd.	36,800	761,502
FANUC Corp.	58,500	2,109,518
Fujitsu Ltd.	11,800	1,594,948
Hitachi Ltd.	44,600	2,451,529
Kirin Holdings Co. Ltd.	89,300	1,413,215
Kyocera Corp.	38,300	1,997,943
Nintendo Co. Ltd.	51,700	2,004,175
Olympus Corp.	47,700	837,710
ORIX Corp.	128,500	2,119,299
Rakuten Group, Inc.	258,300	1,204,574
SBI Holdings, Inc.	82,400	1,635,492
Sega Sammy Holdings, Inc.	29,700	563,904
Seven & i Holdings Co. Ltd.	64,000	2,887,033
Sony Group Corp.	38,800	3,527,472
Square Enix Holdings Co. Ltd. (a)	16,200	778,422
Sumitomo Mitsui Financial Group, Inc.	57,600	2,309,615
Toshiba Corp.	38,800	1,300,132
Toyota Industries Corp.	43,500	2,422,337
		33,749,499
Luxembourg — 1.0%
ArcelorMittal SA	57,600	1,746,640
Netherlands — 3.4%
ASML Holding NV	3,900	2,664,850
EXOR NV (c)	9,900	815,801
Heineken Holding NV	22,600	2,075,977
Koninklijke Philips NV	34,279	625,793
		6,182,421
Norway — 0.7%
Aker BP ASA	49,773	1,221,261

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
DNB Bank ASA	6,900	$123,767
		1,345,028
Republic of Korea — 1.6%
Samsung Electronics Co. Ltd.	60,700	3,010,010
Singapore — 1.4%
DBS Group Holdings, Ltd.	100,600	2,500,133
Sweden — 2.3%
Essity AB Class B (a)	47,600	1,361,203
Husqvarna AB Class B	43,000	373,643
Investor AB Class B	3,200	63,747
Skandinaviska Enskilda Banken AB Class A (a)	87,900	969,416
Volvo AB Class B	71,798	1,480,909
		4,248,918
Switzerland — 5.6%
ABB Ltd. Registered	61,700	2,115,820
Alcon, Inc.	7,900	560,516
Cie Financiere Richemont SA Registered Class A	14,700	2,356,423
Julius Baer Group Ltd.	4,900	335,500
Novartis AG Registered	38,000	3,488,585
UBS Group AG Registered	66,100	1,395,778
		10,252,622
United Kingdom — 19.3%
Ashtead Group PLC	33,700	2,064,737
Aviva PLC	98,276	491,228
Barratt Developments PLC	135,100	780,112
BP PLC	378,200	2,394,362
Bunzl PLC	28,500	1,076,911
Burberry Group PLC	23,200	742,347
CK Hutchison Holdings Ltd.	461,500	2,865,657
CNH Industrial NV	111,300	1,702,593
DCC PLC	34,800	2,031,067
Entain PLC	70,800	1,101,858
Inchcape PLC	100,700	965,498
Informa PLC	206,200	1,762,097
Kingfisher PLC	171,900	555,428
Legal & General Group PLC	421,500	1,246,728
Liberty Global PLC Class C (c)	37,200	758,136
Lloyds Banking Group PLC	4,364,100	2,574,581
Melrose Industries PLC	534,590	1,101,852
Persimmon PLC	61,100	950,277
Reckitt Benckiser Group PLC	36,700	2,788,266
Smith & Nephew PLC	142,800	1,986,831
Tesco PLC	745,605	2,444,900
Unilever PLC	56,800	2,942,685
		35,328,151
United States — 7.5%
GSK PLC	103,300	1,842,394
Linde PLC	6,200	2,203,728
Nestle SA Registered	25,100	3,064,128
Roche Holding AG	12,500	3,577,342

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sanofi	28,300	$3,081,930
		13,769,522

TOTAL COMMON STOCK (Cost $176,173,205)		182,725,420

PREFERRED STOCK — 0.2%
Germany — 0.2%
Henkel AG & Co. KGaA 2.84%
	4,700	367,283

TOTAL PREFERRED STOCK (Cost $357,691)		367,283

TOTAL EQUITIES (Cost $176,530,896)		183,092,703

MUTUAL FUNDS — 3.2%
United States — 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	5,829,067	5,829,067

TOTAL MUTUAL FUNDS (Cost $5,829,067)		5,829,067

TOTAL LONG-TERM INVESTMENTS (Cost $182,359,963)		188,921,770

TOTAL INVESTMENTS — 103.2% (Cost $182,359,963) (e)		188,921,770

Other Assets/(Liabilities) — (3.2)%		(5,887,258)

NET ASSETS — 100.0%		$183,034,512

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $8,917,069 or 4.87% of net assets. The Fund received $3,548,103 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $1,295,107 or 0.71% of net assets.
(c)	Non-income producing security.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Fundamental Equity Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Basic Materials — 1.7%
Chemicals — 1.7%
DuPont de Nemours, Inc.	16,927	$1,214,851
Valvoline, Inc.	45,574	1,592,355
		2,807,206
		2,807,206
Communications — 11.4%
Advertising — 1.0%
The Interpublic Group of Cos., Inc.	45,682	1,701,198
Internet — 9.5%
Airbnb, Inc. Class A (a)	15,558	1,935,415
Alphabet, Inc. Class A (a)	29,050	3,013,357
Amazon.com, Inc. (a)	22,821	2,357,181
Meta Platforms, Inc. Class A (a)	21,616	4,581,295
Netflix, Inc. (a)	7,684	2,654,668
Uber Technologies, Inc. (a)	26,071	826,451
		15,368,367
Telecommunications — 0.9%
T-Mobile US, Inc. (a)	10,017	1,450,862
		18,520,427
Consumer, Cyclical — 3.2%
Auto Manufacturers — 0.7%
General Motors Co.	31,927	1,171,082
Auto Parts & Equipment — 1.1%
Mobileye Global, Inc. Class A (a)	38,659	1,672,775
Retail — 1.4%
Starbucks Corp.	22,020	2,292,943
		5,136,800
Consumer, Non-cyclical — 20.6%
Agriculture — 0.8%
British American Tobacco PLC Sponsored ADR	36,090	1,267,481
Beverages — 4.9%
The Coca-Cola Co.	37,224	2,309,005
Constellation Brands, Inc. Class A	14,422	3,257,785

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PepsiCo, Inc.	13,603	$2,479,827
		8,046,617
Biotechnology — 2.4%
Gilead Sciences, Inc.	29,479	2,445,873
Seagen, Inc. (a)	6,973	1,411,823
		3,857,696
Commercial Services — 1.0%
Equifax, Inc.	8,313	1,686,209
Cosmetics & Personal Care — 0.5%
Coty, Inc. Class A (a)	68,213	822,649
Health Care – Products — 1.4%
Zimmer Biomet Holdings, Inc.	18,193	2,350,535
Health Care – Services — 4.5%
Catalent, Inc. (a)	15,058	989,461
HCA Healthcare, Inc.	11,894	3,136,210
Tenet Healthcare Corp. (a)	28,350	1,684,557
UnitedHealth Group, Inc.	3,044	1,438,564
		7,248,792
Household Products & Wares — 0.6%
The Clorox Co.	5,733	907,190
Pharmaceuticals — 4.5%
AstraZeneca PLC Sponsored ADR	45,178	3,135,805
Eli Lilly & Co.	4,960	1,703,363
Merck & Co., Inc.	23,732	2,524,848
		7,364,016
		33,551,185
Energy — 4.3%
Oil & Gas — 3.6%
Exxon Mobil Corp.	52,980	5,809,787
Pipelines — 0.7%
Cheniere Energy, Inc.	2,299	362,323
Magellan Midstream Partners LP (b)	15,163	822,744
		1,185,067
		6,994,854
Financial — 18.4%
Banks — 3.6%
Columbia Banking System, Inc.	38,541	825,548
JP Morgan Chase & Co.	37,998	4,951,520
		5,777,068
Diversified Financial Services — 9.3%
American Express Co.	19,531	3,221,638

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Capital One Financial Corp.	17,494	$1,682,223
The Charles Schwab Corp.	38,647	2,024,330
Intercontinental Exchange, Inc.	25,237	2,631,967
Mastercard, Inc. Class A	7,477	2,717,216
Rocket Cos., Inc. Class A (a)	78,279	709,208
Visa, Inc. Class A	9,476	2,136,459
		15,123,041
Insurance — 2.3%
The Allstate Corp.	7,082	784,756
Arthur J Gallagher & Co.	1,688	322,931
Equitable Holdings, Inc.	105,491	2,678,417
		3,786,104
Real Estate Investment Trusts (REITS) — 3.2%
American Tower Corp.	4,283	875,188
Prologis, Inc.	35,208	4,392,902
		5,268,090
		29,954,303
Industrial — 10.7%
Aerospace & Defense — 1.8%
Lockheed Martin Corp.	3,820	1,805,829
Raytheon Technologies Corp.	11,242	1,100,929
		2,906,758
Building Materials — 1.1%
Vulcan Materials Co.	11,007	1,888,361
Electronics — 1.0%
Honeywell International, Inc.	7,155	1,367,464
Hubbell, Inc.	805	195,864
		1,563,328
Machinery – Diversified — 3.3%
Deere & Co.	5,797	2,393,466
Otis Worldwide Corp.	34,958	2,950,455
		5,343,921
Transportation — 3.5%
Union Pacific Corp.	6,482	1,304,567
United Parcel Service, Inc. Class B	22,889	4,440,237
		5,744,804
		17,447,172
Technology — 25.6%
Computers — 7.2%
Amdocs Ltd.	16,102	1,546,275
Apple, Inc.	56,883	9,380,007

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Crowdstrike Holdings, Inc. Class A (a)	5,717	$784,715
		11,710,997
Semiconductors — 6.7%
Advanced Micro Devices, Inc. (a)	26,521	2,599,323
Applied Materials, Inc.	19,616	2,409,433
Monolithic Power Systems, Inc.	3,142	1,572,697
NVIDIA Corp.	3,420	949,973
QUALCOMM, Inc.	18,104	2,309,708
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	10,872	1,011,314
		10,852,448
Software — 11.7%
Electronic Arts, Inc.	4,024	484,691
Fiserv, Inc. (a)	20,546	2,322,314
Manhattan Associates, Inc. (a)	4,253	658,577
Microsoft Corp.	37,641	10,851,900
ServiceNow, Inc. (a)	4,652	2,161,878
Synopsys, Inc. (a)	3,571	1,379,299
Tyler Technologies, Inc. (a)	3,225	1,143,714
		19,002,373
		41,565,818
Utilities — 2.6%
Electric — 2.6%
Dominion Energy, Inc.	40,930	2,288,396
FirstEnergy Corp.	40,357	1,616,702
The Southern Co.	4,886	339,968
		4,245,066
		4,245,066

TOTAL COMMON STOCK (Cost $150,341,958)		160,222,831

TOTAL EQUITIES (Cost $150,341,958)		160,222,831

TOTAL LONG-TERM INVESTMENTS (Cost $150,341,958)		160,222,831

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (c)	$2,522,665	2,522,665

TOTAL SHORT-TERM INVESTMENTS (Cost $2,522,665)		2,522,665

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 100.0% (Cost $152,864,623) (d)		$162,745,496

Other Assets/(Liabilities) — (0.0)%		(57,449)

NET ASSETS — 100.0%		$162,688,047

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Maturity value of $2,522,968. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $2,573,192.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Fundamental Value Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.9%

COMMON STOCK — 96.9%
Basic Materials — 2.8%
Chemicals — 2.8%
Axalta Coating Systems Ltd. (a)	41,803	$1,266,213
DuPont de Nemours, Inc.	30,667	2,200,971
Olin Corp.	17,915	994,282
		4,461,466
		4,461,466
Communications — 8.0%
Internet — 4.3%
Alphabet, Inc. Class A (a)	50,770	5,266,372
Booking Holdings, Inc. (a)	570	1,511,874
		6,778,246
Telecommunications — 3.7%
Cisco Systems, Inc.	79,834	4,173,322
T-Mobile US, Inc. (a)	12,334	1,786,457
		5,959,779
		12,738,025
Consumer, Cyclical — 5.9%
Distribution & Wholesale — 0.9%
LKQ Corp.	26,877	1,525,538
Home Furnishing — 0.9%
Sony Group Corp. Sponsored ADR	15,909	1,442,151
Retail — 4.1%
AutoZone, Inc. (a)	1,560	3,834,714
Walmart, Inc.	18,499	2,727,678
		6,562,392
		9,530,081
Consumer, Non-cyclical — 28.5%
Beverages — 3.1%
Coca-Cola Europacific Partners PLC	27,790	1,644,890
Keurig Dr Pepper, Inc.	92,605	3,267,105
		4,911,995

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 1.3%
Amgen, Inc.	5,247	$1,268,462
Corteva, Inc.	13,612	820,940
		2,089,402
Commercial Services — 3.0%
FleetCor Technologies, Inc. (a)	7,633	1,609,418
Global Payments, Inc.	5,804	610,813
United Rentals, Inc.	6,555	2,594,207
		4,814,438
Food — 1.8%
The Kroger Co.	24,686	1,218,748
US Foods Holding Corp. (a)	45,174	1,668,727
		2,887,475
Health Care – Products — 0.7%
Avantor, Inc. (a)	52,032	1,099,957
Health Care – Services — 3.9%
Centene Corp. (a)	24,444	1,545,105
ICON PLC (a)	7,775	1,660,662
UnitedHealth Group, Inc.	6,547	3,094,047
		6,299,814
Pharmaceuticals — 14.7%
AbbVie, Inc.	7,167	1,142,205
AmerisourceBergen Corp.	12,243	1,960,227
Bristol-Myers Squibb Co.	72,543	5,027,955
The Cigna Corp.	10,152	2,594,140
CVS Health Corp.	32,281	2,398,801
Johnson & Johnson	30,812	4,775,860
McKesson Corp.	2,395	852,740
Sanofi ADR	86,343	4,698,786
		23,450,714
		45,553,795
Energy — 11.3%
Coal — 0.5%
Peabody Energy Corp. (a)	31,449	805,094
Oil & Gas — 8.2%
BP PLC Sponsored ADR	41,580	1,577,545
Canadian Natural Resources Ltd. (b)	38,496	2,130,754
Cenovus Energy, Inc. (b)	113,044	1,973,748
ConocoPhillips	15,906	1,578,034
Devon Energy Corp.	9,901	501,090
Marathon Petroleum Corp.	25,733	3,469,580
Pioneer Natural Resources Co.	9,120	1,862,669
		13,093,420

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 2.6%
Halliburton Co.	55,234	$1,747,604
Schlumberger NV	48,820	2,397,062
		4,144,666
		18,043,180
Financial — 16.3%
Banks — 8.2%
Bank of America Corp.	57,742	1,651,421
The Goldman Sachs Group, Inc.	6,300	2,060,793
JP Morgan Chase & Co.	43,341	5,647,766
Truist Financial Corp.	13,857	472,524
Wells Fargo & Co.	85,987	3,214,194
		13,046,698
Diversified Financial Services — 1.1%
Discover Financial Services	8,355	825,808
Intercontinental Exchange, Inc.	9,425	982,933
		1,808,741
Insurance — 6.6%
The Allstate Corp.	5,323	589,841
Aon PLC Class A	2,892	911,819
Arthur J Gallagher & Co.	6,719	1,285,412
Berkshire Hathaway, Inc. Class B (a)	18,691	5,771,220
Chubb Ltd.	8,439	1,638,685
Everest Re Group Ltd.	1,235	442,155
		10,639,132
Private Equity — 0.4%
Ares Management Corp. Class A	7,746	646,326
		26,140,897
Industrial — 10.9%
Aerospace & Defense — 2.4%
General Dynamics Corp.	8,700	1,985,427
Howmet Aerospace, Inc.	43,669	1,850,256
		3,835,683
Building Materials — 2.0%
CRH PLC Sponsored ADR (b)	28,055	1,427,158
Masco Corp.	18,369	913,307
Mohawk Industries, Inc. (a)	8,375	839,342
		3,179,807
Electronics — 1.4%
Allegion PLC	8,309	886,820
Fortive Corp.	21,055	1,435,319
		2,322,139

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 0.9%
Caterpillar, Inc.	6,118	$1,400,043
Machinery – Diversified — 3.2%
Deere & Co.	5,170	2,134,590
Dover Corp.	5,665	860,740
Otis Worldwide Corp.	12,198	1,029,511
Westinghouse Air Brake Technologies Corp.	10,207	1,031,519
		5,056,360
Miscellaneous - Manufacturing — 1.0%
Eaton Corp. PLC	9,240	1,583,182
		17,377,214
Technology — 11.2%
Computers — 1.5%
Cognizant Technology Solutions Corp. Class A	20,114	1,225,546
Leidos Holdings, Inc.	13,120	1,207,827
		2,433,373
Semiconductors — 6.8%
Advanced Micro Devices, Inc. (a)	15,411	1,510,432
Applied Materials, Inc.	16,778	2,060,842
Lam Research Corp.	1,865	988,674
Microchip Technology, Inc.	20,544	1,721,176
Micron Technology, Inc.	26,127	1,576,503
NXP Semiconductor NV	3,424	638,491
QUALCOMM, Inc.	19,107	2,437,671
		10,933,789
Software — 2.9%
Activision Blizzard, Inc.	39,305	3,364,115
SS&C Technologies Holdings, Inc	22,231	1,255,384
		4,619,499
		17,986,661
Utilities — 2.0%
Electric — 2.0%
CenterPoint Energy, Inc.	53,041	1,562,588
FirstEnergy Corp.	41,677	1,669,580
		3,232,168
		3,232,168

TOTAL COMMON STOCK (Cost $130,951,026)		155,063,487

TOTAL EQUITIES (Cost $130,951,026)		155,063,487

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 1.4%

Diversified Financial Services — 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	2,153,215	$2,153,215

TOTAL MUTUAL FUNDS (Cost $2,153,215)		2,153,215

TOTAL LONG-TERM INVESTMENTS (Cost $133,104,241)		157,216,702

	Principal Amount
SHORT-TERM INVESTMENTS — 3.4%
Repurchase Agreement — 3.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (d)	$5,490,645	5,490,645

TOTAL SHORT-TERM INVESTMENTS (Cost $5,490,645)		5,490,645

TOTAL INVESTMENTS — 101.7% (Cost $138,594,886) (e)		162,707,347

Other Assets/(Liabilities) — (1.7)%		(2,657,091)

NET ASSETS — 100.0%		$160,050,256

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $3,514,746 or 2.20% of net assets. The Fund received $1,447,575 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $5,491,304. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $5,600,470.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Global Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Austria — 0.5%
Erste Group Bank AG	20,795	$687,827
Canada — 3.6%
Canadian National Railway Co.	19,337	2,281,186
Canadian Pacific Railway Ltd.	35,965	2,767,147
		5,048,333
Denmark — 0.6%
Carlsberg A/S Class B	5,254	812,374
France — 9.1%
Air Liquide SA	8,273	1,385,971
Danone SA	38,063	2,366,307
EssilorLuxottica SA	3,202	578,045
Hermes International	367	743,399
Legrand SA	19,018	1,739,564
LVMH Moet Hennessy Louis Vuitton SE	4,128	3,783,138
Pernod Ricard SA	10,012	2,268,517
		12,864,941
Germany — 4.1%
Bayer AG Registered	27,021	1,721,131
Brenntag SE	8,539	641,035
Deutsche Boerse AG	4,174	812,350
Merck KGaA	10,242	1,904,196
MTU Aero Engines AG	2,893	723,459
		5,802,171
Israel — 1.1%
Check Point Software Technologies Ltd. (a)	11,990	1,558,700
Japan — 2.0%
Hoya Corp.	5,400	597,149
Kubota Corp.	95,500	1,446,634
Olympus Corp.	41,500	728,825
		2,772,608
Mexico — 0.3%
Grupo Financiero Banorte SAB de CV Class O	51,607	434,507
Netherlands — 2.5%
Akzo Nobel NV	15,662	1,222,454
Heineken NV	21,032	2,264,195
		3,486,649

MML Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Republic of Korea — 1.0%
Samsung Electronics Co. Ltd.	29,661	$1,470,839
Spain — 0.9%
Aena SME SA (a) (b)	7,779	1,259,546
Sweden — 1.6%
Essity AB Class B (c)	77,507	2,216,445
Switzerland — 4.6%
Adecco Group AG Registered (a)	9,082	330,555
Cie Financiere Richemont SA Registered Class A	15,413	2,470,718
Julius Baer Group Ltd.	9,824	672,643
Sonova Holding AG Registered	3,077	907,356
UBS Group AG Registered (a)	98,887	2,088,113
		6,469,385
United Kingdom — 7.5%
Burberry Group PLC	37,510	1,200,235
Compass Group PLC	32,078	806,567
Diageo PLC	70,708	3,155,725
London Stock Exchange Group PLC	9,590	931,997
Reckitt Benckiser Group PLC	25,433	1,932,260
Rolls-Royce Holdings PLC (a)	483,115	892,275
Whitbread PLC	16,062	593,305
WPP PLC	85,192	1,010,736
		10,523,100
United States — 59.4%
3M Co.	11,011	1,157,366
Abbott Laboratories	18,492	1,872,500
Accenture PLC Class A	11,161	3,189,925
Alphabet, Inc. Class A (a)	22,540	2,338,074
American Express Co.	11,030	1,819,399
Amphenol Corp. Class A	12,235	999,844
Aon PLC Class A	6,346	2,000,830
Aptiv PLC (a)	5,232	586,978
Boston Scientific Corp. (a)	50,079	2,505,452
Carrier Global Corp.	8,369	382,882
The Charles Schwab Corp.	35,463	1,857,552
Cognizant Technology Solutions Corp. Class A	21,034	1,281,602
Colgate-Palmolive Co.	9,370	704,156
Comcast Corp. Class A	86,041	3,261,814
The Cooper Cos., Inc.	3,627	1,354,177
eBay, Inc.	22,297	989,318
Equifax, Inc.	7,215	1,463,491
Fidelity National Information Services, Inc.	22,445	1,219,437
Fiserv, Inc. (a)	15,813	1,787,343
The Goldman Sachs Group, Inc.	7,364	2,408,838
Honeywell International, Inc.	14,384	2,749,070
International Flavors & Fragrances, Inc.	20,634	1,897,503
Liberty Broadband Corp. Class C (a)	19,334	1,579,588
Linde PLC	9,210	3,235,610
Linde PLC	1,691	601,049
Marriott International, Inc. Class A	5,084	844,147
Medtronic PLC	42,702	3,442,635
Microchip Technology, Inc.	9,998	837,632

MML Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Nestle SA Registered	26,452	$3,229,176
Omnicom Group, Inc.	4,720	445,285
Oracle Corp.	29,045	2,698,861
Otis Worldwide Corp.	9,687	817,583
PayPal Holdings, Inc. (a)	6,842	519,582
PPG Industries, Inc.	11,419	1,525,350
Roche Holding AG	11,424	3,269,405
Schneider Electric SE	25,783	4,310,117
Stryker Corp.	7,475	2,133,888
Thermo Fisher Scientific, Inc.	6,849	3,947,558
Union Pacific Corp.	7,449	1,499,186
United Parcel Service, Inc. Class B	7,777	1,508,660
Visa, Inc. Class A	18,957	4,274,045
The Walt Disney Co. (a)	17,548	1,757,081
Waters Corp. (a)	3,584	1,109,714
Willis Towers Watson PLC	10,294	2,392,120
		83,805,823

TOTAL COMMON STOCK (Cost $117,768,826)		139,213,248

TOTAL EQUITIES (Cost $117,768,826)		139,213,248

MUTUAL FUNDS — 1.5%
United States — 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	2,187,610	2,187,610

TOTAL MUTUAL FUNDS (Cost $2,187,610)		2,187,610

WARRANTS — 0.1%
Switzerland — 0.1%
Cie Financiere Richemont SA, Expires 11/22/23, Strike 67.00 (a)	105,484	132,583

TOTAL WARRANTS (Cost $0)		132,583

TOTAL LONG-TERM INVESTMENTS (Cost $119,956,436)		141,533,441

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (e)	$1,105,684	1,105,684

TOTAL SHORT-TERM INVESTMENTS (Cost $1,105,684)		1,105,684

MML Global Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 101.2% (Cost $121,062,120) (f)		$142,639,125

Other Assets/(Liabilities) — (1.2)%		(1,668,349)

NET ASSETS — 100.0%		$140,970,776

Abbreviation Legend

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $1,259,546 or 0.89% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $2,169,465 or 1.54% of net assets. The Fund received $94,078 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $1,105,817. Collateralized by U.S. Government Agency obligations with a rate of 4.815%, maturity date of 10/31/24, and an aggregate market value, including accrued interest, of $1,127,823.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Income & Growth Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Basic Materials — 7.6%
Chemicals — 7.6%
Air Products & Chemicals, Inc.	19,053	$5,472,212
Axalta Coating Systems Ltd. (a)	58,813	1,781,446
DuPont de Nemours, Inc.	51,699	3,710,437
Element Solutions, Inc.	67,589	1,305,144
International Flavors & Fragrances, Inc.	22,117	2,033,879
		14,303,118
Communications — 3.3%
Internet — 0.5%
Alphabet, Inc. Class C (a)	8,313	864,552
Media — 2.1%
Comcast Corp. Class A	104,430	3,958,941
Telecommunications — 0.7%
T-Mobile US, Inc. (a)	9,294	1,346,143
		6,169,636
Consumer, Cyclical — 5.4%
Auto Parts & Equipment — 0.8%
Aptiv PLC (a)	14,245	1,598,147
Entertainment — 1.1%
Marriott Vacations Worldwide Corp.	5,607	756,160
SeaWorld Entertainment, Inc. (a)	22,594	1,385,238
		2,141,398
Food Services — 0.8%
Aramark	40,774	1,459,709
Lodging — 1.7%
Las Vegas Sands Corp. (a)	35,768	2,054,872
MGM Resorts International	25,434	1,129,778
		3,184,650
Retail — 1.0%
Dollar General Corp.	6,244	1,314,112

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lithia Motors, Inc.	2,397	$548,745
		1,862,857
		10,246,761
Consumer, Non-cyclical — 27.0%
Agriculture — 3.5%
Philip Morris International, Inc.	67,424	6,556,984
Beverages — 2.7%
Coca-Cola Europacific Partners PLC	58,424	3,458,116
Molson Coors Beverage Co. Class B	31,410	1,623,269
		5,081,385
Cosmetics & Personal Care — 1.1%
The Procter & Gamble Co.	13,228	1,966,871
Health Care – Products — 4.5%
Avantor, Inc. (a)	63,899	1,350,825
Envista Holdings Corp. (a)	27,222	1,112,835
Hologic, Inc. (a)	15,863	1,280,144
LivaNova PLC (a)	15,184	661,719
Medtronic PLC	50,058	4,035,676
		8,441,199
Health Care – Services — 4.7%
Elevance Health, Inc.	2,936	1,350,002
Humana, Inc.	5,403	2,622,941
UnitedHealth Group, Inc.	10,456	4,941,401
		8,914,344
Pharmaceuticals — 10.5%
Becton Dickinson & Co.	6,343	1,570,146
The Cigna Corp.	14,372	3,672,477
CVS Health Corp.	56,139	4,171,689
Johnson & Johnson	8,940	1,385,700
Merck & Co., Inc.	59,859	6,368,399
Perrigo Co. PLC	74,418	2,669,374
		19,837,785
		50,798,568
Energy — 9.5%
Oil & Gas — 7.3%
Hess Corp.	40,872	5,409,001
Phillips 66	50,011	5,070,115
Pioneer Natural Resources Co.	8,436	1,722,969
Valero Energy Corp.	10,605	1,480,458
		13,682,543
Oil & Gas Services — 0.7%
Halliburton Co.	42,566	1,346,788

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines — 1.5%
Enbridge, Inc.	76,768	$2,928,699
		17,958,030
Financial — 20.1%
Banks — 9.1%
East West Bancorp, Inc.	23,954	1,329,447
JP Morgan Chase & Co.	24,767	3,227,388
M&T Bank Corp.	17,918	2,142,455
Northern Trust Corp.	40,399	3,560,364
US Bancorp	84,629	3,050,876
Wells Fargo & Co.	103,864	3,882,436
		17,192,966
Diversified Financial Services — 1.0%
AerCap Holdings NV (a)	16,154	908,340
American Express Co.	5,656	932,957
		1,841,297
Insurance — 7.1%
The Allstate Corp.	37,789	4,187,399
American International Group, Inc.	22,206	1,118,294
Axis Capital Holdings Ltd.	18,157	989,920
Berkshire Hathaway, Inc. Class B (a)	5,021	1,550,334
Chubb Ltd.	20,002	3,883,988
Willis Towers Watson PLC	6,913	1,606,443
		13,336,378
Real Estate — 0.7%
The Howard Hughes Corp. (a)	17,032	1,362,560
Real Estate Investment Trusts (REITS) — 2.2%
Corporate Office Properties Trust	80,741	1,914,369
VICI Properties, Inc.	67,487	2,201,426
		4,115,795
		37,848,996
Industrial — 12.8%
Aerospace & Defense — 3.9%
General Dynamics Corp.	10,839	2,473,568
Raytheon Technologies Corp.	49,802	4,877,110
		7,350,678
Building Materials — 1.8%
CRH PLC Sponsored ADR (b)	31,741	1,614,665
MDU Resources Group, Inc.	57,079	1,739,768
		3,354,433
Engineering & Construction — 0.9%
AECOM	20,194	1,702,758

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools — 2.2%
Stanley Black & Decker, Inc.	52,035	$4,192,980
Machinery – Construction & Mining — 1.8%
BWX Technologies, Inc.	26,120	1,646,605
Vertiv Holdings Co.	128,274	1,835,601
		3,482,206
Machinery – Diversified — 1.3%
Deere & Co.	5,903	2,437,231
Transportation — 0.9%
J.B. Hunt Transport Services, Inc.	9,344	1,639,498
		24,159,784
Technology — 8.5%
Computers — 1.1%
CACI International, Inc. Class A (a)	4,745	1,405,848
Cognizant Technology Solutions Corp. Class A	11,048	673,155
		2,079,003
Semiconductors — 2.5%
Broadcom, Inc.	3,084	1,978,509
Microchip Technology, Inc.	16,275	1,363,520
QUALCOMM, Inc.	10,624	1,355,410
		4,697,439
Software — 4.9%
Electronic Arts, Inc.	12,317	1,483,583
Fidelity National Information Services, Inc.	47,776	2,595,670
Oracle Corp.	55,286	5,137,175
		9,216,428
		15,992,870
Utilities — 5.1%
Electric — 5.1%
CenterPoint Energy, Inc.	47,045	1,385,946
Entergy Corp.	32,305	3,480,541
Exelon Corp.	30,377	1,272,492
Pinnacle West Capital Corp.	44,107	3,495,038
		9,634,017
		9,634,017

TOTAL COMMON STOCK (Cost $161,948,094)		187,111,780

TOTAL EQUITIES (Cost $161,948,094)		187,111,780

TOTAL LONG-TERM INVESTMENTS (Cost $161,948,094)		187,111,780

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.8%

Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (c)	$1,570,662	$1,570,662

TOTAL SHORT-TERM INVESTMENTS (Cost $1,570,662)		1,570,662

TOTAL INVESTMENTS — 100.1% (Cost $163,518,756) (d)		188,682,442

Other Assets/(Liabilities) — (0.1)%		(200,054)

NET ASSETS — 100.0%		$188,482,388

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $1,573,664 or 0.83% of net assets. The Fund received $1,620,050 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $1,570,850. Collateralized by U.S. Government Agency obligations with rates ranging from 3.875% - 4.815%, maturity dates ranging from 10/31/24 - 3/31/25, and an aggregate market value, including accrued interest, of $1,602,126.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML International Equity Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 97.9%
Australia — 1.3%
Glencore PLC	217,544	$1,251,336
Orica Ltd.	42,164	435,717
Rio Tinto PLC	21,765	1,475,125
		3,162,178
Belgium — 1.2%
Anheuser-Busch InBev SA	25,600	1,707,054
KBC Group NV	15,508	1,066,194
		2,773,248
Canada — 3.3%
Canadian National Railway Co.	18,827	2,221,021
Intact Financial Corp.	7,734	1,106,852
Open Text Corp. (a)	42,100	1,623,879
Restaurant Brands International, Inc.	4,500	302,130
Suncor Energy, Inc.	30,393	943,611
The Toronto-Dominion Bank	28,626	1,714,595
		7,912,088
China — 3.6%
Alibaba Group Holding Ltd. (b)	150,940	1,919,611
Meituan Class B (b) (c)	3,370	61,211
NetEase, Inc.	63,700	1,125,908
Prosus NV (b)	25,098	1,962,726
Tencent Holdings Ltd.	33,700	1,646,695
Vipshop Holdings Ltd. ADR (b)	41,564	630,941
Yum China Holdings, Inc.	20,481	1,298,291
		8,645,383
Denmark — 2.8%
Carlsberg A/S Class B	9,571	1,479,870
DSV A/S	5,180	999,825
Novo Nordisk A/S Class B	25,761	4,088,080
		6,567,775
France — 16.4%
Accor SA (b)	53,200	1,730,998
Air Liquide SA	27,355	4,582,767
BNP Paribas SA	41,076	2,456,745
Capgemini SE	23,208	4,316,830
Cie de Saint-Gobain	28,148	1,602,682
Cie Generale des Etablissements Michelin SCA	34,613	1,059,428
Danone SA	20,000	1,243,363

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Dassault Systemes SE	21,967	$907,236
Edenred	13,500	798,750
Engie SA	138,586	2,191,696
EssilorLuxottica SA	13,337	2,407,680
Kering SA	2,225	1,452,161
L'Oreal SA	3,121	1,396,341
Legrand SA	15,811	1,446,222
LVMH Moet Hennessy Louis Vuitton SE	4,820	4,417,326
Pernod Ricard SA	13,113	2,971,141
Publicis Groupe SA	14,751	1,152,432
Valeo	61,086	1,257,065
Worldline SA (b) (c)	40,800	1,733,972
		39,124,835
Germany — 16.2%
adidas AG	9,070	1,601,410
Allianz SE Registered	9,100	2,100,663
Bayer AG Registered	72,161	4,596,369
Bayerische Motoren Werke AG	19,585	2,144,396
Beiersdorf AG	23,240	3,023,387
Brenntag SE	2,000	150,143
Continental AG	28,220	2,109,198
Daimler Truck Holding AG (b)	47,449	1,602,490
Deutsche Boerse AG	15,861	3,086,891
Fresenius Medical Care AG & Co. KGaA	37,400	1,586,076
Fresenius SE & Co. KGaA	67,300	1,814,182
Henkel AG & Co. KGaA	17,300	1,258,038
Mercedes-Benz Group AG Registered	31,898	2,450,334
Merck KGaA	15,069	2,801,634
MTU Aero Engines AG	4,184	1,046,302
SAP SE	39,098	4,918,419
Siemens AG Registered	10,040	1,625,162
thyssenkrupp AG	94,174	676,056
		38,591,150
Hong Kong — 2.6%
AIA Group Ltd.	329,000	3,456,928
Prudential PLC	205,963	2,816,810
		6,273,738
India — 0.5%
Axis Bank Ltd.	47,782	499,167
HDFC Bank Ltd. ADR	11,800	786,706
		1,285,873
Ireland — 1.4%
Ryanair Holdings PLC Sponsored ADR (b)	35,306	3,329,003
Israel — 0.9%
Check Point Software Technologies Ltd. (b)	15,635	2,032,550
Italy — 2.6%
Eni SpA	117,040	1,639,473
Intesa Sanpaolo SpA	1,754,556	4,515,591
		6,155,064

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Japan — 10.1%
Daikin Industries Ltd.	13,700	$2,456,234
Denso Corp.	30,700	1,732,985
Fujitsu Ltd.	5,700	770,441
Hitachi Ltd.	61,000	3,352,988
Hoya Corp.	15,000	1,658,748
Koito Manufacturing Co. Ltd. (a)	48,800	924,311
Komatsu Ltd.	39,200	972,512
Kose Corp.	11,100	1,318,405
Kubota Corp.	50,200	760,430
Kyocera Corp.	32,800	1,711,032
Olympus Corp.	94,800	1,664,882
Shin-Etsu Chemical Co. Ltd.	32,500	1,054,123
SMC Corp.	3,400	1,802,669
Sony Group Corp.	26,000	2,363,770
Terumo Corp.	52,800	1,425,414
		23,968,944
Luxembourg — 0.2%
Eurofins Scientific SE (a)	6,600	442,835
Netherlands — 2.3%
Akzo Nobel NV	8,535	666,176
EXOR NV (b)	20,075	1,654,262
ING Groep NV	169,113	2,011,950
Randstad NV (a)	17,965	1,066,504
		5,398,892
Portugal — 0.4%
Galp Energia SGPS SA	88,138	1,000,005
Republic of Korea — 1.1%
NAVER Corp.	10,845	1,707,161
Samsung Electronics Co., Ltd. GDR	623	770,150
		2,477,311
Singapore — 0.8%
DBS Group Holdings, Ltd.	78,900	1,960,840
Spain — 1.2%
Amadeus IT Group SA (b)	43,948	2,942,611
Sweden — 1.2%
Sandvik AB	19,800	420,777
SKF AB Class B (a)	68,800	1,357,624
Volvo AB Class B	54,970	1,133,814
		2,912,215
Switzerland — 7.1%
Cie Financiere Richemont SA Registered Class A	22,893	3,669,768
Julius Baer Group Ltd.	19,775	1,353,982
Novartis AG Registered	37,532	3,445,621
Schindler Holding AG	2,360	522,056
Sika AG Registered	4,689	1,316,137
Sonova Holding AG Registered	3,612	1,065,119
The Swatch Group AG	1,890	649,861

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
UBS Group AG Registered	117,636	$2,484,020
Zurich Insurance Group AG	4,927	2,357,525
		16,864,089
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	20,965	1,950,164
United Kingdom — 10.5%
Ashtead Group PLC	13,900	851,627
CNH Industrial NV	117,553	1,798,248
Compass Group PLC	148,744	3,740,008
Diageo PLC	52,495	2,342,872
Informa PLC	93,400	798,157
Liberty Global PLC Class A (b)	51,400	1,002,300
Lloyds Banking Group PLC	4,011,884	2,366,793
London Stock Exchange Group PLC	18,961	1,842,710
Reckitt Benckiser Group PLC	26,321	1,999,726
RELX PLC	83,482	2,702,510
Rolls-Royce Holdings PLC (b)	604,925	1,117,248
Schroders PLC	281,117	1,601,920
Smiths Group PLC	17,800	377,226
Tesco PLC	439,945	1,442,616
WPP PLC	91,292	1,083,108
		25,067,069
United States — 9.4%
Experian PLC	68,744	2,262,723
Holcim AG (b)	23,059	1,487,467
Linde PLC	6,214	2,183,071
Nestle SA Registered	45,227	5,521,168
QIAGEN NV (b)	28,980	1,317,341
Roche Holding AG	17,171	4,914,123
Schneider Electric SE	27,284	4,561,037
		22,246,930

TOTAL COMMON STOCK (Cost $232,705,518)		233,084,790

PREFERRED STOCK — 0.5%
Republic of Korea — 0.5%
Samsung Electronics Co. Ltd. 1.760%
	30,300	1,265,278

TOTAL PREFERRED STOCK (Cost $1,595,212)		1,265,278

TOTAL EQUITIES (Cost $234,300,730)		234,350,068

MUTUAL FUNDS — 1.5%
United States — 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	3,481,954	3,481,954

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL MUTUAL FUNDS (Cost $3,481,954)		$3,481,954

TOTAL LONG-TERM INVESTMENTS (Cost $237,782,684)		237,832,022

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%

Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (e)	$2,591,626	2,591,626

TOTAL SHORT-TERM INVESTMENTS (Cost $2,591,626)		2,591,626

TOTAL INVESTMENTS — 101.0% (Cost $240,374,310) (f)		240,423,648

Other Assets/(Liabilities) — (1.0)%		(2,451,582)

NET ASSETS — 100.0%		$237,972,066

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $3,725,284 or 1.57% of net assets. The Fund received $435,765 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $1,795,183 or 0.75% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $2,591,937. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $2,643,580.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Large Cap Growth Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Communications — 29.0%
Internet — 24.5%
Alibaba Group Holding Ltd. Sponsored ADR (a)	23,029	$2,353,103
Alphabet, Inc. Class A (a)	51,546	5,346,867
Alphabet, Inc. Class C (a)	45,778	4,760,912
Amazon.com, Inc. (a)	79,592	8,221,058
Meta Platforms, Inc. Class A (a)	60,041	12,725,089
Netflix, Inc. (a)	19,743	6,820,812
Shopify, Inc. Class A (a)	58,611	2,809,811
		43,037,652
Media — 4.5%
FactSet Research Systems, Inc.	7,325	3,040,534
The Walt Disney Co. (a)	47,901	4,796,327
		7,836,861
		50,874,513
Consumer, Cyclical — 9.3%
Auto Manufacturers — 4.7%
Tesla, Inc. (a)	39,790	8,254,833
Retail — 4.6%
Starbucks Corp.	39,249	4,086,999
Yum China Holdings, Inc.	22,513	1,427,099
Yum! Brands, Inc.	19,240	2,541,219
		8,055,317
		16,310,150
Consumer, Non-cyclical — 19.1%
Beverages — 3.6%
Monster Beverage Corp. (a)	115,874	6,258,355
Biotechnology — 7.1%
Illumina, Inc. (a)	14,481	3,367,557
Regeneron Pharmaceuticals, Inc. (a)	5,485	4,506,860
Vertex Pharmaceuticals, Inc. (a)	14,748	4,646,652
		12,521,069
Commercial Services — 2.5%
Block, Inc. (a)	32,347	2,220,621

MML Large Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PayPal Holdings, Inc. (a)	29,024	$2,204,083
		4,424,704
Health Care – Products — 1.2%
Intuitive Surgical, Inc. (a)	8,490	2,168,940
Pharmaceuticals — 4.7%
Novartis AG Sponsored ADR	27,803	2,557,876
Novo Nordisk A/S Sponsored ADR	20,897	3,325,548
Roche Holding AG Sponsored ADR	63,230	2,267,428
		8,150,852
		33,523,920
Financial — 7.4%
Diversified Financial Services — 7.4%
SEI Investments Co.	41,731	2,401,619
Visa, Inc. Class A	46,599	10,506,211
		12,907,830
		12,907,830
Industrial — 8.3%
Aerospace & Defense — 5.8%
The Boeing Co. (a)	48,190	10,237,002
Machinery – Diversified — 0.8%
Deere & Co.	3,428	1,415,353
Transportation — 1.7%
Expeditors International of Washington, Inc.	27,093	2,983,481
		14,635,836
Technology — 26.2%
Semiconductors — 9.2%
NVIDIA Corp.	45,839	12,732,699
QUALCOMM, Inc.	26,918	3,434,198
		16,166,897
Software — 17.0%
Autodesk, Inc. (a)	28,037	5,836,182
Microsoft Corp.	29,928	8,628,243
Oracle Corp.	84,297	7,832,877
Salesforce, Inc. (a)	28,156	5,625,006

MML Large Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Workday, Inc. Class A (a)	9,769	$2,017,689
		29,939,997
		46,106,894

TOTAL COMMON STOCK (Cost $149,607,051)		174,359,143

TOTAL EQUITIES (Cost $149,607,051)		174,359,143

TOTAL LONG-TERM INVESTMENTS (Cost $149,607,051)		174,359,143

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (b)	$1,448,543	1,448,543

TOTAL SHORT-TERM INVESTMENTS (Cost $1,448,543)		1,448,543

TOTAL INVESTMENTS — 100.1% (Cost $151,055,594) (c)		175,807,686

Other Assets/(Liabilities) — (0.1)%		(132,300)

NET ASSETS — 100.0%		$175,675,386

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $1,448,717. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $1,477,549.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Managed Volatility Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Basic Materials — 2.1%
Chemicals — 1.6%
Air Products & Chemicals, Inc. (a)	661	$189,846
Albemarle Corp. (a)	353	78,027
Celanese Corp. (a)	307	33,429
CF Industries Holdings, Inc. (a)	574	41,609
Dow, Inc. (a)	2,175	119,234
DuPont de Nemours, Inc. (a)	1,341	96,244
Eastman Chemical Co. (a)	327	27,579
Ecolab, Inc. (a)	738	122,161
FMC Corp. (a)	385	47,020
International Flavors & Fragrances, Inc. (a)	794	73,016
Linde PLC (a)	1,473	523,563
LyondellBasell Industries NV Class A (a)	781	73,328
The Mosaic Co. (a)	998	45,788
PPG Industries, Inc. (a)	696	92,972
The Sherwin-Williams Co. (a)	702	157,789
		1,721,605
Forest Products & Paper — 0.0%
International Paper Co. (a)	1,124	40,531
Iron & Steel — 0.2%
Nucor Corp. (a)	748	115,543
Steel Dynamics, Inc. (a)	500	56,530
		172,073
Mining — 0.3%
Freeport-McMoRan, Inc. (a)	4,341	177,591
Newmont Corp. (a)	2,365	115,932
		293,523
		2,227,732
Communications — 12.0%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. (a)	1,066	39,698
Omnicom Group, Inc. (a)	632	59,623
		99,321
Internet — 8.5%
Alphabet, Inc. Class A (b)	17,885	1,855,211
Alphabet, Inc. Class C (b)	15,515	1,613,560
Amazon.com, Inc. (b)	26,712	2,759,083

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Booking Holdings, Inc. (b)	116	$307,680
CDW Corp. (a)	396	77,177
eBay, Inc. (a)	1,616	71,702
Etsy, Inc. (b)	364	40,524
Expedia Group, Inc. (b)	428	41,529
F5, Inc. (b)	177	25,787
Gen Digital, Inc. (a)	1,715	29,429
Match Group, Inc. (b)	854	32,785
Meta Platforms, Inc. Class A (b)	6,667	1,413,004
Netflix, Inc. (b)	1,332	460,179
VeriSign, Inc. (b)	277	58,538
		8,786,188
Media — 1.3%
Charter Communications, Inc. Class A (b)	322	115,150
Comcast Corp. Class A (a)	12,542	475,467
DISH Network Corp. Class A (b)	884	8,248
FactSet Research Systems, Inc. (a)	117	48,566
Fox Corp. Class A (a)	576	19,613
Fox Corp. Class B (a)	666	20,852
News Corp. Class A (a)	837	14,455
News Corp. Class B (a)	716	12,480
Paramount Global Class B (a)	1,595	35,584
The Walt Disney Co. (b)	5,450	545,708
Warner Bros Discovery, Inc. (b)	6,667	100,672
		1,396,795
Telecommunications — 2.1%
Arista Networks, Inc. (b)	731	122,706
AT&T, Inc. (a)	21,277	409,582
Cisco Systems, Inc. (a)	12,279	641,885
Corning, Inc. (a)	2,253	79,486
Juniper Networks, Inc. (a)	1,049	36,106
Motorola Solutions, Inc. (a)	513	146,785
T-Mobile US, Inc. (b)	1,811	262,305
Verizon Communications, Inc. (a)	12,521	486,942
		2,185,797
		12,468,101
Consumer, Cyclical — 9.4%
Airlines — 0.2%
Alaska Air Group, Inc. (b)	399	16,742
American Airlines Group, Inc. (b)	2,059	30,370
Delta Air Lines, Inc. (b)	1,764	61,599
Southwest Airlines Co. (a)	1,855	60,362
United Airlines Holdings, Inc. (b)	999	44,206
		213,279
Apparel — 0.5%
NIKE, Inc. Class B (a)	3,728	457,202
Ralph Lauren Corp. (a)	120	14,000
Tapestry, Inc. (a)	676	29,142

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
VF Corp. (a)	995	$22,796
		523,140
Auto Manufacturers — 2.1%
Cummins, Inc. (a)	444	106,063
Ford Motor Co. (a)	11,825	148,995
General Motors Co. (a)	4,132	151,562
PACCAR, Inc. (a)	1,549	113,387
Tesla, Inc. (b)	8,058	1,671,712
		2,191,719
Auto Parts & Equipment — 0.1%
Aptiv PLC (b)	801	89,864
BorgWarner, Inc. (a)	693	34,033
		123,897
Distribution & Wholesale — 0.4%
Copart, Inc. (b)	1,320	99,277
Fastenal Co. (a)	1,676	90,404
LKQ Corp. (a)	804	45,635
Pool Corp. (a)	122	41,778
W.W. Grainger, Inc. (a)	130	89,545
		366,639
Entertainment — 0.1%
Caesars Entertainment, Inc. (b)	688	33,581
Live Nation Entertainment, Inc. (b)	465	32,550
		66,131
Home Builders — 0.3%
D.R. Horton, Inc. (a)	963	94,075
Lennar Corp. Class A (a)	743	78,097
NVR, Inc. (b)	8	44,578
PulteGroup, Inc. (a)	696	40,563
		257,313
Home Furnishing — 0.0%
Whirlpool Corp. (a)	154	20,331
Housewares — 0.0%
Newell Brands, Inc. (a)	1,080	13,435
Leisure Time — 0.1%
Carnival Corp. (b)	3,073	31,191
Norwegian Cruise Line Holdings Ltd. (b)	1,239	16,665
Royal Caribbean Cruises Ltd. (b)	651	42,510
		90,366
Lodging — 0.4%
Hilton Worldwide Holdings, Inc. (a)	809	113,964
Las Vegas Sands Corp. (b)	970	55,726
Marriott International, Inc. Class A (a)	806	133,828
MGM Resorts International (a)	899	39,934

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wynn Resorts Ltd. (b)	313	$35,028
		378,480
Retail — 5.2%
Advance Auto Parts, Inc. (a)	186	22,619
AutoZone, Inc. (b)	56	137,656
Bath & Body Works, Inc. (a)	701	25,643
Best Buy Co., Inc. (a)	564	44,144
CarMax, Inc. (b)	465	29,890
Chipotle Mexican Grill, Inc. (b)	84	143,496
Costco Wholesale Corp. (a)	1,324	657,856
Darden Restaurants, Inc. (a)	387	60,047
Dollar General Corp. (a)	683	143,744
Dollar Tree, Inc. (b)	630	90,437
Domino's Pizza, Inc. (a)	103	33,977
Genuine Parts Co. (a)	410	68,597
The Home Depot, Inc. (a)	3,051	900,411
Lowe's Cos., Inc. (a)	1,804	360,746
McDonald's Corp. (a)	2,192	612,905
O'Reilly Automotive, Inc. (b)	189	160,457
Ross Stores, Inc. (a)	1,046	111,012
Starbucks Corp. (a)	3,431	357,270
Target Corp. (a)	1,397	231,385
The TJX Cos., Inc. (a)	3,524	276,141
Tractor Supply Co. (a)	322	75,683
Ulta Beauty, Inc. (b)	153	83,488
Walgreens Boots Alliance, Inc. (a)	2,134	73,794
Walmart, Inc. (a)	4,192	618,110
Yum! Brands, Inc. (a)	845	111,608
		5,431,116
Toys, Games & Hobbies — 0.0%
Hasbro, Inc. (a)	432	23,194
		9,699,040
Consumer, Non-cyclical — 21.2%
Agriculture — 0.8%
Altria Group, Inc. (a)	5,377	239,922
Archer-Daniels-Midland Co. (a)	1,657	131,997
Bunge Ltd. (a)	449	42,888
Philip Morris International, Inc. (a)	4,612	448,517
		863,324
Beverages — 1.8%
Brown-Forman Corp. Class B (a)	604	38,819
The Coca-Cola Co. (a)	11,615	720,479
Constellation Brands, Inc. Class A (a)	498	112,493
Keurig Dr Pepper, Inc. (a)	2,411	85,060
Molson Coors Beverage Co. Class B (a)	613	31,680
Monster Beverage Corp. (b)	2,366	127,788
PepsiCo, Inc. (a)	4,111	749,435
		1,865,754

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 1.7%
Amgen, Inc. (a)	1,595	$385,591
Bio-Rad Laboratories, Inc. Class A (b)	62	29,699
Biogen, Inc. (b)	436	121,221
Corteva, Inc. (a)	2,140	129,064
Gilead Sciences, Inc. (a)	3,722	308,814
Illumina, Inc. (b)	468	108,833
Incyte Corp. (b)	544	39,315
Moderna, Inc. (b)	1,007	154,655
Regeneron Pharmaceuticals, Inc. (b)	326	267,865
Vertex Pharmaceuticals, Inc. (b)	766	241,344
		1,786,401
Commercial Services — 1.8%
Automatic Data Processing, Inc. (a)	1,258	280,068
Cintas Corp. (a)	267	123,536
CoStar Group, Inc. (b)	1,253	86,269
Equifax, Inc. (a)	371	75,254
FleetCor Technologies, Inc. (b)	236	49,761
Gartner, Inc. (b)	232	75,579
Global Payments, Inc. (a)	768	80,824
MarketAxess Holdings, Inc. (a)	111	43,433
Moody's Corp. (a)	471	144,135
PayPal Holdings, Inc. (b)	3,372	256,070
Quanta Services, Inc. (a)	415	69,156
Robert Half International, Inc. (a)	357	28,763
Rollins, Inc. (a)	750	28,147
S&P Global, Inc. (a)	980	337,875
United Rentals, Inc. (a)	203	80,339
Verisk Analytics, Inc. (a)	462	88,639
		1,847,848
Cosmetics & Personal Care — 1.4%
Colgate-Palmolive Co. (a)	2,473	185,846
The Estee Lauder Cos., Inc. Class A (a)	689	169,811
The Procter & Gamble Co. (a)	7,077	1,052,279
		1,407,936
Food — 1.2%
Campbell Soup Co. (a)	536	29,469
Conagra Brands, Inc. (a)	1,475	55,401
General Mills, Inc. (a)	1,791	153,059
The Hershey Co. (a)	457	116,265
Hormel Foods Corp. (a)	937	37,368
The J.M. Smucker Co. (a)	332	52,247
Kellogg Co. (a)	720	48,211
The Kraft Heinz Co. (a)	2,309	89,289
The Kroger Co. (a)	1,954	96,469
Lamb Weston Holdings, Inc. (a)	410	42,853
McCormick & Co., Inc. (a)	725	60,327
Mondelez International, Inc. Class A (a)	4,100	285,852
Sysco Corp. (a)	1,542	119,089
Tyson Foods, Inc. Class A (a)	897	53,210
		1,239,109

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 3.8%
Abbott Laboratories (a)	5,212	$527,767
Align Technology, Inc. (b)	213	71,172
Baxter International, Inc. (a)	1,478	59,948
Bio-Techne Corp. (a)	443	32,866
Boston Scientific Corp. (b)	4,239	212,077
The Cooper Cos., Inc. (a)	154	57,497
Danaher Corp. (a)	1,961	494,250
Dentsply Sirona, Inc. (a)	591	23,215
Edwards Lifesciences Corp. (b)	1,855	153,464
GE HealthCare Technologies, Inc. (b)	1,079	88,510
Hologic, Inc. (b)	755	60,929
IDEXX Laboratories, Inc. (b)	249	124,520
Insulet Corp. (b)	211	67,301
Intuitive Surgical, Inc. (b)	1,042	266,200
Medtronic PLC (a)	4,034	325,221
PerkinElmer, Inc. (a)	384	51,172
ResMed, Inc. (a)	432	94,604
Steris PLC (a)	311	59,488
Stryker Corp. (a)	1,004	286,612
Teleflex, Inc. (a)	134	33,944
Thermo Fisher Scientific, Inc. (a)	1,174	676,658
Waters Corp. (b)	173	53,566
West Pharmaceutical Services, Inc. (a)	224	77,609
Zimmer Biomet Holdings, Inc. (a)	652	84,238
		3,982,828
Health Care – Services — 2.4%
Catalent, Inc. (b)	554	36,403
Centene Corp. (b)	1,627	102,843
Charles River Laboratories International, Inc. (b)	154	31,080
DaVita, Inc. (b)	189	15,330
Elevance Health, Inc. (a)	712	327,385
HCA Healthcare, Inc. (a)	642	169,283
Humana, Inc. (a)	382	185,446
IQVIA Holdings, Inc. (b)	571	113,566
Laboratory Corp. of America Holdings (a)	256	58,732
Molina Healthcare, Inc. (b)	182	48,683
Quest Diagnostics, Inc. (a)	315	44,566
UnitedHealth Group, Inc. (a)	2,799	1,322,779
Universal Health Services, Inc. Class B (a)	182	23,132
		2,479,228
Household Products & Wares — 0.3%
Avery Dennison Corp. (a)	234	41,870
Church & Dwight Co., Inc. (a)	736	65,070
The Clorox Co. (a)	380	60,131
Kimberly-Clark Corp. (a)	989	132,743
		299,814
Pharmaceuticals — 6.0%
AbbVie, Inc. (a)	5,295	843,864
AmerisourceBergen Corp. (a)	501	80,215
Becton Dickinson & Co. (a)	862	213,379
Bristol-Myers Squibb Co. (a)	6,355	440,465
Cardinal Health, Inc. (a)	755	57,002

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Cigna Corp. (a)	888	$226,911
CVS Health Corp. (a)	3,828	284,459
DexCom, Inc. (b)	1,169	135,814
Eli Lilly & Co. (a)	2,361	810,815
Henry Schein, Inc. (b)	411	33,513
Johnson & Johnson (a)	7,834	1,214,270
McKesson Corp. (a)	406	144,556
Merck & Co., Inc. (a)	7,591	807,606
Organon & Co. (a)	703	16,535
Pfizer, Inc. (a)	16,798	685,358
Viatris, Inc. (a)	3,538	34,036
Zoetis, Inc. (a)	1,415	235,513
		6,264,311
		22,036,553
Energy — 4.8%
Energy – Alternate Sources — 0.2%
Enphase Energy, Inc. (b)	405	85,163
First Solar, Inc. (b)	308	66,990
SolarEdge Technologies, Inc. (b)	166	50,456
		202,609
Oil & Gas — 3.9%
APA Corp. (a)	1,038	37,430
Chevron Corp. (a)	5,326	868,990
ConocoPhillips (a)	3,651	362,216
Coterra Energy, Inc. (a)	2,283	56,025
Devon Energy Corp. (a)	1,958	99,094
Diamondback Energy, Inc. (a)	552	74,614
EOG Resources, Inc. (a)	1,741	199,571
EQT Corp. (a)	1,130	36,058
Exxon Mobil Corp. (a)	12,336	1,352,766
Hess Corp. (a)	830	109,842
Marathon Oil Corp. (a)	1,807	43,296
Marathon Petroleum Corp. (a)	1,393	187,818
Occidental Petroleum Corp. (a)	2,200	137,346
Phillips 66 (a)	1,423	144,264
Pioneer Natural Resources Co. (a)	713	145,623
Valero Energy Corp. (a)	1,145	159,842
		4,014,795
Oil & Gas Services — 0.4%
Baker Hughes Co. (a)	3,093	89,264
Halliburton Co. (a)	2,600	82,264
Schlumberger NV (a)	4,299	211,081
		382,609
Pipelines — 0.3%
Kinder Morgan, Inc. (a)	5,801	101,575
ONEOK, Inc. (a)	1,351	85,842
Targa Resources Corp. (a)	686	50,044

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Williams Cos., Inc. (a)	3,631	$108,422
		345,883
		4,945,896
Financial — 14.0%
Banks — 4.0%
Bank of America Corp. (a)	20,843	596,110
The Bank of New York Mellon Corp. (a)	2,149	97,651
Citigroup, Inc. (a)	5,849	274,260
Citizens Financial Group, Inc. (a)	1,470	44,644
Comerica, Inc. (a)	420	18,236
Fifth Third Bancorp (a)	2,107	56,130
First Republic Bank (a)	586	8,198
The Goldman Sachs Group, Inc. (a)	1,024	334,961
Huntington Bancshares, Inc. (a)	4,405	49,336
JP Morgan Chase & Co. (a)	8,785	1,144,773
KeyCorp. (a)	2,789	34,918
M&T Bank Corp. (a)	506	60,502
Morgan Stanley (a)	3,895	341,981
Northern Trust Corp. (a)	660	58,166
The PNC Financial Services Group, Inc. (a)	1,207	153,410
Regions Financial Corp. (a)	2,764	51,300
State Street Corp. (a)	1,066	80,686
Truist Financial Corp. (a)	3,914	133,467
US Bancorp (a)	4,181	150,725
Wells Fargo & Co. (a)	11,364	424,786
Zions Bancorp NA (a)	473	14,157
		4,128,397
Diversified Financial Services — 3.7%
American Express Co. (a)	1,773	292,456
Ameriprise Financial, Inc. (a)	307	94,095
BlackRock, Inc. (a)	446	298,428
Capital One Financial Corp. (a)	1,176	113,084
Cboe Global Markets, Inc. (a)	326	43,762
The Charles Schwab Corp. (a)	4,563	239,010
CME Group, Inc. (a)	1,087	208,182
Discover Financial Services (a)	818	80,851
Franklin Resources, Inc. (a)	962	25,916
Intercontinental Exchange, Inc. (a)	1,652	172,287
Invesco Ltd. (a)	1,194	19,582
Mastercard, Inc. Class A (a)	2,527	918,337
Nasdaq, Inc. (a)	1,089	59,536
Raymond James Financial, Inc. (a)	602	56,149
Synchrony Financial (a)	1,239	36,030
T. Rowe Price Group, Inc. (a)	684	77,224
Visa, Inc. Class A (a)	4,869	1,097,765
		3,832,694
Insurance — 3.7%
Aflac, Inc. (a)	1,609	103,813
The Allstate Corp. (a)	819	90,753
American International Group, Inc. (a)	2,301	115,878
Aon PLC Class A (a)	625	197,056
Arch Capital Group Ltd. (b)	1,080	73,300

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Arthur J Gallagher & Co. (a)	659	$126,073
Assurant, Inc. (a)	169	20,292
Berkshire Hathaway, Inc. Class B (b)	5,396	1,666,123
Brown & Brown, Inc. (a)	719	41,285
Chubb Ltd. (a)	1,242	241,172
Cincinnati Financial Corp. (a)	499	55,928
Everest Re Group Ltd. (a)	118	42,246
Globe Life, Inc. (a)	227	24,974
The Hartford Financial Services Group, Inc. (a)	853	59,446
Lincoln National Corp. (a)	464	10,426
Loews Corp. (a)	650	37,713
Marsh & McLennan Cos., Inc. (a)	1,494	248,826
MetLife, Inc. (a)	1,921	111,303
Principal Financial Group, Inc. (a)	717	53,287
The Progressive Corp. (a)	1,771	253,359
Prudential Financial, Inc. (a)	1,070	88,532
The Travelers Cos., Inc. (a)	670	114,845
W.R. Berkley Corp. (a)	603	37,543
Willis Towers Watson PLC (a)	313	72,735
		3,886,908
Real Estate — 0.1%
CBRE Group, Inc. Class A (b)	905	65,893
Real Estate Investment Trusts (REITS) — 2.5%
Alexandria Real Estate Equities, Inc. (a)	456	57,269
American Tower Corp. (a)	1,411	288,324
AvalonBay Communities, Inc. (a)	426	71,594
Boston Properties, Inc. (a)	462	25,003
Camden Property Trust (a)	340	35,646
Crown Castle, Inc. (a)	1,300	173,992
Digital Realty Trust, Inc. (a)	869	85,431
Equinix, Inc. (a)	275	198,286
Equity Residential (a)	1,045	62,700
Essex Property Trust, Inc. (a)	201	42,037
Extra Space Storage, Inc. (a)	399	65,009
Federal Realty Investment Trust (a)	250	24,708
Healthpeak Properties, Inc. (a)	1,659	36,448
Host Hotels & Resorts, Inc. (a)	2,321	38,273
Invitation Homes, Inc. (a)	1,638	51,155
Iron Mountain, Inc. (a)	833	44,074
Kimco Realty Corp. (a)	1,802	35,193
Mid-America Apartment Communities, Inc. (a)	358	54,072
Prologis, Inc. (a)	2,751	343,242
Public Storage (a)	472	142,610
Realty Income Corp. (a)	1,834	116,129
Regency Centers Corp. (a)	437	26,736
SBA Communications Corp. (a)	320	83,542
Simon Property Group, Inc. (a)	961	107,603
UDR, Inc. (a)	872	35,804
Ventas, Inc. (a)	1,157	50,156
VICI Properties, Inc. (a)	3,032	98,904
Welltower, Inc. (a)	1,396	100,079
Weyerhaeuser Co. (a)	2,289	68,968
		2,562,987
		14,476,879

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 7.9%
Aerospace & Defense — 1.7%
The Boeing Co. (b)	1,682	$357,307
General Dynamics Corp. (a)	665	151,760
Howmet Aerospace, Inc. (a)	1,029	43,599
L3 Harris Technologies, Inc. (a)	565	110,876
Lockheed Martin Corp. (a)	679	320,984
Northrop Grumman Corp. (a)	438	202,233
Raytheon Technologies Corp. (a)	4,380	428,933
TransDigm Group, Inc. (a)	160	117,928
		1,733,620
Building Materials — 0.5%
Carrier Global Corp. (a)	2,460	112,545
Johnson Controls International PLC (a)	2,126	128,028
Martin Marietta Materials, Inc. (a)	191	67,816
Masco Corp. (a)	717	35,649
Mohawk Industries, Inc. (b)	180	18,040
Trane Technologies PLC (a)	677	124,554
Vulcan Materials Co. (a)	405	69,482
		556,114
Electrical Components & Equipment — 0.3%
AMETEK, Inc. (a)	706	102,603
Emerson Electric Co. (a)	1,694	147,615
Generac Holdings, Inc. (b)	180	19,442
		269,660
Electronics — 1.1%
Agilent Technologies, Inc. (a)	913	126,304
Allegion PLC (a)	250	26,683
Amphenol Corp. Class A (a)	1,782	145,625
Fortive Corp. (a)	1,101	75,055
Garmin Ltd. (a)	452	45,616
Honeywell International, Inc. (a)	2,023	386,636
Keysight Technologies, Inc. (b)	528	85,261
Mettler-Toledo International, Inc. (b)	66	100,994
TE Connectivity Ltd. (a)	917	120,265
Trimble, Inc. (b)	707	37,061
		1,149,500
Engineering & Construction — 0.0%
Jacobs Solutions, Inc. (a)	397	46,651
Environmental Controls — 0.3%
Pentair PLC (a)	468	25,866
Republic Services, Inc. (a)	589	79,645
Waste Management, Inc. (a)	1,118	182,424
		287,935
Hand & Machine Tools — 0.1%
Snap-on, Inc. (a)	140	34,565

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Stanley Black & Decker, Inc. (a)	423	$34,085
		68,650
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc. (a)	1,556	356,075
Machinery – Diversified — 0.8%
Deere & Co. (a)	809	334,020
Dover Corp. (a)	396	60,168
IDEX Corp. (a)	245	56,602
Ingersoll Rand, Inc. (a)	1,160	67,489
Nordson Corp. (a)	149	33,117
Otis Worldwide Corp. (a)	1,304	110,058
Rockwell Automation, Inc. (a)	342	100,360
Westinghouse Air Brake Technologies Corp. (a)	557	56,290
Xylem, Inc. (a)	523	54,758
		872,862
Miscellaneous - Manufacturing — 1.1%
3M Co. (a)	1,614	169,647
A.O. Smith Corp. (a)	389	26,899
Eaton Corp. PLC (a)	1,199	205,437
General Electric Co. (a)	3,296	315,098
Illinois Tool Works, Inc. (a)	835	203,281
Parker-Hannifin Corp. (a)	376	126,377
Teledyne Technologies, Inc. (b)	142	63,525
Textron, Inc. (a)	576	40,683
		1,150,947
Packaging & Containers — 0.2%
Amcor PLC (a)	4,630	52,689
Ball Corp. (a)	984	54,228
Packaging Corp. of America (a)	260	36,096
Sealed Air Corp. (a)	401	18,410
WestRock Co. (a)	853	25,991
		187,414
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. (a)	127	26,292
Transportation — 1.5%
C.H. Robinson Worldwide, Inc. (a)	352	34,978
CSX Corp. (a)	6,183	185,119
Expeditors International of Washington, Inc. (a)	439	48,343
FedEx Corp. (a)	710	162,228
J.B. Hunt Transport Services, Inc. (a)	267	46,848
Norfolk Southern Corp. (a)	695	147,340
Old Dominion Freight Line, Inc. (a)	269	91,686
Union Pacific Corp. (a)	1,825	367,299
United Parcel Service, Inc. Class B (a)	2,200	426,778
		1,510,619
		8,216,339

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 25.0%
Computers — 8.5%
Accenture PLC Class A (a)	1,883	$538,180
Apple, Inc. (a)	44,570	7,349,593
Cognizant Technology Solutions Corp. Class A (a)	1,491	90,847
DXC Technology Co. (b)	704	17,994
EPAM Systems, Inc. (b)	169	50,531
Fortinet, Inc. (b)	1,956	129,996
Hewlett Packard Enterprise Co. (a)	3,930	62,605
HP, Inc. (a)	2,588	75,958
International Business Machines Corp. (a)	2,705	354,598
Leidos Holdings, Inc. (a)	415	38,205
NetApp, Inc. (a)	671	42,843
Seagate Technology Holdings PLC (a)	604	39,937
Western Digital Corp. (b)	903	34,016
		8,825,303
Office & Business Equipment — 0.1%
Zebra Technologies Corp. Class A (b)	161	51,198
Semiconductors — 6.2%
Advanced Micro Devices, Inc. (b)	4,820	472,408
Analog Devices, Inc. (a)	1,512	298,197
Applied Materials, Inc. (a)	2,511	308,426
Broadcom, Inc. (a)	1,252	803,208
Intel Corp. (a)	12,374	404,259
KLA Corp. (a)	425	169,647
Lam Research Corp. (a)	410	217,349
Microchip Technology, Inc. (a)	1,610	134,886
Micron Technology, Inc. (a)	3,297	198,941
Monolithic Power Systems, Inc. (a)	138	69,074
NVIDIA Corp. (a)	7,369	2,046,887
NXP Semiconductor NV (a)	776	144,705
ON Semiconductor Corp. (b)	1,275	104,958
Qorvo, Inc. (b)	321	32,604
QUALCOMM, Inc. (a)	3,334	425,352
Skyworks Solutions, Inc. (a)	462	54,507
Teradyne, Inc. (a)	494	53,110
Texas Instruments, Inc. (a)	2,713	504,645
		6,443,163
Software — 10.2%
Activision Blizzard, Inc. (a)	2,120	181,451
Adobe, Inc. (b)	1,369	527,572
Akamai Technologies, Inc. (b)	486	38,054
ANSYS, Inc. (b)	268	89,190
Autodesk, Inc. (b)	650	135,304
Broadridge Financial Solutions, Inc. (a)	358	52,472
Cadence Design Systems, Inc. (b)	813	170,803
Ceridian HCM Holding, Inc. (b)	474	34,706
Electronic Arts, Inc. (a)	791	95,276
Fair Isaac Corp. (b)	76	53,404
Fidelity National Information Services, Inc. (a)	1,748	94,969
Fiserv, Inc. (b)	1,908	215,661
Intuit, Inc. (a)	837	373,160
Jack Henry & Associates, Inc. (a)	206	31,048

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Microsoft Corp. (a)	22,308	$6,431,396
MSCI, Inc. (a)	237	132,647
Oracle Corp. (a)	4,598	427,246
Paychex, Inc. (a)	954	109,319
Paycom Software, Inc. (b)	134	40,737
PTC, Inc. (b)	318	40,777
Roper Technologies, Inc. (a)	320	141,021
Salesforce, Inc. (b)	2,992	597,742
ServiceNow, Inc. (b)	614	285,338
Synopsys, Inc. (b)	462	178,448
Take-Two Interactive Software, Inc. (b)	492	58,696
Tyler Technologies, Inc. (b)	124	43,975
		10,580,412
		25,900,076
Utilities — 2.8%
Electric — 2.6%
The AES Corp. (a)	2,022	48,690
Alliant Energy Corp. (a)	726	38,768
Ameren Corp. (a)	766	66,175
American Electric Power Co., Inc. (a)	1,567	142,581
CenterPoint Energy, Inc. (a)	1,884	55,503
CMS Energy Corp. (a)	919	56,408
Consolidated Edison, Inc. (a)	1,113	106,481
Constellation Energy Corp. (a)	989	77,636
Dominion Energy, Inc. (a)	2,561	143,186
DTE Energy Co. (a)	526	57,618
Duke Energy Corp. (a)	2,281	220,048
Edison International (a)	1,131	79,837
Entergy Corp. (a)	614	66,152
Evergy, Inc. (a)	739	45,168
Eversource Energy (a)	969	75,834
Exelon Corp. (a)	2,944	123,324
FirstEnergy Corp. (a)	1,728	69,224
NextEra Energy, Inc. (a)	5,947	458,395
NRG Energy, Inc. (a)	649	22,254
PG&E Corp. (b)	5,055	81,739
Pinnacle West Capital Corp. (a)	364	28,843
PPL Corp. (a)	2,219	61,666
Public Service Enterprise Group, Inc. (a)	1,575	98,359
Sempra Energy (a)	921	139,218
The Southern Co. (a)	3,263	227,040
WEC Energy Group, Inc. (a)	1,010	95,738
Xcel Energy, Inc. (a)	1,549	104,465
		2,790,350
Gas — 0.1%
Atmos Energy Corp. (a)	391	43,933
NiSource, Inc. (a)	1,069	29,889
		73,822
Water — 0.1%
American Water Works Co., Inc. (a)	568	83,206
		2,947,378

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $66,323,019)		$102,917,994

TOTAL EQUITIES (Cost $66,323,019)		102,917,994

	Principal Amount
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. 5.000% 8/01/49 (a) (c) (d)	$359,000	—

TOTAL BONDS & NOTES (Cost $0)		—

TOTAL PURCHASED OPTIONS(#) — 0.6% (Cost $1,132,897)		675,609

	Number of Shares
RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Health Care – Products — 0.0%
Abiomed, Inc., CVR (a) (b) (c) (d)	136	—

TOTAL RIGHTS (Cost $139)		—

TOTAL LONG-TERM INVESTMENTS (Cost $67,456,055)		103,593,603

	Principal Amount
SHORT-TERM INVESTMENTS — 2.8%
Repurchase Agreement — 2.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (e)	$2,869,484	2,869,484

TOTAL SHORT-TERM INVESTMENTS (Cost $2,869,484)		2,869,484

TOTAL INVESTMENTS — 102.6% (Cost $70,325,539) (f)		106,463,087

Other Assets/(Liabilities) — (2.6)%		(2,745,871)

NET ASSETS — 100.0%		$103,717,216

Abbreviation Legend

CVR	Contingent Value Rights

MML Managed Volatility Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is pledged/held as collateral for open derivatives.
(b)	Non-income producing security.
(c)	Investment is valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2023, these securities amounted to a value of $0 or 0.00% of net assets.
(e)	Maturity value of $2,869,829. Collateralized by U.S. Government Agency obligations with a rate of 4.815%, maturity date of 10/31/24, and an aggregate market value, including accrued interest, of $2,926,899.
(f)	See Note 3 for aggregate cost for federal tax purposes.

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
S&P 500 Index	5/19/23	3,650.00	37	USD	13,505,000	$53,280	$154,497	$(101,217)
S&P 500 Index	6/16/23	3,600.00	34	USD	12,240,000	83,980	132,175	(48,195)
S&P 500 Index	6/16/23	3,650.00	38	USD	13,870,000	111,720	168,853	(57,133)
S&P 500 Index	7/21/23	3,500.00	37	USD	12,950,000	114,145	200,633	(86,488)
S&P 500 Index	7/21/23	3,600.00	37	USD	13,320,000	150,664	235,042	(84,378)
S&P 500 Index	8/18/23	3,525.00	36	USD	12,690,000	161,820	241,697	(79,877)
						$675,609	$1,132,897	$(457,288)

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
S&P 500 Index	4/21/23	3,925.00	27	USD	10,597,500	$(529,821)	$(251,427)	$(278,394)
S&P 500 Index	4/21/23	3,975.00	28	USD	11,130,000	(449,372)	(166,138)	(283,234)
S&P 500 Index	4/21/23	4,000.00	29	USD	11,600,000	(417,310)	(321,827)	(95,483)
S&P 500 Index	4/21/23	4,100.00	28	USD	11,480,000	(204,120)	(424,578)	220,458
S&P 500 Index	4/21/23	4,150.00	28	USD	11,620,000	(125,440)	(395,868)	270,428
S&P 500 Index	4/21/23	4,300.00	27	USD	11,610,000	(15,741)	(207,698)	191,957
S&P 500 Index	4/28/23	3,950.00	28	USD	11,060,000	(539,280)	(287,350)	(251,930)
S&P 500 Index	4/28/23	4,175.00	27	USD	11,272,500	(123,660)	(112,522)	(11,138)
S&P 500 Index	5/19/23	4,100.00	27	USD	11,070,000	(320,625)	(229,702)	(90,923)
						$(2,725,369)	$(2,397,110)	$(328,259)

Currency Legend

USD	U.S. Dollar

MML Mid Cap Growth Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.0%

COMMON STOCK — 96.7%
Basic Materials — 0.5%
Chemicals — 0.5%
RPM International, Inc.	17,100	$1,491,804
Communications — 5.5%
Advertising — 1.2%
The Trade Desk, Inc. Class A (a)	60,700	3,697,237
Internet — 3.2%
CDW Corp.	19,068	3,716,163
Etsy, Inc. (a)	21,565	2,400,831
Match Group, Inc. (a)	10,900	418,451
Palo Alto Networks, Inc. (a)	11,578	2,312,590
Spotify Technology SA (a)	12,400	1,656,888
		10,504,923
Media — 0.9%
Liberty Media Corp-Liberty Formula One Class C (a)	39,900	2,985,717
Telecommunications — 0.2%
Corning, Inc.	17,200	606,816
		17,794,693
Consumer, Cyclical — 14.1%
Airlines — 0.8%
Southwest Airlines Co.	76,900	2,502,326
Apparel — 0.0%
On Holding AG, Class A (a) (b)	3,400	105,502
Auto Parts & Equipment — 0.1%
Mobileye Global, Inc. Class A (a)	4,416	191,080
Entertainment — 0.4%
Caesars Entertainment, Inc. (a)	7,300	356,313
Vail Resorts, Inc.	4,700	1,098,296
		1,454,609
Lodging — 3.2%
Hilton Worldwide Holdings, Inc.	46,492	6,549,328
MGM Resorts International	88,483	3,930,415
		10,479,743

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 9.6%
Bath & Body Works, Inc.	38,900	$1,422,962
Burlington Stores, Inc. (a)	23,500	4,749,350
Casey's General Stores, Inc.	10,700	2,316,122
Chipotle Mexican Grill, Inc. (a)	850	1,452,047
Dollar General Corp.	8,300	1,746,818
Dollar Tree, Inc. (a)	20,529	2,946,938
Domino's Pizza, Inc.	7,300	2,408,051
Five Below, Inc. (a)	9,300	1,915,521
Freshpet, Inc. (a)	50,240	3,325,386
Lululemon Athletica, Inc. (a)	7,492	2,728,511
O'Reilly Automotive, Inc. (a)	2,300	1,952,654
Ross Stores, Inc.	13,900	1,475,207
Wingstop, Inc.	10,295	1,889,956
Yum! Brands, Inc.	6,100	805,688
		31,135,211
		45,868,471
Consumer, Non-cyclical — 30.6%
Beverages — 0.3%
The Boston Beer Co., Inc. Class A (a) (b)	2,694	885,518
Biotechnology — 4.3%
Alnylam Pharmaceuticals, Inc. (a)	12,900	2,584,128
Apellis Pharmaceuticals, Inc. (a)	10,282	678,201
Argenx SE ADR (a)	2,923	1,089,051
CRISPR Therapeutics AG (a) (b)	10,328	467,135
Horizon Therapeutics PLC (a)	12,900	1,407,906
Illumina, Inc. (a)	10,823	2,516,889
Ionis Pharmaceuticals, Inc. (a)	40,400	1,443,896
Karuna Therapeutics, Inc. (a)	4,352	790,497
Seagen, Inc. (a)	15,716	3,182,019
		14,159,722
Commercial Services — 8.4%
Bright Horizons Family Solutions, Inc. (a)	12,200	939,278
CoStar Group, Inc. (a)	31,254	2,151,838
Equifax, Inc.	15,800	3,204,872
FleetCor Technologies, Inc. (a)	15,000	3,162,750
Gartner, Inc. (a)	12,111	3,945,400
MarketAxess Holdings, Inc.	6,300	2,465,127
Paylocity Holding Corp. (a)	9,800	1,948,044
Shift4 Payments, Inc. Class A (a) (b)	21,207	1,607,491
TransUnion	68,971	4,285,858
United Rentals, Inc.	3,400	1,345,584
Verisk Analytics, Inc.	12,000	2,302,320
		27,358,562
Food — 0.4%
TreeHouse Foods, Inc. (a)	23,407	1,180,415
Health Care – Products — 12.6%
Alcon, Inc.	26,900	1,897,526
Align Technology, Inc. (a)	6,519	2,178,259
Avantor, Inc. (a)	141,600	2,993,424

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Bruker Corp.	52,900	$4,170,636
The Cooper Cos., Inc.	8,000	2,986,880
Dentsply Sirona, Inc.	21,200	832,736
Enovis Corp. (a)	27,578	1,475,147
Exact Sciences Corp. (a)	37,484	2,541,790
Hologic, Inc. (a)	91,800	7,408,260
ICU Medical, Inc. (a) (b)	7,400	1,220,704
Novocure Ltd. (a) (b)	6,200	372,868
Omnicell, Inc. (a)	30,140	1,768,314
Quidelortho Corp. (a)	17,133	1,526,379
Repligen Corp. (a)	8,558	1,440,825
Teleflex, Inc.	22,240	5,633,614
West Pharmaceutical Services, Inc.	6,835	2,368,122
		40,815,484
Health Care – Services — 3.2%
Acadia Healthcare Co., Inc. (a)	30,600	2,210,850
agilon health, Inc. (a) (b)	8,756	207,955
Catalent, Inc. (a)	43,608	2,865,482
ICON PLC (a)	17,700	3,780,543
Molina Healthcare, Inc. (a)	5,000	1,337,450
		10,402,280
Household Products & Wares — 1.2%
Avery Dennison Corp.	16,000	2,862,880
Reynolds Consumer Products, Inc.	33,900	932,250
		3,795,130
Pharmaceuticals — 0.2%
Ascendis Pharma A/S ADR (a)	7,800	836,316
		99,433,427
Energy — 3.8%
Energy – Alternate Sources — 0.2%
Shoals Technologies Group, Inc. Class A (a)	21,600	492,264
Oil & Gas — 2.4%
Coterra Energy, Inc.	46,700	1,146,018
Devon Energy Corp.	12,862	650,946
EQT Corp.	15,300	488,223
Pioneer Natural Resources Co.	12,615	2,576,488
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $63,420) (a) (c) (d) (e)	21	359,696
Venture Global LNG, Inc., Series C (Acquired 10/16/17-3/08/18, Cost $530,257) (a) (c) (d) (e)	144	2,466,490
		7,687,861
Pipelines — 1.2%
Cheniere Energy, Inc.	25,687	4,048,271
		12,228,396

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 5.5%
Diversified Financial Services — 2.7%
Cboe Global Markets, Inc.	3,400	$456,416
Hamilton Lane, Inc. Class A	38,813	2,871,386
Intercontinental Exchange, Inc.	21,400	2,231,806
Raymond James Financial, Inc.	8,600	802,122
Tradeweb Markets, Inc. Class A	30,900	2,441,718
		8,803,448
Insurance — 1.2%
Assurant, Inc.	18,500	2,221,295
Axis Capital Holdings Ltd.	16,100	877,772
Kemper Corp.	8,700	475,542
Markel Corp. (a)	250	319,352
		3,893,961
Private Equity — 1.6%
Ares Management Corp. Class A	26,989	2,251,962
KKR & Co., Inc.	55,700	2,925,364
		5,177,326
		17,874,735
Industrial — 17.0%
Aerospace & Defense — 0.5%
Hexcel Corp.	23,887	1,630,288
Building Materials — 0.8%
Martin Marietta Materials, Inc.	7,460	2,648,748
Electrical Components & Equipment — 0.1%
Littelfuse, Inc.	1,800	482,562
Electronics — 6.1%
Agilent Technologies, Inc.	72,098	9,974,037
Amphenol Corp. Class A	23,100	1,887,732
Fortive Corp.	51,100	3,483,487
Keysight Technologies, Inc. (a)	22,000	3,552,560
National Instruments Corp.	15,000	786,150
		19,683,966
Environmental Controls — 0.3%
Waste Connections, Inc.	6,800	945,676
Machinery – Construction & Mining — 1.4%
BWX Technologies, Inc.	70,276	4,430,199
Machinery – Diversified — 3.3%
Cognex Corp.	21,100	1,045,505
Esab Corp.	26,683	1,576,165
IDEX Corp.	8,600	1,986,858
Ingersoll Rand, Inc.	102,800	5,980,904
		10,589,432

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Miscellaneous - Manufacturing — 1.7%
Textron, Inc.	76,593	$5,409,763
Packaging & Containers — 1.7%
Ball Corp.	63,847	3,518,608
Sealed Air Corp.	45,500	2,088,905
		5,607,513
Transportation — 1.1%
J.B. Hunt Transport Services, Inc.	21,300	3,737,298
		55,165,445
Technology — 19.7%
Computers — 2.1%
Crowdstrike Holdings, Inc. Class A (a)	15,610	2,142,628
Fortinet, Inc. (a)	66,400	4,412,944
Leidos Holdings, Inc.	3,000	276,180
		6,831,752
Semiconductors — 6.9%
KLA Corp.	12,409	4,953,301
Lattice Semiconductor Corp. (a)	17,500	1,671,250
Marvell Technology, Inc.	111,107	4,810,933
Microchip Technology, Inc.	93,600	7,841,808
NXP Semiconductor NV	2,200	410,245
ON Semiconductor Corp. (a)	34,422	2,833,619
		22,521,156
Software — 10.7%
Atlassian Corp. (a)	6,400	1,095,488
Bill Holdings, Inc. (a)	7,900	641,006
Black Knight, Inc. (a)	33,152	1,908,229
Broadridge Financial Solutions, Inc.	9,300	1,363,101
Cadence Design Systems, Inc. (a)	9,933	2,086,824
CCC Intelligent Solutions Holdings, Inc. (a) (b)	124,872	1,120,102
Ceridian HCM Holding, Inc. (a)	39,619	2,900,903
Clear Secure Inc. Class A (b)	14,693	384,516
Confluent, Inc. Class A (a)	8,900	214,223
Doximity, Inc. Class A (a) (b)	16,300	527,794
Electronic Arts, Inc.	28,871	3,477,512
Fair Isaac Corp. (a)	3,400	2,389,146
HashiCorp, Inc. Class A (a)	4,500	131,805
MongoDB, Inc. (a)	12,663	2,951,999
PTC, Inc. (a)	16,700	2,141,441
Roper Technologies, Inc.	5,500	2,423,795
Synopsys, Inc. (a)	8,382	3,237,547
Veeva Systems, Inc. Class A (a)	18,827	3,460,214
ZoomInfo Technologies, Inc. (a)	92,470	2,284,935
		34,740,580
		64,093,488

TOTAL COMMON STOCK (Cost $257,597,767)		313,950,459

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 0.3%
Consumer, Cyclical — 0.0%
Auto Manufacturers — 0.0%
Nuro, Inc., Series D (Acquired 10/29/21, Cost $159,220) (a) (c) (d) (e)	7,638	$106,015
Consumer, Non-cyclical — 0.1%
Commercial Services — 0.0%
Redwood Materials, Inc., Series C (Acquired 5/28/21, Cost $200,090) (a) (c) (d) (e)	4,221	213,709
Health Care – Services — 0.1%
Caris Life Sciences, Inc., Series D (Acquired 5/11/21, Cost $271,366) (a) (c) (d) (e)	33,502	220,443
		434,152
Financial — 0.1%
Investment Companies — 0.1%
Maplebear, Inc., Series E (Acquired 11/19/21 - 12/01/21, Cost $528,790) (a) (c) (d) (e)	4,398	162,726
Maplebear, Inc., Series I (Acquired 2/26/21, Cost $95,750) (a) (c) (d) (e)	766	28,342
		191,068
		191,068
Industrial — 0.1%
Electrical Components & Equipment — 0.1%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $407,982) (a) (c) (d) (e)	9,885	308,115
Technology — 0.0%
Software — 0.0%
Databricks, Inc., Series H (Acquired 8/31/21, Cost $185,327) (a) (c) (d) (e)	2,522	151,320

TOTAL PREFERRED STOCK (Cost $1,848,526)		1,190,670

TOTAL EQUITIES (Cost $259,446,293)		315,141,129

MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	577,342	577,342

TOTAL MUTUAL FUNDS (Cost $577,342)		577,342

TOTAL LONG-TERM INVESTMENTS (Cost $260,023,635)		315,718,471

SHORT-TERM INVESTMENTS — 3.0%
Mutual Fund — 0.0%
T. Rowe Price Treasury Reserve Fund	104	104

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 3.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (g)	$9,719,107	$9,719,107

TOTAL SHORT-TERM INVESTMENTS (Cost $9,719,211)		9,719,211

TOTAL INVESTMENTS — 100.2% (Cost $269,742,846) (h)		325,437,682

Other Assets/(Liabilities) — (0.2)%		(699,262)

NET ASSETS — 100.0%		$324,738,420

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $5,938,478 or 1.83% of net assets. The Fund received $5,499,481 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment is valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2023, these securities amounted to a value of $4,016,856 or 1.24% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At March 31, 2023, these securities amounted to a value of $4,016,856 or 1.24% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $9,720,273. Collateralized by U.S. Government Agency obligations with rates ranging from 3.875% - 4.815%, maturity dates ranging from 10/31/24 - 3/31/25, and an aggregate market value, including accrued interest, of $9,913,608.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MML Mid Cap Value Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.7%

COMMON STOCK — 94.6%
Basic Materials — 2.1%
Chemicals — 2.1%
Akzo Nobel NV	45,323	$3,537,561
Axalta Coating Systems Ltd. (a)	83,141	2,518,341
		6,055,902
Communications — 4.4%
Advertising — 0.7%
Omnicom Group, Inc.	21,582	2,036,046
Internet — 1.1%
F5, Inc. (a)	22,612	3,294,342
Media — 1.3%
Fox Corp. Class B	117,423	3,676,514
Telecommunications — 1.3%
Corning, Inc.	41,810	1,475,057
Juniper Networks, Inc.	65,026	2,238,195
		3,713,252
		12,720,154
Consumer, Cyclical — 10.2%
Airlines — 1.6%
Southwest Airlines Co.	145,496	4,734,440
Auto Manufacturers — 0.6%
Cummins, Inc.	6,940	1,657,827
Auto Parts & Equipment — 2.2%
BorgWarner, Inc.	87,911	4,317,309
Cie Generale des Etablissements Michelin SCA	67,938	2,079,433
		6,396,742
Food Services — 0.8%
Sodexo SA	25,156	2,457,590
Retail — 5.0%
Advance Auto Parts, Inc.	22,384	2,722,118
Beacon Roofing Supply, Inc. (a)	36,819	2,166,798
Dollar Tree, Inc. (a)	33,785	4,849,837

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MSC Industrial Direct Co., Inc. Class A	54,760	$4,599,840
		14,338,593
		29,585,192
Consumer, Non-cyclical — 20.7%
Food — 4.9%
Conagra Brands, Inc.	155,964	5,858,008
The J.M. Smucker Co.	15,826	2,490,538
Koninklijke Ahold Delhaize NV	173,734	5,942,648
		14,291,194
Health Care – Products — 5.6%
Baxter International, Inc.	19,016	771,289
Dentsply Sirona, Inc.	53,713	2,109,846
Embecta Corp.	67,616	1,901,362
Envista Holdings Corp. (a)	46,748	1,911,058
Hologic, Inc. (a)	9,511	767,538
Zimmer Biomet Holdings, Inc.	67,174	8,678,881
		16,139,974
Health Care – Services — 4.5%
Centene Corp. (a)	23,409	1,479,683
Laboratory Corp. of America Holdings	14,668	3,365,133
Quest Diagnostics, Inc.	29,094	4,116,219
Universal Health Services, Inc. Class B	32,405	4,118,675
		13,079,710
Household Products & Wares — 1.5%
Kimberly-Clark Corp.	31,105	4,174,913
Pharmaceuticals — 4.2%
AmerisourceBergen Corp.	23,684	3,792,045
Becton Dickinson & Co.	5,256	1,301,070
Cardinal Health, Inc.	25,568	1,930,384
Henry Schein, Inc. (a)	63,160	5,150,067
		12,173,566
		59,859,357
Energy — 4.9%
Oil & Gas — 2.5%
Devon Energy Corp.	38,938	1,970,652
Diamondback Energy, Inc.	16,419	2,219,356
EQT Corp.	68,629	2,189,951
Phillips 66	8,459	857,574
		7,237,533
Oil & Gas Services — 1.0%
Baker Hughes Co.	103,927	2,999,333
Pipelines — 1.4%
Enterprise Products Partners LP (b)	152,319	3,945,062
		14,181,928

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 25.9%
Banks — 9.8%
The Bank of New York Mellon Corp.	137,735	$6,258,679
First Hawaiian, Inc.	165,137	3,406,776
Northern Trust Corp.	94,392	8,318,767
Prosperity Bancshares, Inc.	53,796	3,309,530
Truist Financial Corp.	119,099	4,061,276
US Bancorp	59,243	2,135,710
Westamerica Bancorp.	22,158	981,599
		28,472,337
Diversified Financial Services — 1.9%
Ameriprise Financial, Inc.	3,143	963,329
T. Rowe Price Group, Inc.	40,072	4,524,129
		5,487,458
Insurance — 6.1%
Aflac, Inc.	34,343	2,215,810
The Allstate Corp.	55,632	6,164,582
Chubb Ltd.	2,187	424,672
The Hanover Insurance Group, Inc.	18,797	2,415,415
Reinsurance Group of America, Inc.	21,711	2,882,352
Willis Towers Watson PLC	14,674	3,409,944
		17,512,775
Real Estate Investment Trusts (REITS) — 7.8%
Equinix, Inc.	3,152	2,272,718
Essex Property Trust, Inc.	14,717	3,077,914
Healthpeak Properties, Inc.	168,107	3,693,311
Public Storage	9,517	2,875,466
Realty Income Corp.	65,998	4,178,993
Regency Centers Corp.	59,935	3,666,823
VICI Properties, Inc.	10,472	341,597
Weyerhaeuser Co.	25,909	780,638
WP Carey, Inc.	21,446	1,660,993
		22,548,453
Savings & Loans — 0.3%
Capitol Federal Financial, Inc.	136,550	918,982
		74,940,005
Industrial — 14.1%
Building Materials — 1.3%
Cie de Saint-Gobain	63,671	3,625,280
Electrical Components & Equipment — 2.1%
Emerson Electric Co.	53,796	4,687,783
Legrand SA	14,021	1,282,492
		5,970,275

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 1.7%
nVent Electric PLC	44,379	$1,905,634
TE Connectivity Ltd.	23,874	3,131,075
		5,036,709
Engineering & Construction — 0.9%
Vinci SA	23,085	2,648,993
Environmental Controls — 0.5%
Republic Services, Inc.	10,048	1,358,691
Machinery – Construction & Mining — 1.7%
Oshkosh Corp.	58,993	4,907,038
Machinery – Diversified — 0.7%
IMI PLC	108,799	2,059,995
Packaging & Containers — 3.3%
Amcor PLC	268,658	3,057,328
Packaging Corp. of America	36,460	5,061,742
Sonoco Products Co.	23,843	1,454,423
		9,573,493
Shipbuilding — 1.2%
Huntington Ingalls Industries, Inc.	17,363	3,594,488
Transportation — 0.7%
Heartland Express, Inc.	130,671	2,080,282
		40,855,244
Technology — 3.1%
Computers — 2.1%
Amdocs Ltd.	34,936	3,354,904
HP, Inc.	90,318	2,650,833
		6,005,737
Semiconductors — 0.5%
Applied Materials, Inc.	5,294	650,262
Teradyne, Inc.	7,645	821,914
		1,472,176
Software — 0.5%
Electronic Arts, Inc.	12,746	1,535,256
		9,013,169
Utilities — 9.2%
Electric — 6.7%
Duke Energy Corp.	32,024	3,089,355
Edison International	91,639	6,468,797
Evergy, Inc.	25,459	1,556,054
Eversource Energy	17,481	1,368,063
NorthWestern Corp.	80,711	4,669,939

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pinnacle West Capital Corp.	28,946	$2,293,681
		19,445,889
Gas — 2.5%
Atmos Energy Corp.	13,313	1,495,849
Spire, Inc.	80,767	5,664,997
		7,160,846
		26,606,735

TOTAL COMMON STOCK (Cost $276,575,254)		273,817,686

PREFERRED STOCK — 1.1%
Consumer, Non-cyclical — 1.1%
Household Products & Wares — 1.1%
Henkel AG & Co. KGaA 2.84%	38,784	3,030,788

TOTAL PREFERRED STOCK (Cost $2,524,293)		3,030,788

TOTAL EQUITIES (Cost $279,099,547)		276,848,474

MUTUAL FUNDS — 2.4%
Diversified Financial Services — 2.4%
iShares Russell Mid-Cap Value ETF (c)	65,333	6,938,365

TOTAL MUTUAL FUNDS (Cost $6,815,296)		6,938,365

TOTAL LONG-TERM INVESTMENTS (Cost $285,914,843)		283,786,839

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (d)	$3,186,913	3,186,913

TOTAL SHORT-TERM INVESTMENTS (Cost $3,186,913)		3,186,913

TOTAL INVESTMENTS — 99.2% (Cost $289,101,756) (e)		286,973,752

Other Assets/(Liabilities) — 0.8%		2,428,274

NET ASSETS — 100.0%		$289,402,026

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $3,776,146 or 1.30% of net assets. The Fund received $3,877,819 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Maturity value of $3,187,296. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $3,250,688.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	6/30/23	USD	1,750,223	GBP	1,424,179	$(9,602)
JP Morgan Chase Bank N.A.	6/30/23	EUR	841,266	USD	912,871	3,946
JP Morgan Chase Bank N.A.	6/30/23	USD	21,131,474	EUR	19,560,746	(185,932)
						$(191,588)

Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MML Small Cap Growth Equity Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 98.0%
Basic Materials — 2.9%
Chemicals — 2.9%
Cabot Corp.	30,106	$2,307,324
Livent Corp. (a) (b)	39,062	848,427
Methanex Corp. (b)	18,951	881,790
		4,037,541
		4,037,541
Communications — 5.2%
Internet — 3.1%
Cargurus, Inc. (a)	43,633	815,064
Criteo SA Sponsored ADR (a)	21,965	692,007
Eventbrite, Inc. Class A (a)	49,739	426,761
Perficient, Inc. (a)	15,807	1,141,107
Squarespace, Inc. Class A (a)	13,100	416,187
Ziff Davis, Inc. (a)	10,512	820,462
		4,311,588
Media — 0.6%
The New York Times Co. Class A	23,554	915,780
Telecommunications — 1.5%
Calix, Inc. (a)	26,095	1,398,431
Viavi Solutions, Inc. (a)	71,804	777,637
		2,176,068
		7,403,436
Consumer, Cyclical — 14.3%
Apparel — 1.9%
Carter's, Inc. (b)	6,437	462,949
Crocs, Inc. (a)	11,950	1,510,958
Steven Madden Ltd.	22,044	793,584
		2,767,491
Auto Parts & Equipment — 0.6%
Visteon Corp. (a)	5,090	798,265
Distribution & Wholesale — 0.9%
WESCO International, Inc.	7,883	1,218,239
Entertainment — 0.4%
Cinemark Holdings, Inc. (a)	41,781	617,941

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Food Services — 0.7%
Sovos Brands, Inc. (a)	56,951	$949,943
Home Builders — 2.2%
Century Communities, Inc.	15,487	989,929
Skyline Champion Corp. (a)	27,616	2,077,552
		3,067,481
Leisure Time — 1.5%
Acushnet Holdings Corp. (b)	15,512	790,181
YETI Holdings, Inc. (a)	32,771	1,310,840
		2,101,021
Lodging — 0.6%
Boyd Gaming Corp.	14,459	927,111
Retail — 5.5%
Denny's Corp. (a)	41,458	462,671
Freshpet, Inc. (a)	5,471	362,125
Nu Skin Enterprises, Inc. Class A	18,058	709,860
Patrick Industries, Inc.	10,370	713,560
Rush Enterprises, Inc. Class A	28,974	1,581,980
Texas Roadhouse, Inc.	9,449	1,021,059
Victoria's Secret & Co. (a)	20,611	703,866
Wingstop, Inc.	11,803	2,166,795
		7,721,916
		20,169,408
Consumer, Non-cyclical — 23.9%
Beverages — 0.6%
Celsius Holdings, Inc. (a)	9,776	908,581
Biotechnology — 8.4%
Adicet Bio, Inc. (a)	11,533	66,430
Akero Therapeutics, Inc. (a)	14,973	572,867
Amicus Therapeutics, Inc. (a)	61,934	686,848
Apellis Pharmaceuticals, Inc. (a)	10,719	707,025
Blueprint Medicines Corp. (a)	7,814	351,552
Celldex Therapeutics, Inc. (a)	7,753	278,953
Crinetics Pharmaceuticals, Inc. (a)	38,499	618,294
Cytokinetics, Inc. (a)	24,371	857,616
Immatics NV (a)	62,867	433,782
Immunocore Holdings PLC ADR ADR (a) (b)	6,124	302,771
Intellia Therapeutics, Inc. (a)	9,285	346,052
Intra-Cellular Therapies, Inc. (a)	10,844	587,203
Karuna Therapeutics, Inc. (a)	3,558	646,275
Kymera Therapeutics, Inc. (a)	18,108	536,540
Myriad Genetics, Inc. (a)	36,046	837,349
Prothena Corp. PLC (a)	6,169	299,011
PTC Therapeutics, Inc. (a)	12,389	600,123
Relay Therapeutics, Inc. (a)	18,788	309,438
Revolution Medicines, Inc. (a)	28,110	608,863
Rocket Pharmaceuticals, Inc. (a)	32,791	561,710
Sage Therapeutics, Inc. (a)	5,384	225,913
Syndax Pharmaceuticals, Inc. (a)	27,618	583,292

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Veracyte, Inc. (a)	23,928	$533,594
Zentalis Pharmaceuticals, Inc. (a)	16,746	288,031
		11,839,532
Commercial Services — 3.9%
Cross Country Healthcare, Inc. (a)	30,826	688,036
European Wax Center, Inc.	25,512	484,728
H&R Block, Inc.	18,612	656,073
HealthEquity, Inc. (a)	9,776	573,949
Herc Holdings, Inc.	6,258	712,786
TriNet Group, Inc. (a)	18,672	1,505,150
WillScot Mobile Mini Holdings Corp. (a)	19,268	903,284
		5,524,006
Cosmetics & Personal Care — 0.7%
elf Beauty, Inc. (a)	11,700	963,495
Food — 0.4%
The Simply Good Foods Co. (a)	14,649	582,591
Health Care – Products — 5.8%
Glaukos Corp. (a)	31,347	1,570,485
Globus Medical, Inc. Class A (a)	11,112	629,383
Haemonetics Corp. (a)	22,257	1,841,767
ICU Medical, Inc. (a) (b)	4,493	741,165
Inari Medical, Inc. (a)	12,039	743,288
Inspire Medical Systems, Inc. (a)	5,370	1,256,956
Omnicell, Inc. (a)	12,475	731,908
Shockwave Medical, Inc. (a)	3,266	708,167
		8,223,119
Health Care – Services — 2.1%
Acadia Healthcare Co., Inc. (a)	21,948	1,585,743
Amedisys, Inc. (a)	8,264	607,817
Surgery Partners, Inc. (a)	21,142	728,765
		2,922,325
Pharmaceuticals — 2.0%
Aclaris Therapeutics, Inc. (a)	43,090	348,598
Ascendis Pharma A/S ADR (a)	1,582	169,622
BellRing Brands, Inc. (a)	25,663	872,542
Bioxcel Therapeutics, Inc. (a) (b)	6,975	130,153
Merus NV (a) (b)	13,142	241,813
Revance Therapeutics, Inc. (a)	10,629	342,360
Vaxcyte, Inc. (a)	8,610	322,703
Verona Pharma PLC ADR ADR (a)	18,559	372,665
		2,800,456
		33,764,105
Energy — 5.8%
Energy – Alternate Sources — 1.0%
Maxeon Solar Technologies Ltd. (a) (b)	13,837	367,234

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Shoals Technologies Group, Inc. Class A (a)	44,661	$1,017,824
		1,385,058
Oil & Gas — 4.7%
Chord Energy Corp.	15,980	2,150,908
Magnolia Oil & Gas Corp. Class A	31,174	682,087
Seadrill Ltd. (a)	10,750	431,720
Sitio Royalties Corp. Class A	63,373	1,432,230
Viper Energy Partners LP	71,128	1,991,584
		6,688,529
Oil & Gas Services — 0.1%
Aris Water Solutions, Inc. (b)	24,323	189,476
		8,263,063
Financial — 14.9%
Banks — 2.9%
Ameris Bancorp	21,154	773,813
Atlantic Union Bankshares Corp.	19,665	689,258
Cadence Bank	26,000	539,760
First Interstate BancSystem, Inc. Class A	23,668	706,727
National Bank Holdings Corp. Class A	21,591	722,435
Seacoast Banking Corp. of Florida	29,653	702,776
		4,134,769
Diversified Financial Services — 4.0%
Air Lease Corp.	25,753	1,013,896
Bread Financial Holdings, Inc.	11,071	335,673
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	46,830	1,339,338
PJT Partners, Inc. Class A	18,834	1,359,626
PRA Group, Inc. (a)	20,736	807,874
StepStone Group, Inc. Class A	28,832	699,753
		5,556,160
Insurance — 2.3%
Assured Guaranty Ltd.	17,471	878,267
Kemper Corp.	15,596	852,478
MGIC Investment Corp.	56,743	761,491
Selective Insurance Group, Inc.	8,361	797,054
		3,289,290
Real Estate — 0.5%
McGrath RentCorp	7,732	721,473
Real Estate Investment Trusts (REITS) — 5.2%
Centerspace	913	49,877
Douglas Emmett, Inc.	37,192	458,577
Essential Properties Realty Trust, Inc.	35,044	870,843
National Storage Affiliates Trust	17,179	717,739
Phillips Edison & Co., Inc.	53,849	1,756,554
PotlatchDeltic Corp.	19,796	979,902
Ryman Hospitality Properties, Inc.	11,728	1,052,354
Terreno Realty Corp.	11,694	755,432

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Xenia Hotels & Resorts, Inc.	49,894	$653,113
		7,294,391
		20,996,083
Industrial — 16.8%
Aerospace & Defense — 2.3%
Curtiss-Wright Corp.	5,436	958,149
Leonardo DRS, Inc. (a) (b)	51,752	671,224
Mercury Systems, Inc. (a)	14,390	735,617
Spirit AeroSystems Holdings, Inc. Class A	25,544	882,034
		3,247,024
Building Materials — 1.2%
The AZEK Co., Inc (a)	38,168	898,475
Louisiana-Pacific Corp.	13,608	737,690
		1,636,165
Electrical Components & Equipment — 1.5%
Acuity Brands, Inc.	6,269	1,145,534
Novanta, Inc. (a)	5,907	939,745
		2,085,279
Engineering & Construction — 2.5%
Comfort Systems USA, Inc.	7,968	1,163,009
Fluor Corp. (a)	79,188	2,447,701
		3,610,710
Environmental Controls — 1.0%
Casella Waste Systems, Inc. Class A (a)	9,258	765,266
Clean Harbors, Inc. (a)	5,076	723,635
		1,488,901
Hand & Machine Tools — 0.6%
Kennametal, Inc.	30,085	829,744
Machinery – Diversified — 4.4%
Albany International Corp. Class A	6,818	609,257
Applied Industrial Technologies, Inc.	11,829	1,681,256
Cactus, Inc. Class A	21,283	877,498
Flowserve Corp.	25,466	865,844
The Middleby Corp. (a)	4,518	662,384
Zurn Elkay Water Solutions Corp.	72,328	1,544,926
		6,241,165
Metal Fabricate & Hardware — 0.5%
Helios Technologies, Inc.	10,875	711,225
Packaging & Containers — 0.9%
Graphic Packaging Holding Co.	48,421	1,234,251
Transportation — 1.3%
Kirby Corp. (a)	13,316	928,125

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
RXO, Inc. (a)	44,418	$872,370
		1,800,495
Trucking & Leasing — 0.6%
GATX Corp.	8,115	892,812
		23,777,771
Technology — 11.9%
Computers — 1.7%
CyberArk Software Ltd. (a)	4,698	695,210
Exlservice Holdings, Inc. (a)	7,047	1,140,416
Rapid7, Inc. (a)	12,668	581,588
		2,417,214
Semiconductors — 4.0%
Cirrus Logic, Inc. (a)	8,826	965,388
FormFactor, Inc. (a)	23,741	756,151
Lattice Semiconductor Corp. (a)	5,866	560,203
MKS Instruments, Inc.	2,799	248,047
Power Integrations, Inc.	10,357	876,616
SiTime Corp. (a)	7,289	1,036,714
Synaptics, Inc. (a)	10,690	1,188,194
		5,631,313
Software — 6.2%
Clearwater Analytics Holdings, Inc. Class A (a)	23,073	368,245
DoubleVerify Holdings, Inc. (a)	55,019	1,658,823
Five9, Inc. (a)	7,268	525,404
Jamf Holding Corp. (a)	78,919	1,532,607
Manhattan Associates, Inc. (a)	6,702	1,037,805
New Relic, Inc. (a)	12,600	948,654
PowerSchool Holdings, Inc. Class A (a)	42,376	839,892
RingCentral, Inc. Class A (a)	10,472	321,176
Verra Mobility Corp. (a)	94,612	1,600,835
		8,833,441
		16,881,968
Utilities — 2.3%
Electric — 1.8%
Ameresco, Inc. Class A (a)	13,697	674,166
Atlantica Sustainable Infrastructure PLC	27,738	819,935
Portland General Electric Co.	20,341	994,472
		2,488,573
Gas — 0.5%
ONE Gas, Inc.	9,314	737,948

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
		$3,226,521

TOTAL COMMON STOCK (Cost $131,861,501)		138,519,896

TOTAL EQUITIES (Cost $131,861,501)		138,519,896

MUTUAL FUNDS — 0.8%

Diversified Financial Services — 0.8%
iShares Russell 2000 Growth ETF	1,255	284,659
State Street Navigator Securities Lending Government Money Market Portfolio (c)	824,068	824,068
		1,108,727

TOTAL MUTUAL FUNDS (Cost $1,096,930)		1,108,727

TOTAL LONG-TERM INVESTMENTS (Cost $132,958,431)		139,628,623

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (d)	$2,032,004	2,032,004

TOTAL SHORT-TERM INVESTMENTS (Cost $2,032,004)		2,032,004

TOTAL INVESTMENTS — 100.2% (Cost $134,990,435) (e)		141,660,627

Other Assets/(Liabilities) — (0.2)%		(265,528)

NET ASSETS — 100.0%		$141,395,099

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $5,120,936 or 3.62% of net assets. The Fund received $4,422,353 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $2,032,248. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 10/31/24, and an aggregate market value, including accrued interest, of $2,072,768.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Small Company Value Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Basic Materials — 1.4%
Chemicals — 1.4%
Element Solutions, Inc.	13,646	$263,504
Minerals Technologies, Inc.	12,541	757,727
		1,021,231
		1,021,231
Communications — 2.3%
Advertising — 0.9%
Entravision Communications Corp. Class A	108,307	655,257
Internet — 0.2%
Solo Brands, Inc. Class A (a)	25,173	180,742
Media — 1.2%
Cable One, Inc.	1,124	789,048
Townsquare Media, Inc. Class A	10,572	84,576
		873,624
		1,709,623
Consumer, Cyclical — 20.4%
Apparel — 2.4%
Capri Holdings Ltd. (a)	15,082	708,854
Tapestry, Inc.	24,919	1,074,258
		1,783,112
Distribution & Wholesale — 1.6%
A-Mark Precious Metals, Inc.	18,800	651,420
KAR Auction Services, Inc. (a)	41,353	565,709
		1,217,129
Entertainment — 1.7%
Accel Entertainment, Inc. (a)	55,916	509,395
Everi Holdings, Inc. (a)	17,839	305,939
Penn Entertainment, Inc. (a) (b)	14,235	422,210
		1,237,544
Home Builders — 3.0%
Cavco Industries, Inc. (a)	919	292,003

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Skyline Champion Corp. (a)	25,982	$1,954,626
		2,246,629
Home Furnishing — 0.3%
Vizio Holding Corp. Class A (a)	23,872	219,145
Leisure Time — 3.2%
Brunswick Corp.	19,202	1,574,564
Malibu Boats, Inc. Class A (a)	14,048	793,010
		2,367,574
Lodging — 0.6%
Boyd Gaming Corp.	7,513	481,733
Retail — 7.6%
Beacon Roofing Supply, Inc. (a)	26,688	1,570,589
Dave & Buster's Entertainment, Inc. (a)	23,460	863,093
GMS, Inc. (a)	19,131	1,107,494
MarineMax, Inc. (a)	24,294	698,452
OneWater Marine, Inc. Class A (a) (b)	20,731	579,846
Penske Automotive Group, Inc.	4,888	693,167
Red Robin Gourmet Burgers, Inc. (a)	10,606	151,878
		5,664,519
		15,217,385
Consumer, Non-cyclical — 15.2%
Commercial Services — 8.7%
AMN Healthcare Services, Inc. (a)	1,293	107,267
Barrett Business Services, Inc.	4,279	379,291
The Brink's Co.	23,055	1,540,074
Deluxe Corp.	33,046	528,736
Euronet Worldwide, Inc. (a)	7,449	833,543
EVERTEC, Inc.	46,292	1,562,355
Korn Ferry	20,087	1,039,301
Loomis AB	14,115	483,162
		6,473,729
Cosmetics & Personal Care — 1.9%
Edgewell Personal Care Co.	33,176	1,407,326
Health Care – Products — 2.5%
Embecta Corp.	17,011	478,349
Enovis Corp. (a)	11,584	619,628
Envista Holdings Corp. (a)	6,605	270,013
Patterson Cos., Inc.	16,801	449,763
Zimvie, Inc. (a)	10,713	77,455
		1,895,208
Household Products & Wares — 2.1%
Spectrum Brands Holdings, Inc.	23,780	1,574,712
		11,350,975

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 3.3%
Energy – Alternate Sources — 0.7%
Enviva, Inc.	17,762	$512,967
Oil & Gas — 1.0%
Earthstone Energy, Inc. Class A (a)	23,267	302,703
Magnolia Oil & Gas Corp. Class A	20,768	454,404
		757,107
Oil & Gas Services — 1.6%
ChampionX Corp.	45,110	1,223,834
		2,493,908
Financial — 31.2%
Banks — 19.4%
Ameris Bancorp	20,162	737,526
BankUnited, Inc.	24,018	542,326
Comerica, Inc.	4,413	191,612
ConnectOne Bancorp, Inc.	15,978	282,491
CVB Financial Corp.	19,902	331,965
F.N.B. Corp.	122,291	1,418,576
First BanCorp	111,683	1,275,420
First Interstate BancSystem, Inc. Class A	21,138	631,181
First Merchants Corp.	10,302	339,451
First Mid Bancshares, Inc.	4,357	118,598
Home BancShares, Inc.	59,908	1,300,603
Independent Bank Group, Inc.	10,906	505,493
Old National Bancorp	114,837	1,655,949
Origin Bancorp, Inc.	11,082	356,286
PacWest Bancorp	9,459	92,036
Premier Financial Corp.	10,545	218,598
QCR Holdings, Inc.	5,777	253,668
SouthState Corp.	20,634	1,470,379
Towne Bank	11,708	312,018
UMB Financial Corp.	15,715	907,070
Valley National Bancorp	116,500	1,076,460
Veritex Holdings, Inc.	25,453	464,772
		14,482,478
Diversified Financial Services — 0.2%
Enact Holdings, Inc.	6,288	143,744
Insurance — 2.3%
Axis Capital Holdings Ltd.	23,926	1,304,445
Selective Insurance Group, Inc.	4,588	437,374
		1,741,819
Investment Companies — 1.7%
Compass Diversified Holdings (b)	65,421	1,248,233
Private Equity — 0.3%
Patria Investments Ltd. Class A	16,897	250,076
Real Estate Investment Trusts (REITS) — 5.7%
CareTrust REIT, Inc.	18,892	369,905

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Easterly Government Properties, Inc.	17,874	$245,589
Four Corners Property Trust, Inc.	25,318	680,042
Getty Realty Corp.	2,042	73,573
Highwoods Properties, Inc.	20,781	481,912
Kite Realty Group Trust	31,059	649,754
National Health Investors, Inc.	7,040	363,123
NETSTREIT Corp.	12,968	237,055
Physicians Realty Trust	38,067	568,340
Summit Hotel Properties, Inc.	37,694	263,858
UMH Properties, Inc.	24,040	355,552
		4,288,703
Savings & Loans — 1.6%
Pacific Premier Bancorp, Inc.	33,821	812,380
Provident Financial Services, Inc.	18,227	349,594
		1,161,974
		23,317,027
Industrial — 17.4%
Aerospace & Defense — 0.3%
Leonardo DRS, Inc. (a) (b)	15,560	201,813
Building Materials — 1.7%
Hayward Holdings, Inc. (a) (b)	33,098	387,909
Mohawk Industries, Inc. (a)	2,666	267,187
Tecnoglass, Inc.	13,987	586,894
		1,241,990
Electrical Components & Equipment — 0.5%
Belden, Inc.	4,251	368,859
Electronics — 5.9%
Advanced Energy Industries, Inc.	1,085	106,330
Avnet, Inc.	30,242	1,366,938
Coherent Corp. (a) (b)	53,529	2,038,384
Vontier Corp.	33,934	927,756
		4,439,408
Engineering & Construction — 0.5%
Dycom Industries, Inc. (a)	4,181	391,551
Environmental Controls — 0.2%
CECO Environmental Corp. (a)	8,763	122,594
Hand & Machine Tools — 0.3%
Luxfer Holdings PLC	10,932	184,751
Machinery – Diversified — 2.0%
DXP Enterprises, Inc. (a)	12,595	339,057
Esab Corp.	4,479	264,575
Gates Industrial Corp. PLC (a)	66,389	922,143
		1,525,775

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Metal Fabricate & Hardware — 2.7%
Hillman Solutions Corp. (a)	86,747	$730,410
The Timken Co.	15,803	1,291,421
		2,021,831
Miscellaneous - Manufacturing — 0.0%
DIRTT Environmental Solutions (a) (b)	64,423	34,337
Packaging & Containers — 3.3%
Graphic Packaging Holding Co.	73,910	1,883,966
Karat Packaging, Inc.	5,817	77,541
Pactiv Evergreen, Inc.	61,561	492,488
		2,453,995
		12,986,904
Technology — 7.0%
Semiconductors — 3.0%
Cohu, Inc. (a)	11,698	449,086
Kulicke & Soffa Industries, Inc.	25,242	1,330,001
MKS Instruments, Inc.	5,072	449,481
		2,228,568
Software — 4.0%
Digital Turbine, Inc. (a) (b)	28,158	348,033
Donnelley Financial Solutions, Inc. (a)	17,757	725,551
IBEX Holdings Ltd. (a)	10,201	248,904
Teradata Corp. (a)	42,652	1,718,023
		3,040,511
		5,269,079
Utilities — 1.5%
Electric — 0.5%
ALLETE, Inc.	5,642	363,176
Gas — 1.0%
Northwest Natural Holding Co.	3,104	147,626
Southwest Gas Holdings, Inc.	10,402	649,605
		797,231
		1,160,407

TOTAL COMMON STOCK (Cost $83,691,676)		74,526,539

TOTAL EQUITIES (Cost $83,691,676)		74,526,539

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.8%

Diversified Financial Services — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	604,540	$604,540

TOTAL MUTUAL FUNDS (Cost $604,540)		604,540

TOTAL LONG-TERM INVESTMENTS (Cost $84,296,216)		75,131,079

TOTAL INVESTMENTS — 100.5% (Cost $84,296,216) (d)		75,131,079

Other Assets/(Liabilities) — (0.5)%		(373,394)

NET ASSETS — 100.0%		$74,757,685

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $5,056,724 or 6.76% of net assets. The Fund received $4,588,665 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation/ (Depreciation)
UBS AG	6/30/23	USD	410,063	SEK	4,235,479	$147

Currency Legend

SEK	Swedish Krona
USD	U.S. Dollar

MML Small/Mid Cap Value Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Basic Materials — 4.0%
Chemicals — 1.5%
Huntsman Corp.	62,897	$1,720,862
Innospec, Inc.	2,344	240,658
		1,961,520
Iron & Steel — 1.1%
ATI, Inc. (a)	38,953	1,537,085
Mining — 1.4%
Cameco Corp.	69,304	1,813,686
		5,312,291
Communications — 2.2%
Internet — 2.2%
Criteo SA Sponsored ADR (a)	56,141	1,768,722
Gen Digital, Inc.	62,383	1,070,493
		2,839,215
		2,839,215
Consumer, Cyclical — 16.4%
Airlines — 1.3%
Alaska Air Group, Inc. (a)	39,806	1,670,260
Apparel — 3.5%
Carter's, Inc.	13,540	973,797
Ralph Lauren Corp.	15,715	1,833,469
Tapestry, Inc.	42,159	1,817,474
		4,624,740
Auto Parts & Equipment — 1.5%
Dana, Inc.	60,922	916,876
The Goodyear Tire & Rubber Co. (a)	98,755	1,088,280
		2,005,156
Home Builders — 3.8%
KB Home	37,739	1,516,353
PulteGroup, Inc.	37,112	2,162,888
Taylor Morrison Home Corp. (a)	35,274	1,349,583
		5,028,824

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging — 1.4%
Hilton Grand Vacations, Inc. (a)	42,702	$1,897,250
Retail — 4.9%
Bath & Body Works, Inc.	35,187	1,287,140
Dine Brands Global, Inc.	20,081	1,358,279
Papa John's International, Inc.	15,611	1,169,732
Sally Beauty Holdings, Inc. (a)	89,440	1,393,475
Williams-Sonoma, Inc.	10,572	1,286,190
		6,494,816
		21,721,046
Consumer, Non-cyclical — 13.3%
Commercial Services — 4.3%
ADT, Inc.	187,574	1,356,160
Herc Holdings, Inc.	15,780	1,797,342
Korn Ferry	19,600	1,014,104
Robert Half International, Inc.	18,469	1,488,048
		5,655,654
Food — 2.7%
The Hain Celestial Group, Inc. (a)	92,200	1,581,230
Nomad Foods Ltd. (a)	111,295	2,085,668
		3,666,898
Health Care – Products — 3.4%
Envista Holdings Corp. (a)	56,736	2,319,368
Integra LifeSciences Holdings Corp. (a)	37,699	2,164,299
		4,483,667
Health Care – Services — 2.9%
Acadia Healthcare Co., Inc. (a)	19,932	1,440,087
Pediatrix Medical Group, Inc. (a)	98,918	1,474,867
Syneos Health, Inc. (a)	25,090	893,706
		3,808,660
		17,614,879
Energy — 3.3%
Oil & Gas — 2.3%
Helmerich & Payne, Inc.	785	28,064
HF Sinclair Corp.	26,036	1,259,622
Magnolia Oil & Gas Corp. Class A	82,780	1,811,226
		3,098,912
Oil & Gas Services — 1.0%
ChampionX Corp.	46,480	1,261,002
		4,359,914

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 27.0%
Banks — 10.7%
BankUnited, Inc.	30,447	$687,493
Comerica, Inc.	30,219	1,312,109
First BanCorp	141,432	1,615,154
First Citizens BancShares, Inc. Class A	2,653	2,581,634
First Hawaiian, Inc.	78,293	1,615,185
Synovus Financial Corp.	38,904	1,199,410
Texas Capital Bancshares, Inc. (a)	28,055	1,373,573
Webster Financial Corp.	25,019	986,249
Wintrust Financial Corp.	20,798	1,517,214
Zions Bancorp NA	40,409	1,209,441
		14,097,462
Diversified Financial Services — 3.4%
Cboe Global Markets, Inc.	11,670	1,566,581
Moelis & Co. Class A	30,006	1,153,431
Stifel Financial Corp.	30,281	1,789,304
		4,509,316
Insurance — 7.0%
American Financial Group, Inc.	10,158	1,234,197
Everest Re Group Ltd.	6,200	2,219,724
The Hanover Insurance Group, Inc.	11,958	1,536,603
Kemper Corp.	25,454	1,391,315
Reinsurance Group of America, Inc.	11,188	1,485,319
Selective Insurance Group, Inc.	14,837	1,414,411
		9,281,569
Real Estate Investment Trusts (REITS) — 5.9%
Broadstone Net Lease, Inc.	68,068	1,157,837
Camden Property Trust	13,498	1,415,130
CubeSmart	38,924	1,799,067
Physicians Realty Trust	106,994	1,597,421
STAG Industrial, Inc.	54,338	1,837,711
		7,807,166
		35,695,513
Industrial — 22.3%
Aerospace & Defense — 1.3%
Spirit AeroSystems Holdings, Inc. Class A	47,696	1,646,943
Building Materials — 1.2%
Masonite International Corp. (a)	16,691	1,515,042
Electrical Components & Equipment — 1.0%
Belden, Inc.	15,664	1,359,165
Electronics — 2.6%
Avnet, Inc.	39,815	1,799,638
Sensata Technologies Holding PLC	33,250	1,663,165
		3,462,803

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 4.1%
Arcosa, Inc.	25,128	$1,585,828
Dycom Industries, Inc. (a)	22,169	2,076,127
Fluor Corp. (a)	54,360	1,680,268
		5,342,223
Hand & Machine Tools — 1.5%
Regal Rexnord Corp.	14,267	2,007,795
Machinery – Construction & Mining — 2.2%
Oshkosh Corp.	13,150	1,093,817
Vertiv Holdings Co.	130,006	1,860,386
		2,954,203
Machinery – Diversified — 1.4%
Crane Holdings Co.	16,740	1,899,990
Metal Fabricate & Hardware — 1.4%
The Timken Co.	22,445	1,834,205
Packaging & Containers — 1.6%
Berry Global Group, Inc.	35,684	2,101,788
Transportation — 4.0%
Knight-Swift Transportation Holdings, Inc.	37,773	2,137,196
Star Bulk Carriers Corp.	68,634	1,449,550
XPO, Inc. (a)	54,891	1,751,023
		5,337,769
		29,461,926
Technology — 7.6%
Computers — 2.3%
Genpact Ltd.	36,000	1,663,920
Lumentum Holdings, Inc. (a)	23,559	1,272,422
		2,936,342
Semiconductors — 3.4%
FormFactor, Inc. (a)	35,864	1,142,268
Kulicke & Soffa Industries, Inc.	31,064	1,636,762
Synaptics, Inc. (a)	15,612	1,735,274
		4,514,304
Software — 1.9%
ACI Worldwide, Inc. (a)	49,972	1,348,245
CommVault Systems, Inc. (a)	20,576	1,167,482
		2,515,727
		9,966,373
Utilities — 2.4%
Electric — 1.7%
IDACORP, Inc.	20,317	2,200,941

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Gas — 0.7%
Southwest Gas Holdings, Inc.	16,096	$1,005,195
		3,206,136

TOTAL COMMON STOCK (Cost $132,199,143)		130,177,293

TOTAL EQUITIES (Cost $132,199,143)		130,177,293

TOTAL LONG-TERM INVESTMENTS (Cost $132,199,143)		130,177,293

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (b)	$1,024,033	1,024,033

TOTAL SHORT-TERM INVESTMENTS (Cost $1,024,033)		1,024,033

TOTAL INVESTMENTS — 99.3% (Cost $133,223,176) (c)		131,201,326

Other Assets/(Liabilities) — 0.7%		956,814

NET ASSETS — 100.0%		$132,158,140

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $1,024,155. Collateralized by U.S. Government Agency obligations with a rate of 4.815%, maturity date of 10/31/24, and an aggregate market value, including accrued interest, of $1,044,609.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Sustainable Equity Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Basic Materials — 2.5%
Chemicals — 2.5%
Air Products & Chemicals, Inc.	2,754	$790,976
Ecolab, Inc.	3,705	613,289
Linde PLC	5,472	1,944,968
		3,349,233
Communications — 13.8%
Internet — 9.6%
Airbnb, Inc. Class A (a)	3,291	409,400
Alphabet, Inc. Class A (a)	52,237	5,418,544
Amazon.com, Inc. (a)	27,556	2,846,259
Booking Holdings, Inc. (a)	301	798,375
CDW Corp.	6,839	1,332,853
Meta Platforms, Inc. Class A (a)	8,512	1,804,033
Uber Technologies, Inc. (a)	10,625	336,813
		12,946,277
Media — 0.9%
Liberty Media Corp-Liberty Formula One Class C (a)	3,621	270,960
The Walt Disney Co. (a)	9,940	995,292
		1,266,252
Telecommunications — 3.3%
Cisco Systems, Inc.	51,149	2,673,814
Verizon Communications, Inc.	46,593	1,812,002
		4,485,816
		18,698,345
Consumer, Cyclical — 8.5%
Apparel — 0.9%
Deckers Outdoor Corp. (a)	1,513	680,169
NIKE, Inc. Class B	4,103	503,192
		1,183,361
Auto Manufacturers — 1.9%
Cummins, Inc.	4,693	1,121,064

MML Sustainable Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tesla, Inc. (a)	6,715	$1,393,094
		2,514,158
Auto Parts & Equipment — 0.9%
Aptiv PLC (a)	10,548	1,183,380
Distribution & Wholesale — 0.3%
LKQ Corp.	8,396	476,557
Retail — 4.5%
Chipotle Mexican Grill, Inc. (a)	218	372,407
Costco Wholesale Corp.	1,723	856,107
The Home Depot, Inc.	7,302	2,154,966
Target Corp.	4,958	821,194
The TJX Cos., Inc.	17,248	1,351,553
Tractor Supply Co.	2,195	515,913
		6,072,140
		11,429,596
Consumer, Non-cyclical — 20.1%
Agriculture — 0.1%
Vital Farms, Inc. (a)	5,603	85,726
Beverages — 1.7%
PepsiCo, Inc.	12,741	2,322,684
Biotechnology — 1.3%
Amgen, Inc.	3,996	966,033
Vertex Pharmaceuticals, Inc. (a)	2,322	731,592
		1,697,625
Commercial Services — 0.6%
S&P Global, Inc.	2,268	781,938
Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co.	7,973	599,171
The Procter & Gamble Co.	9,204	1,368,543
		1,967,714
Food — 2.7%
The Kroger Co.	19,757	975,403
Mondelez International, Inc. Class A	17,634	1,229,443
Sysco Corp.	19,074	1,473,085
		3,677,931
Health Care – Products — 2.2%
Danaher Corp.	4,770	1,202,231
ResMed, Inc.	1,233	270,014
Thermo Fisher Scientific, Inc.	2,546	1,467,438
		2,939,683
Health Care – Services — 2.5%
Humana, Inc.	1,456	706,830

MML Sustainable Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
UnitedHealth Group, Inc.	5,802	$2,741,967
		3,448,797
Pharmaceuticals — 7.5%
AbbVie, Inc.	10,454	1,666,054
Bristol-Myers Squibb Co.	24,674	1,710,155
The Cigna Corp.	6,963	1,779,255
CVS Health Corp.	15,053	1,118,589
Eli Lilly & Co.	1,586	544,664
Merck & Co., Inc.	12,617	1,342,323
Novo Nordisk A/S Class B	5,816	922,956
Zoetis, Inc.	6,641	1,105,328
		10,189,324
		27,111,422
Energy — 4.1%
Oil & Gas — 2.0%
ConocoPhillips	27,940	2,771,927
Oil & Gas Services — 2.1%
Schlumberger NV	57,614	2,828,848
		5,600,775
Financial — 15.0%
Banks — 4.4%
Bank of America Corp.	43,473	1,243,328
JP Morgan Chase & Co.	14,813	1,930,282
Morgan Stanley	23,737	2,084,109
Regions Financial Corp.	34,936	648,412
		5,906,131
Diversified Financial Services — 5.8%
American Express Co.	4,569	753,657
Ameriprise Financial, Inc.	2,753	843,795
BlackRock, Inc.	1,578	1,055,871
The Charles Schwab Corp.	6,030	315,851
Intercontinental Exchange, Inc.	6,604	688,731
Mastercard, Inc. Class A	4,652	1,690,583
Visa, Inc. Class A	11,131	2,509,595
		7,858,083
Insurance — 2.2%
Marsh & McLennan Cos., Inc.	6,607	1,100,396
Prudential Financial, Inc.	9,772	808,535
The Travelers Cos., Inc.	6,431	1,102,338
		3,011,269
Real Estate Investment Trusts (REITS) — 2.6%
Prologis, Inc.	22,937	2,861,850

MML Sustainable Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SBA Communications Corp.	2,535	$661,812
		3,523,662
		20,299,145
Industrial — 10.1%
Aerospace & Defense — 1.2%
Lockheed Martin Corp.	3,453	1,632,337
Building Materials — 1.6%
Johnson Controls International PLC	24,166	1,455,277
Masco Corp.	12,902	641,487
		2,096,764
Electrical Components & Equipment — 0.1%
Generac Holdings, Inc. (a)	1,732	187,073
Electronics — 2.7%
Agilent Technologies, Inc.	9,686	1,339,961
Honeywell International, Inc.	6,098	1,165,450
Keysight Technologies, Inc. (a)	7,414	1,197,213
		3,702,624
Machinery – Diversified — 1.0%
Deere & Co.	1,563	645,331
Xylem, Inc.	6,094	638,042
		1,283,373
Miscellaneous - Manufacturing — 1.2%
Eaton Corp. PLC	6,366	1,090,751
Parker-Hannifin Corp.	1,567	526,684
		1,617,435
Packaging & Containers — 0.5%
Ball Corp.	13,269	731,255
Transportation — 1.8%
Norfolk Southern Corp.	3,270	693,240
Union Pacific Corp.	2,202	443,174
United Parcel Service, Inc. Class B	6,695	1,298,763
		2,435,177
		13,686,038
Technology — 23.2%
Computers — 5.9%
Accenture PLC Class A	5,042	1,441,054
Apple, Inc.	39,413	6,499,204
		7,940,258
Semiconductors — 6.7%
Advanced Micro Devices, Inc. (a)	11,615	1,138,386
Analog Devices, Inc.	8,965	1,768,077

MML Sustainable Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Applied Materials, Inc.	13,474	$1,655,011
ASML Holding NV	1,397	954,563
Globalfoundries, Inc. (a)	5,725	413,231
NVIDIA Corp.	11,247	3,124,079
		9,053,347
Software — 10.6%
Adobe, Inc. (a)	983	378,819
Cadence Design Systems, Inc. (a)	3,106	652,539
Electronic Arts, Inc.	4,420	532,389
Microsoft Corp.	37,251	10,739,463
Salesforce, Inc. (a)	5,982	1,195,084
ServiceNow, Inc. (a)	793	368,523
Workday, Inc. Class A (a)	2,618	540,722
		14,407,539
		31,401,144
Utilities — 2.0%
Electric — 2.0%
NextEra Energy, Inc.	34,890	2,689,321

TOTAL COMMON STOCK (Cost $111,695,488)		134,265,019

TOTAL EQUITIES (Cost $111,695,488)		134,265,019

MUTUAL FUNDS — 0.7%
Diversified Financial Services — 0.7%
SPDR S&P 500 ETF Trust	2,356	964,523

TOTAL MUTUAL FUNDS (Cost $949,006)		964,523

TOTAL LONG-TERM INVESTMENTS (Cost $112,644,494)		135,229,542

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (b)	$191,851	191,851

TOTAL SHORT-TERM INVESTMENTS (Cost $191,851)		191,851

MML Sustainable Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 100.1% (Cost $112,836,345) (c)		$135,421,393

Other Assets/(Liabilities) — (0.1)%		(187,186)

NET ASSETS — 100.0%		$135,234,207

Abbreviation Legend

ETF	Exchange-Traded Funds

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $191,874. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 03/31/25, and an aggregate market value, including accrued interest, of $195,732.
(c)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation/ (Depreciation)
JP Morgan Chase Bank N.A.	6/30/23	EUR	22,087	USD	$23,966	$104
JP Morgan Chase Bank N.A.	6/30/23	USD	824,275	EUR	762,699	(6,919)
						$(6,815)

Currency Legend

EUR	Euro
USD	U.S. Dollar

MML Total Return Bond Fund — Portfolio of Investments

March 31, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

COMMON STOCK — 0.1%
Communications — 0.1%
Telecommunications — 0.1%
Intelsat Emergence SA (a)	7,210	$173,761

TOTAL COMMON STOCK (Cost $676,994)		173,761

TOTAL EQUITIES (Cost $676,994)		173,761

	Principal Amount
BONDS & NOTES — 116.6%
BANK LOANS — 2.0%
Aerospace & Defense — 0.0%
TransDigm, Inc., 2023 Term Loan I, 3 mo. SOFR CME + 3.250%
8.148% VRN 8/24/28	$93,227	92,878
Airlines — 0.0%
American Airlines, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
9.558% VRN 4/20/28	19,910	20,190
United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
8.568% VRN 4/21/28	22,368	22,172
		42,362
Auto Parts & Equipment — 0.1%
Clarios Global LP, 2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
8.090% VRN 4/30/26	194,908	193,447
Beverages — 0.0%
Naked Juice LLC
Term Loan, 3 mo. USD SOFRTE + 3.250%
8.248% VRN 1/24/29	141,022	123,668
2nd Lien Term Loan, 3 mo. USD SOFRTE + 6.000%
10.998% VRN 1/24/30	5,593	4,171
		127,839
Chemicals — 0.0%
AZZ, Inc., Term Loan B, 1 mo. USD SOFR CME + 4.250%
9.157% VRN 5/13/29	9,220	9,205
Zep, Inc., 2017 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%
9.159% VRN 8/12/24	91,842	77,803
		87,008

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Services — 0.1%
Element Materials Technology Group US Holdings, Inc.
2022 USD Term Loan, 3 mo. USD SOFR CME + 4.250%
9.248% VRN 7/06/29 (b)	$20,465	$20,184
2022 USD Delayed Draw Term Loan, 3 mo. USD SOFR CME + 4.250%
9.248% VRN 7/06/29 (b)	9,446	9,316
Pre-Paid Legal Services, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.750%
8.590% VRN 12/15/28	43,802	43,035
Prime Security Services Borrower LLC, 2021 Term Loan, 3 mo. USD LIBOR + 2.750%
7.517% VRN 9/23/26	46,708	46,504
Safe Fleet Holdings LLC, 2022 Term Loan, 1 mo. USD SOFR CME + 3.750%
8.609% VRN 2/23/29	13,053	12,754
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.000%
8.986% VRN 3/04/28	112,839	94,341
Trans Union LLC, 2021 Term Loan B6, 1 mo. USD LIBOR + 2.250%
7.090% VRN 12/01/28	94,776	93,907
TruGreen Ltd. Partnership, 2020 Term Loan, 1 mo. USD LIBOR + 4.000%
8.840% VRN 11/02/27	24,097	22,215
		342,256
Computers — 0.0%
Amentum Government Services Holdings LLC, Term Loan B, 3 mo. USD LIBOR + 4.000%
8.840% VRN 1/29/27	29,160	28,577
Peraton Corp., Term Loan B, 1 mo. USD LIBOR + 3.750%
8.590% VRN 2/01/28	29,672	29,239
		57,816
Cosmetics & Personal Care — 0.0%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, 3 mo. USD LIBOR + 3.750%
8.909% VRN 10/01/26	48,520	48,004
Diversified Financial Services — 0.1%
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 1 mo. USD SOFR CME + 3.750%
8.648% VRN 4/09/27	58,711	56,754
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, 3 mo. USD LIBOR + 2.000%
7.159% VRN 11/05/28	175,000	174,825
		231,579
Electronics — 0.0%
II-VI, Inc., 2022 Term Loan B, 1 mo. USD SOFR CME + 2.750%
7.672% VRN 7/02/29	89,107	88,104
Entertainment — 0.1%
Crown Finance US, Inc., 2022 DIP Term Loan, 1 mo. USD SOFR CME + 10.000%, 3 mo. USD SOFR CME + 10.000%
14.635% - 14.665% VRN 9/07/23	90,354	91,411
Formula One Holdings Ltd., Term Loan B, 1 mo. USD SOFR CME + 3.250%
8.057% VRN 1/15/30 (b)	5,655	5,657
Penn National Gaming, Inc., 2022 Term Loan B, 1 mo. USD SOFR CME + 2.750%
7.657% VRN 5/03/29	22,348	22,270

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Scientific Games International, Inc., 2022 USD Term Loan, 1 mo. USD SOFR CME + 3.000%
7.960% VRN 4/14/29	$45,256	$44,841
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 2.750%
7.600% VRN 5/18/25	9,756	9,663
		173,842
Food — 0.0%
Froneri International Ltd., 2020 USD Term Loan, 3 mo. USD LIBOR + 2.250%
7.409% VRN 1/29/27	20,417	20,098
Hostess Brands LLC, 2019 Term Loan, 3 mo. USD LIBOR + 2.250%
7.075% VRN 8/03/25	114,746	114,675
		134,773
Health Care – Products — 0.1%
Avantor Funding, Inc., 2021 Term Loan B5, 1 mo. USD LIBOR + 2.250%
7.090% VRN 11/08/27	90,497	90,313
Bausch & Lomb, Inc., Term Loan, 3 mo. USD SOFR CME + 3.250%
8.457% VRN 5/10/27	42,845	41,542
Medline Borrower LP, USD Term Loan B, 1 mo. USD LIBOR + 3.250%
8.090% VRN 10/23/28	247,500	241,043
		372,898
Home Furnishing — 0.0%
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 3 mo. USD SOFRTE + 3.750%
8.300% VRN 7/31/28	41,559	39,974
Insurance — 0.2%
Acrisure LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 3.500%
8.340% VRN 2/15/27	98,728	95,354
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
7.109% VRN 2/19/28	490,448	483,925
Asurion LLC, 2020 Term Loan B8, 1 mo. USD LIBOR + 3.250%
8.090% VRN 12/23/26	57,291	53,015
		632,294
Internet — 0.1%
Arches Buyer, Inc., 2021 Term Loan B, 1 mo. USD SOFR CME + 3.250%
8.157% VRN 12/06/27	25,110	23,598
NortonLifeLock, Inc., 2022 Term Loan B, 1 mo. USD SOFR CME + 2.000%
6.907% VRN 9/12/29	163,886	162,043
Proofpoint, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
8.090% VRN 8/31/28	4,962	4,842
		190,483
Lodging — 0.0%
Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD SOFRTE + 4.000%
8.807% VRN 1/27/29	73,876	72,608

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery – Diversified — 0.0%
ASP Blade Holdings, Inc., Initial Term Loan, 3 mo. USD LIBOR + 4.000%
9.159% VRN 10/13/28	$39,905	$33,088
Media — 0.2%
Diamond Sports Group LLC, 2022 2nd Lien Term Loan, 3 mo. USD SOFR CME + 3.250%
8.026% VRN 8/24/26	63,860	3,406
DirecTV Financing LLC, Term Loan, 1 mo. USD LIBOR + 5.000%
9.840% VRN 8/02/27	147,050	141,218
Virgin Media Bristol LLC
USD Term Loan N, 1 mo. USD LIBOR + 2.500%
7.184% VRN 1/31/28	275,000	270,050
2023 USD Term Loan Y, 3 mo. USD SOFR CME + 3.250%
8.130% VRN 2/28/31	150,000	147,750
		562,424
Packaging & Containers — 0.1%
Berry Global, Inc., 2021 Term Loan Z, 1 mo. USD LIBOR + 1.750%
6.510% VRN 7/01/26	148,820	148,170
Pharmaceuticals — 0.3%
Elanco Animal Health, Inc., Term Loan B, 1 mo. USD LIBOR + 1.750%
6.412% VRN 8/01/27	168,521	164,610
Gainwell Acquisition Corp., Term Loan B, 3 mo. SOFR CME + 4.000%
8.998% VRN 10/01/27	98,737	94,047
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 mo. USD LIBOR + 2.000%
6.840% VRN 11/15/27	220,004	215,421
Horizon Therapeutics USA, Inc., 2021 Term Loan B2, 1 mo. USD LIBOR + 1.750%
6.563% VRN 3/15/28	120,080	119,780
Jazz Financing Lux SARL, USD Term Loan, 1 mo. USD LIBOR + 3.500%
8.340% VRN 5/05/28	139,693	139,024
Organon & Co., USD Term Loan, 1 mo. USD LIBOR + 3.000%, 3 mo. USD LIBOR + 3.000%
7.750% VRN 6/02/28	252,592	252,171
		985,053
Retail — 0.2%
KFC Holding Co., 2021 Term Loan B, 1 mo. USD LIBOR + 1.750%
6.511% VRN 3/15/28	39,317	39,039
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
9.409% VRN 4/15/28	235,800	215,891
Whatabrands LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 3.250%
8.090% VRN 8/03/28	222,188	219,535
		474,465
Semiconductors — 0.0%
Entegris, Inc.
2022 Term Loan B, 3 mo. USD SOFRTE + 2.750%
7.330% VRN 7/06/29	60,000	59,975

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2023 Term Loan B, 1 mo. USD SOFR CME + 2.750%, 3 mo. USD SOFR CME + 2.750%
7.368% VRN 7/06/29	$23,400	$23,390
		83,365
Software — 0.2%
Athenahealth Group, Inc.
2022 Delayed Draw Term Loan, 2 mo. USD SOFRTE + 3.500%
3.500% VRN 2/15/29 (c)	9,723	9,092
2022 Term Loan B, 1 mo. SOFR CME + 3.500%
8.259% VRN 2/15/29	227,751	212,947
CDK Global, Inc., 2022 USD Term Loan B, 3 mo. SOFR CME + 4.250%
9.148% VRN 7/06/29	138,486	137,873
Open Text Corp., 2022 Term Loan B, 1 mo. USD SOFR CME + 3.250%
8.157% VRN 1/31/30 (b)	19,536	19,458
Oracle Corp., Term Loan A1, 1 mo. USD SOFR CME + 1.600%
6.456% VRN 8/16/27	272,377	269,654
RealPage, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%
7.840% VRN 4/24/28	14,390	13,934
Sophia, L.P., 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%
8.659% VRN 10/07/27	21,384	21,104
		684,062
Telecommunications — 0.2%
Frontier Communications Corp., 2021 1st Lien Term Loan, 1 mo. USD LIBOR + 3.750%
8.625% VRN 5/01/28	22,898	21,687
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. SOFR CME + 1.750%
6.672% VRN 3/01/27	464,973	390,963
Zayo Group Holdings, Inc., 2022 USD Incremental Term Loan B, 1 mo. USD SOFR CME + 4.250%
9.057% VRN 3/09/27	112,833	88,630
		501,280
Transportation — 0.0%
Genesee & Wyoming, Inc., Term Loan, 3 mo. USD SOFR CME + 2.000%
6.998% VRN 12/30/26	28,084	27,859

TOTAL BANK LOANS (Cost $6,655,038)		6,427,931

CORPORATE DEBT — 27.8%
Aerospace & Defense — 0.0%
TransDigm, Inc.
6.750% 8/15/28 (d)	100,000	101,125
Agriculture — 0.8%
BAT Capital Corp.
4.390% 8/15/37	400,000	326,156
4.540% 8/15/47	1,050,000	779,518
5.650% 3/16/52	215,000	188,408
Imperial Brands Finance PLC
3.125% 7/26/24 (d)	320,000	309,840
3.500% 7/26/26 (d)	225,000	210,572
Imperial Tobacco Finance PLC
4.250% 7/21/25 (d)	415,000	401,443

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Reynolds American, Inc.
5.850% 8/15/45	$315,000	$283,586
		2,499,523
Banks — 10.9%
Bank of America Corp.
SOFR + .910% 1.658% VRN 3/11/27	755,000	683,023
SOFR + 1.370% 1.922% VRN 10/24/31	110,000	87,678
SOFR + 1.060% 2.087% VRN 6/14/29	1,000,000	859,294
SOFR + 1.220% 2.299% VRN 7/21/32	375,000	302,090
SOFR + 1.050% 2.551% VRN 2/04/28	635,000	577,086
SOFR + 1.210% 2.572% VRN 10/20/32	435,000	355,283
SOFR + 2.150% 2.592% VRN 4/29/31	140,000	118,430
3 mo. USD LIBOR + 1.040% 3.419% VRN 12/20/28	470,000	436,901
3 mo. USD LIBOR + 1.575% 3.824% VRN 1/20/28	415,000	396,206
3 mo. USD LIBOR + 1.070% 3.970% VRN 3/05/29	485,000	459,110
Citigroup, Inc.
SOFR + .669% 0.981% VRN 5/01/25	85,000	80,725
SOFR + .770% 1.462% VRN 6/09/27	985,000	873,485
SOFR + 1.167% 2.561% VRN 5/01/32	580,000	480,880
SOFR + 2.107% 2.572% VRN 6/03/31	255,000	215,017
SOFR + 1.422% 2.976% VRN 11/05/30	150,000	131,177
SOFR + 1.351% 3.057% VRN 1/25/33	640,000	540,528
SOFR + 1.280% 3.070% VRN 2/24/28	525,000	487,733
Credit Suisse Group AG
SOFR + .980% 1.305% VRN 2/02/27 (d)	495,000	416,661
SOFR + 1.560% 2.593% VRN 9/11/25 (d)	140,000	129,668
SOFR + 1.730% 3.091% VRN 5/14/32 (d)	860,000	691,414
3 mo. USD LIBOR + 1.410% 3.869% VRN 1/12/29 (d)	65,000	58,139
SOFR + 3.340% 6.373% VRN 7/15/26 (d)	180,000	173,951
SOFR + 3.920% 6.537% VRN 8/12/33 (d)	2,150,000	2,209,125
SOFR + 5.020% 9.016% VRN 11/15/33 (d)	850,000	1,007,165
The Goldman Sachs Group, Inc.
SOFR + .486% 0.925% VRN 10/21/24	530,000	515,605
1.217% 12/06/23	1,030,000	1,000,445
SOFR + .798% 1.431% VRN 3/09/27	500,000	446,553
SOFR + .818% 1.542% VRN 9/10/27	1,450,000	1,273,967
SOFR + .913% 1.948% VRN 10/21/27	125,000	111,413
SOFR + 1.090% 1.992% VRN 1/27/32	140,000	111,526
SOFR + 1.248% 2.383% VRN 7/21/32	415,000	336,404
SOFR + 1.264% 2.650% VRN 10/21/32	200,000	165,135
HSBC Holdings PLC
SOFR + 1.732% 2.013% VRN 9/22/28	1,585,000	1,356,406
SOFR + 1.285% 2.206% VRN 8/17/29	610,000	511,033
SOFR + 2.650% 6.332% VRN 3/09/44	360,000	377,677
JP Morgan Chase & Co.
3 mo. TSFR + .580% 0.969% VRN 6/23/25	1,060,000	1,003,471
SOFR + .885% 1.578% VRN 4/22/27	500,000	447,828
SOFR + 1.015% 2.069% VRN 6/01/29	355,000	306,878
SOFR + 1.180% 2.545% VRN 11/08/32	375,000	310,692
SOFR + 1.250% 2.580% VRN 4/22/32	510,000	428,957
SOFR + 1.510% 2.739% VRN 10/15/30	230,000	200,540
SOFR + 1.170% 2.947% VRN 2/24/28	1,145,000	1,060,350
Lloyds Banking Group PLC
1 year CMT + .850% 1.627% VRN 5/11/27	515,000	452,071
3 mo. USD LIBOR + 1.205% 3.574% VRN 11/07/28	720,000	657,988
1 year CMT + 3.500% 3.870% VRN 7/09/25	220,000	213,772
1 year CMT + 2.300% 4.976% VRN 8/11/33	225,000	215,251

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Macquarie Group Ltd.
SOFR + 1.532% 2.871% VRN 1/14/33 (d)	$1,045,000	$845,790
SOFR + 2.405% 4.442% VRN 6/21/33 (d)	240,000	217,925
Morgan Stanley
SOFR + .616% 0.731% VRN 4/05/24	285,000	284,917
SOFR + .560% 1.164% VRN 10/21/25	1,300,000	1,213,504
SOFR + .879% 1.593% VRN 5/04/27	505,000	452,191
SOFR + 1.020% 1.928% VRN 4/28/32	295,000	231,948
SOFR + 1.178% 2.239% VRN 7/21/32	335,000	268,642
SOFR + 1.360% 2.484% VRN 9/16/36	495,000	375,792
Natwest Group PLC 3 mo. USD LIBOR + 1.762%
4.269% VRN 3/22/25	775,000	760,338
The PNC Financial Services Group, Inc. SOFR + 1.933%
5.068% VRN 1/24/34 (e)	655,000	645,701
Santander UK Group Holdings PLC
SOFR + .787% 1.089% VRN 3/15/25	540,000	510,155
1 year CMT + 1.250% 1.532% VRN 8/21/26	710,000	633,044
SOFR + .989% 1.673% VRN 6/14/27	120,000	104,356
SOFR + 1.220% 2.469% VRN 1/11/28	200,000	175,760
Santander UK PLC
5.000% 11/07/23 (d)	435,000	429,714
UBS Group AG 1 year CMT + 1.550%
5.711% VRN 1/12/27 (d)	200,000	198,037
US Bancorp
SOFR + 1.600% 4.839% VRN 2/01/34	755,000	732,277
SOFR + 2.090% 5.850% VRN 10/21/33	140,000	146,133
Wells Fargo & Co.
SOFR + 2.100% 2.393% VRN 6/02/28	1,400,000	1,259,627
3 mo. TSFR + 1.432% 2.879% VRN 10/30/30	490,000	425,302
SOFR + 1.500% 3.350% VRN 3/02/33	925,000	801,180
SOFR + 1.510% 3.526% VRN 3/24/28	655,000	617,413
SOFR + 4.502% 5.013% VRN 4/04/51	150,000	140,605
		34,745,082
Beverages — 0.2%
Bacardi Ltd.
4.450% 5/15/25 (d)	700,000	688,756
Triton Water Holdings, Inc.
6.250% 4/01/29 (d) (e)	113,000	89,729
		778,485
Biotechnology — 0.4%
Amgen, Inc.
5.250% 3/02/33	315,000	323,409
5.600% 3/02/43	315,000	323,551
5.650% 3/02/53	385,000	398,337
Grifols Escrow Issuer SA
4.750% 10/15/28 (d) (e)	101,000	82,694
		1,127,991
Chemicals — 0.3%
International Flavors & Fragrances, Inc.
2.300% 11/01/30 (d)	370,000	296,899
5.000% 9/26/48	380,000	325,812
SK Invictus Intermediate II Sarl
5.000% 10/30/29 (d)	32,000	26,568

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Valvoline, Inc.
3.625% 6/15/31 (d)	$200,000	$170,074
		819,353
Commercial Services — 0.1%
Global Payments, Inc.
5.400% 8/15/32	225,000	220,439
5.950% 8/15/52	126,000	119,428
Upbound Group, Inc.
6.375% 2/15/29 (d)	35,000	29,388
WASH Multifamily Acquisition, Inc.
5.750% 4/15/26 (d)	35,000	33,118
		402,373
Computers — 0.1%
NCR Corp.
5.250% 10/01/30 (d)	235,000	191,849
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300% 1/30/32	615,000	509,997
3.500% 1/15/25	1,000,000	954,089
Air Lease Corp.
5.850% 12/15/27	355,000	356,598
American Express Co.
2.550% 3/04/27	385,000	355,423
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (d)	389,000	329,072
2.875% 2/15/25 (d)	335,000	313,857
3.950% 7/01/24 (d)	130,000	126,446
Capital One Financial Corp. SOFR + 1.790%
3.273% VRN 3/01/30	535,000	455,224
ORIX Corp.
5.200% 9/13/32	305,000	307,125
Park Aerospace Holdings Ltd.
5.500% 2/15/24 (d)	82,000	81,236
		3,789,067
Electric — 1.6%
American Electric Power Co., Inc.
5.625% 3/01/33	675,000	699,414
Duke Energy Carolinas LLC
4.000% 9/30/42	1,000,000	853,557
Florida Power & Light Co.
3.990% 3/01/49	495,000	425,348
Jersey Central Power & Light Co.
4.700% 4/01/24 (d)	800,000	794,699
6.400% 5/15/36	425,000	444,567
MidAmerican Energy Co.
4.800% 9/15/43	1,400,000	1,351,063
Southwestern Electric Power Co.
3.250% 11/01/51	170,000	117,744
TenneT Holding BV
4.500% 10/28/34 EUR (d) (f)	245,000	285,011
		4,971,403

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Engineering & Construction — 0.1%
Artera Services LLC
9.033% 12/04/25 (d)	$95,000	$81,715
Heathrow Funding Ltd.
1.875% 3/14/34 EUR (d) (f)	380,000	323,579
		405,294
Entertainment — 0.5%
Warnermedia Holdings, Inc.
4.279% 3/15/32 (d)	190,000	169,352
5.050% 3/15/42 (d)	905,000	754,807
5.141% 3/15/52 (d)	910,000	734,736
		1,658,895
Environmental Controls — 0.1%
Waste Pro USA, Inc.
5.500% 2/15/26 (d)	175,000	160,941
Food — 0.8%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
4.375% 2/02/52 (d)	135,000	97,087
5.750% 4/01/33 (d)	400,000	382,000
6.500% 12/01/52 (d)	415,000	394,102
Kraft Heinz Foods Co.
4.875% 10/01/49	202,000	186,947
5.000% 6/04/42	360,000	344,732
Pilgrim's Pride Corp.
3.500% 3/01/32 (d)	360,000	292,968
5.875% 9/30/27 (d)	30,000	29,820
Post Holdings, Inc.
5.750% 3/01/27 (d)	150,000	146,224
Simmons Foods, Inc. /Simmons Prepared Foods, Inc. /Simmons Pet Food, Inc. /Simmons Feed
4.625% 3/01/29 (d)	150,000	121,895
Smithfield Foods, Inc.
2.625% 9/13/31 (d)	635,000	479,519
		2,475,294
Gas — 0.2%
KeySpan Gas East Corp.
5.994% 3/06/33 (d)	630,000	650,283
Health Care – Products — 0.2%
PerkinElmer, Inc.
2.250% 9/15/31	800,000	640,804
Health Care – Services — 1.5%
Centene Corp.
2.450% 7/15/28	488,000	422,036
3.000% 10/15/30	453,000	381,276
4.250% 12/15/27	230,000	219,405
CommonSpirit Health
2.782% 10/01/30	495,000	420,255
3.910% 10/01/50	75,000	57,892
Fresenius Medical Care US Finance III, Inc.
1.875% 12/01/26 (d)	340,000	295,100

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
HCA, Inc.
2.375% 7/15/31	$90,000	$72,582
3.500% 7/15/51	182,000	125,204
3.625% 3/15/32 (d)	524,000	460,166
4.125% 6/15/29	345,000	322,945
5.000% 3/15/24	287,000	285,298
5.250% 6/15/49	775,000	696,576
5.500% 6/15/47	310,000	290,141
Molina Healthcare, Inc.
3.875% 11/15/30 (d) (e)	90,000	78,527
3.875% 5/15/32 (d)	190,000	159,736
4.375% 6/15/28 (d)	300,000	279,087
Universal Health Services, Inc.
1.650% 9/01/26	385,000	338,428
		4,904,654
Household Products & Wares — 0.0%
Central Garden & Pet Co.
5.125% 2/01/28 (e)	123,000	118,855
Insurance — 1.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750% 10/15/27 (d)	35,000	32,527
Aon Corp. / Aon Global Holdings PLC
3.900% 2/28/52	190,000	152,578
Arthur J Gallagher & Co.
5.750% 3/02/53	310,000	309,690
AssuredPartners, Inc.
5.625% 1/15/29 (d)	30,000	25,920
Athene Global Funding
1.985% 8/19/28 (d)	555,000	448,687
3.205% 3/08/27 (d)	135,000	123,927
SOFR + .700% 5.459% FRN 5/24/24 (d)	505,000	497,096
Farmers Exchange Capital 3 mo. USD LIBOR + 3.454%
5.454% VRN 10/15/54 (d)	970,000	889,462
Metropolitan Life Global Funding I
5.150% 3/28/33 (d)	210,000	211,790
Teachers Insurance & Annuity Association of America
3.300% 5/15/50 (d)	225,000	161,602
4.270% 5/15/47 (d)	130,000	110,297
Willis North America, Inc.
2.950% 9/15/29	290,000	254,033
		3,217,609
Internet — 0.2%
Cogent Communications Group, Inc.
7.000% 6/15/27 (d)	32,000	31,734
Meta Platforms, Inc.
4.450% 8/15/52	175,000	153,252
Netflix, Inc.
4.625% 5/15/29 EUR (f)	150,000	165,703
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.
4.750% 4/30/27 (d)	33,000	28,114
Tencent Holdings Ltd.
3.680% 4/22/41 (d)	335,000	255,152
		633,955

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery – Diversified — 0.0%
OT Merger Corp.
7.875% 10/15/29 (d) (e)	$90,000	$53,103
Media — 0.8%
Cable One, Inc.
4.000% 11/15/30 (d) (e)	75,000	61,005
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750% 2/15/28	92,000	85,362
4.800% 3/01/50	330,000	250,730
4.908% 7/23/25	205,000	202,826
5.250% 4/01/53	265,000	214,078
5.375% 5/01/47	95,000	78,175
5.750% 4/01/48	280,000	240,919
Cox Communications, Inc.
2.600% 6/15/31 (d)	385,000	317,800
CSC Holdings LLC
5.750% 1/15/30 (d)	50,000	26,326
6.500% 2/01/29 (d)	513,000	422,297
7.500% 4/01/28 (d) (e)	32,000	20,400
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375% 8/15/26 (d)	665,000	36,575
Time Warner Cable, Inc.
5.500% 9/01/41	535,000	461,643
5.875% 11/15/40	170,000	153,886
		2,572,022
Oil & Gas — 0.4%
KazMunay Gas National Co.
4.750% 4/19/27 (d)	200,000	183,732
Pertamina Persero PT
3.100% 8/27/30 (d)	200,000	175,550
Petroleos Mexicanos
5.950% 1/28/31	50,000	38,266
6.625% 6/15/35 (e)	900,000	656,467
7.690% 1/23/50	115,000	81,149
Shell International Finance BV
3.750% 9/12/46	25,000	21,031
Transocean Poseidon Ltd.
6.875% 2/01/27 (d)	79,625	78,033
		1,234,228
Oil & Gas Services — 0.0%
Archrock Partners LP / Archrock Partners Finance Corp.
6.250% 4/01/28 (d)	35,000	33,758
Packaging & Containers — 0.6%
Amcor Finance USA, Inc.
3.625% 4/28/26	650,000	625,228
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.250% 8/15/27 (d) (e)	100,000	78,843
5.250% 8/15/27 (d)	190,000	149,803
Berry Global, Inc.
1.570% 1/15/26	410,000	371,669
4.875% 7/15/26 (d)	330,000	321,654

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Trivium Packaging Finance BV
5.500% 8/15/26 (d)	$320,000	$306,560
		1,853,757
Pharmaceuticals — 0.9%
Bayer US Finance II LLC
4.375% 12/15/28 (d)	893,000	862,668
4.625% 6/25/38 (d)	795,000	727,324
4.875% 6/25/48 (d)	210,000	187,790
The Cigna Corp.
3.400% 3/15/51	250,000	183,277
CVS Health Corp.
5.050% 3/25/48	1,090,000	1,016,695
		2,977,754
Pipelines — 0.8%
Enbridge, Inc.
5.700% 3/08/33	95,000	98,718
Energy Transfer LP
4.950% 6/15/28	125,000	123,959
5.000% 5/15/50	305,000	258,235
5.150% 3/15/45	400,000	345,677
5.350% 5/15/45	50,000	44,135
5.400% 10/01/47	394,000	349,144
Galaxy Pipeline Assets Bidco Ltd.
2.160% 3/31/34 (d)	177,420	152,566
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	300,000	267,173
Rockies Express Pipeline LLC
4.800% 5/15/30 (d)	250,000	219,333
4.950% 7/15/29 (d)	200,000	178,164
Sabine Pass Liquefaction LLC
4.500% 5/15/30	165,000	159,070
TransMontaigne Partners LP/TLP Finance Corp.
6.125% 2/15/26	181,000	155,660
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (d)	365,000	329,230
		2,681,064
Real Estate — 0.1%
Blackstone Property Partners Europe Holdings Sarl
1.625% 4/20/30 EUR (d) (f)	200,000	150,258
Blackstone Property Partners Europe Holdings SARL
1.750% 3/12/29 EUR (d) (f)	100,000	80,121
Vonovia SE
1.500% 6/14/41 EUR (d) (f)	100,000	56,727
		287,106
Real Estate Investment Trusts (REITS) — 1.6%
American Homes Rent
3.625% 4/15/32	370,000	320,087
American Tower Corp.
2.700% 4/15/31	80,000	66,646
5.650% 3/15/33	475,000	488,694
CapLand Ascendas REIT
0.750% 6/23/28 EUR (d) (f)	185,000	157,720

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CubeSmart LP
2.500% 2/15/32	$385,000	$308,890
Digital Intrepid Holding BV
0.625% 7/15/31 EUR (d) (f)	125,000	93,160
Extra Space Storage LP
2.350% 3/15/32	275,000	215,834
2.550% 6/01/31	130,000	105,405
GLP Capital LP / GLP Financing II, Inc.
3.250% 1/15/32	17,000	13,793
4.000% 1/15/31	30,000	25,709
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/30	25,000	22,168
5.300% 1/15/29	310,000	295,101
5.375% 4/15/26	540,000	523,789
Healthcare Realty Holdings LP
2.000% 3/15/31	215,000	167,871
2.050% 3/15/31	27,000	20,558
2.400% 3/15/30	195,000	155,633
3.100% 2/15/30	190,000	164,574
Hudson Pacific Properties LP
3.250% 1/15/30	95,000	60,849
5.950% 2/15/28 (e)	270,000	204,314
Invitation Homes Operating Partnership LP
2.000% 8/15/31	405,000	310,472
Life Storage LP
2.400% 10/15/31	50,000	40,324
Physicians Realty LP
2.625% 11/01/31	190,000	149,673
4.300% 3/15/27	45,000	43,400
Prologis Euro Finance LLC
4.250% 1/31/43 EUR (f)	310,000	301,753
VICI Properties LP
5.125% 5/15/32	437,000	411,715
5.625% 5/15/52	134,000	120,663
VICI Properties LP / VICI Note Co., Inc.
3.750% 2/15/27 (d)	10,000	9,232
3.875% 2/15/29 (d)	170,000	151,133
4.125% 8/15/30 (d)	54,000	47,697
4.500% 9/01/26 (d)	100,000	94,066
4.500% 1/15/28 (d)	58,000	53,711
4.625% 6/15/25 (d)	25,000	24,170
5.750% 2/01/27 (d)	40,000	39,265
		5,208,069
Retail — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.750% 1/15/30 (d)	35,000	28,795
The Michaels Cos., Inc.
5.250% 5/01/28 (d)	170,000	141,686
		170,481
Savings & Loans — 0.2%
Nationwide Building Society
SOFR + 1.290% 2.972% VRN 2/16/28 (d)	340,000	305,853
3 mo. USD LIBOR + 1.392% 4.363% VRN 8/01/24 (d)	190,000	188,413
		494,266

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Semiconductors — 0.1%
Broadcom, Inc.
2.600% 2/15/33 (d)	$386,000	$302,469
3.419% 4/15/33 (d)	208,000	173,694
		476,163
Software — 0.7%
Fiserv, Inc.
5.600% 3/02/33	635,000	658,482
Open Text Corp.
6.900% 12/01/27 (d)	50,000	51,580
Oracle Corp.
2.800% 4/01/27	140,000	130,004
2.875% 3/25/31	195,000	166,794
3.950% 3/25/51	753,000	560,612
5.550% 2/06/53	295,000	279,919
6.900% 11/09/52	285,000	318,061
		2,165,452
Telecommunications — 1.3%
AT&T, Inc.
3.800% 12/01/57	147,000	108,997
4.750% 5/15/46	455,000	410,255
5.250% 3/01/37	270,000	269,706
Frontier Communications Holdings LLC
8.625% 3/15/31 (d)	321,000	314,323
Intelsat Jackson Holdings S.A.
6.500% 3/15/30 (d)	417,000	382,276
Intelsat Jackson Holdings S.A., Escrow
8.500% 10/15/24 (d) (g) (h)	171,000	—
9.750% 7/15/25 (d) (g) (h)	585,000	—
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738% 3/20/25 (d)	705,000	699,419
T-Mobile USA, Inc.
2.550% 2/15/31	900,000	762,260
3.750% 4/15/27	375,000	360,236
3.875% 4/15/30	345,000	323,530
Vodafone Group PLC
4.875% 6/19/49	452,000	407,172
		4,038,173

TOTAL CORPORATE DEBT (Cost $96,480,975)		88,538,232

MUNICIPAL OBLIGATIONS — 0.9%
California State University, Revenue Bond
Revenue Bond, 2.274% 11/01/34	180,000	139,855
Revenue Bond, 2.374% 11/01/35	20,000	15,394
City of New York NY, General Obligation
5.206% 10/01/31	750,000	775,551
Jersey City Municipal Utilities Authority, Revenue Bond
5.470% 5/15/27	635,000	648,620
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bond
2.450% 11/01/34	560,000	439,330

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
New York State Dormitory Authority, Revenue Bond
5.289% 3/15/33	$750,000	$767,921
University of California, Revenue Bond
2.247% 5/15/34	290,000	230,390
		3,017,061

TOTAL MUNICIPAL OBLIGATIONS (Cost $3,572,919)		3,017,061

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.2%
Commercial Mortgage-Backed Securities — 2.9%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A,
4.091% VRN 8/10/38 (d) (i)	620,000	554,324
BX Commercial Mortgage Trust
Series 2019-XL, Class A, 1 mo. USD Term SOFR + 1.034% 5.862% FRN 10/15/36 (d)	1,185,438	1,172,122
Series 2022-CSMO, Class A, 1 mo. USD Term SOFR + 2.115% 6.942% FRN 6/15/27 (d)	692,000	681,831
BX Trust
Series 2019-OC11, Class A, 3.202% 12/09/41 (d)	180,000	153,156
Series 2022-VAMF, Class C, 1 mo. USD Term SOFR + 1.580% 6.407% FRN 1/15/39 (d)	443,000	418,211
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, 1 mo. USD Term SOFR + 3.188%
8.016% FRN 3/15/35 (d)	894,000	866,133
CALI Mortgage Trust, Series 2019-101C, Class A
3.957% 3/10/39 (d)	415,000	361,709
CPT Mortgage Trust, Series 2019-CPT, Class A
2.865% 11/13/39 (d)	355,000	284,945
DC Office Trust, Series 2019-MTC, Class A
2.965% 9/15/45 (d)	375,000	303,768
GS Mortgage Securities Corp. Trust, Series 2021-ARDN, Class A, 1 mo. USD LIBOR + 1.250%
5.934% FRN 11/15/36 (d)	1,570,000	1,520,811
Hudson Yards Mortgage Trust
Series 2019-55HY, Class A, 2.943% VRN 12/10/41 (d) (i)	375,000	314,624
Series 2019-30HY, Class A, 3.228% 7/10/39 (d)	385,000	329,893
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A
3.397% 6/05/39 (d)	385,000	337,643
MKT Mortgage Trust, Series 2020-525M, Class A
2.694% 2/12/40 (d)	255,000	200,905
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/15/54 (d)	490,000	400,819
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A,
3.834% VRN 1/15/32 (d) (i)	670,000	648,255
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1,
3.872% VRN 1/05/43 (d) (i)	655,000	463,016
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR, Class E,
3.860% VRN 9/15/31 (d) (i)	281,000	237,336
		9,249,501
Home Equity Asset-Backed Securities — 0.6%
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2005-4, Class M2, 1 mo. USD LIBOR + .705%
5.550% FRN 10/25/35	738,322	670,011

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Series 2006-HE2, Class M1, 1 mo. USD LIBOR + .435%
5.280% FRN 8/25/36	$317,738	$315,212
Morgan Stanley Capital, Inc. Trust, Series 2006-HE1, Class A4, 1 mo. USD LIBOR + .580%
5.425% FRN 1/25/36	877,688	832,871
		1,818,094
Other Asset-Backed Securities — 5.6%
Aimco CLO Ltd.
Series 2020-11A, Class AR, 3 mo. USD LIBOR + 1.130% 5.922% FRN 10/17/34 (d)	750,000	730,296
Series 2015-AA, Class BR2, 3 mo. USD LIBOR + 1.600% 6.392% FRN 10/17/34 (d)	1,100,000	1,063,950
Allegro CLO XII Ltd., Series 2020-1A, Class A1, 3 mo. USD LIBOR + 1.250%
6.065% FRN 1/21/32 (d)	850,000	838,405
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class A, 3 mo. USD LIBOR + 1.100%
5.892% FRN 7/15/33 (d)	800,000	782,957
CWABS Asset-Backed Certificates Trust, Series 2004-7, Class MF2,
4.225% VRN 10/25/34 (i)	1,721,262	1,618,333
Dryden Senior Loan Fund, Series 2013-26A, Class AR, 3 mo. USD LIBOR + .900%
5.692% FRN 4/15/29 (d)	853,661	845,878
Eaton Vance CLO Ltd., Series 2020-1A, Class AR, 3 mo. USD LIBOR + 1.170%
5.962% FRN 10/15/34 (d)	990,000	968,254
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M1, 1 mo. USD LIBOR + .555%
5.400% FRN 1/25/36	792,521	743,768
FirstKey Homes Trust, Series 2020-SFR2, Class E
2.668% 10/19/37 (d)	390,000	353,889
Flatiron CLO Ltd., Series 2021-1A, Class B, 3 mo. USD LIBOR + 1.600%
6.398% FRN 7/19/34 (d)	850,000	825,309
GSAMP Trust, Series 2005-HE5, Class M3, 1 mo. USD LIBOR + .690%
5.535% FRN 11/25/35	374,312	363,117
HPS Loan Management Ltd., Series 2021-16A, Class A1, 3 mo. USD LIBOR + 1.140%
5.955% FRN 1/23/35 (d)	1,000,000	972,432
LCM LP, Series 21A, Class AR, 3 mo. USD LIBOR + .880%
5.688% FRN 4/20/28 (d)	126,531	126,236
Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A2, 1 mo. USD LIBOR + .220%
5.065% FRN 10/25/36	5,995,602	1,838,745
Magnetite Ltd., Series 2012-7A, Class A1R2, 3 mo. USD LIBOR + .800%
5.592% FRN 1/15/28 (d)	766,201	758,951
MF1 Ltd., Series 2021-FL7, Class AS, 1 mo. USD LIBOR + 1.450%
6.211% FRN 10/16/36 (d)	850,000	821,224
Progress Residential Trust
Series 2020-SFR3, Class E, 2.296% 10/17/27 (d)	590,000	523,505
Series 2020-SFR3, Class F, 2.796% 10/17/27 (d)	360,000	318,589
Series 2021-SFR2, Class F, 3.395% 4/19/38 (d)	1,150,000	1,003,601
Series 2021-SFR10, Class F, 4.608% 12/17/40 (d)	478,559	407,191
Rockford Tower CLO Ltd., Series 2021-1A, Class A1, 3 mo. USD LIBOR + 1.170%
5.978% FRN 7/20/34 (d)	850,000	828,459

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Saxon Asset Securities Trust, Series 2007-2, Class A2C, 1 mo. USD LIBOR + .240%
5.085% FRN 5/25/47	$1,541,543	$1,099,728
		17,832,817
Student Loans Asset-Backed Securities — 2.3%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%
5.545% FRN 7/25/56 (d)	305,295	291,299
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 3 mo. USD LIBOR + .200%
5.301% FRN 3/28/35	1,018,433	954,112
Nelnet Student Loan Trust, Series 2015-1A, Class A, 1 mo. USD LIBOR + .590%
5.435% FRN 4/25/46 (d)	586,056	572,165
SLM Student Loan Trust
Series 2007-7, Class A4, 3 mo. USD LIBOR + .330% 5.148% FRN 1/25/22	513,819	487,325
Series 2012-7, Class A3, 1 mo. USD LIBOR + .650% 5.495% FRN 5/26/26	591,792	567,681
Series 2012-2, Class A, 1 mo. USD LIBOR + .700% 5.545% FRN 1/25/29	686,381	660,665
Series 2012-1, Class A3, 1 mo. USD LIBOR + .950% 5.795% FRN 9/25/28	578,297	552,984
Series 2008-6, Class A4, 3 mo. USD LIBOR + 1.100% 5.918% FRN 7/25/23	798,746	779,669
Series 2008-9, Class A, 3 mo. USD LIBOR + 1.500% 6.318% FRN 4/25/23	565,458	563,644
Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850% 6.668% FRN 7/25/73	700,000	657,065
Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250% 7.068% FRN 10/25/83	1,430,000	1,411,936
		7,498,545
Whole Loan Collateral Collateralized Mortgage Obligations — 5.8%
American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 6 mo. USD LIBOR + 2.000%
7.277% FRN 6/25/45	273,558	260,570
Angel Oak Mortgage Trust
Series 2021-7, Class A1, 1.978% VRN 10/25/66 (d) (i)	220,989	183,298
Series 2022-6,Class A1, 4.300% STEP 7/25/67 (d)	861,174	821,255
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4,
3.713% VRN 3/25/37 (i)	216,140	188,419
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, 1 year CMT + 2.400%
5.410% FRN 10/25/35	171,919	168,714
COLT Mortgage Loan Trust, Series 2021-6, Class A1,
1.907% VRN 12/25/66 (d) (i)	774,265	663,502
Countrywide Alternative Loan Trust
Series 2006-OA6, Class 1A2, 1 mo. USD LIBOR + .420% 5.265% FRN 7/25/46	839,038	724,709
Series 2005-31, Class 2A1, 1 mo. USD LIBOR + .600% 5.445% FRN 8/25/35	807,613	712,875
Credit Suisse Mortgage Trust, Series 2018-RPL9, Class A,
3.850% VRN 9/25/57 (d) (i)	781,731	729,961
Deephaven Residential Mortgage Trust, Series 2021-4, Class A1,
1.931% VRN 11/25/66 (d) (i)	1,488,623	1,283,603
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 1A3, 1 mo. USD LIBOR + .500%
5.345% FRN 2/25/35	1,337,379	1,265,828
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1,
4.308% VRN 11/25/35 (i)	201,774	160,668
GS Mortgage-Backed Securities Trust
Series 2022-PJ6 , Class A4, 3.000% VRN 1/25/53 (d) (i)	1,968,446	1,667,950

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-RPL1, Class A1A, 3.750% 10/25/57 (d)	$640,368	$606,851
HarborView Mortgage Loan Trust, Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + .200%
4.798% FRN 11/19/36	1,572,188	1,144,173
Impac CMB Trust, Series 2005-1, Class 1A1, 1 mo. USD LIBOR + .520%
5.365% FRN 4/25/35	432,571	396,137
IndyMac Index Mortgage Loan Trust
Series 2005-AR19, Class A1, 3.291% VRN 10/25/35 (i)	651,339	489,589
Series 2006-AR27, Class 1A3, 1 mo. USD LIBOR + .540% 5.385% FRN 10/25/36	1,239,995	545,427
JP Morgan Mortgage Trust, Series 2021-13, Class A3,
2.500% VRN 4/25/52 (d) (i)	1,692,297	1,375,190
MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A3, 12 mo. MTA + .740%
3.878% FRN 1/25/47	868,760	836,986
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 mo. USD LIBOR + 1.070%
5.915% FRN 2/25/35	558,938	537,398
Opteum Mortgage Acceptance Corp., Series 2005-4 , Class M2, 1 mo. USD LIBOR + .750%
5.595% FRN 11/25/35	1,450,000	1,341,065
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-AR15, Class A1A1, 1 mo. USD LIBOR + .520% 5.365% FRN 11/25/45	1,613,027	1,384,739
Series 2005-AR13, Class A1A1, 1 mo. USD LIBOR + .580% 5.425% FRN 10/25/45	315,642	288,077
Series 2005-AR2, Class 2A21, 1 mo. USD LIBOR + .660% 5.505% FRN 1/25/45	254,636	241,554
Series 2006-1 Class 3A2, 5.750% 2/25/36	440,456	387,202
		18,405,740

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $58,171,867)		54,804,697

SOVEREIGN DEBT OBLIGATIONS — 0.6%
Brazilian Government International Bond
3.875% 6/12/30	200,000	179,012
Chile Government International Bond
2.550% 1/27/32 (e)	224,000	191,071
Colombia Government International Bond
4.500% 1/28/26	200,000	191,553
Dominican Republic International Bond
4.500% 1/30/30 (d)	200,000	173,601
Hungary Government International Bond
2.125% 9/22/31 (d)	200,000	153,346
Mexico Government International Bond
3.750% 1/11/28	300,000	287,302
Panama Government International Bond
2.252% 9/29/32 (e)	200,000	153,010
3.160% 1/23/30	200,000	175,354
Peruvian Government International Bond
4.125% 8/25/27	200,000	195,914
Republic of Poland Government International Bond
5.750% 11/16/32	17,000	18,062
Republic of South Africa Government International Bond
5.875% 4/20/32	250,000	226,885

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Romanian Government International Bond
3.000% 2/14/31 (d)	$110,000	$90,387
		2,035,497

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,367,619)		2,035,497

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (j) — 36.5%
Collateralized Mortgage Obligations — 0.7%
Federal Home Loan Mortgage Corp.
Series 4818, Class CA, 3.000% 4/15/48	145,084	134,020
Series 4639, Class HZ, 3.250% STEP 4/15/53	1,626,717	1,367,982
Series 4846, Class PA, 4.000% 6/15/47	58,245	57,511
Federal National Mortgage Association Series 2018-57, Class QA 3.500% 5/25/46	77,567	76,064
Federal National Mortgage Association REMICS
Series 2018-43, Class CT, 3.000% 6/25/48	259,452	239,415
Series 2018-55, Class PA, 3.500% 1/25/47	76,558	74,733
Government National Mortgage Association
Series 2018-124, Class NW, 3.500% 9/20/48	254,726	241,323
Series 2019-15, Class GT, 3.500% 2/20/49	160,252	152,189
		2,343,237
Pass-Through Securities — 35.5%
Federal Home Loan Mortgage Corp.
Pool #QE0312 2.000% 4/01/52	1,196,173	988,175
Pool #SD8194 2.500% 2/01/52	1,607,749	1,386,481
Pool #SD8205 2.500% 4/01/52	1,735,549	1,496,693
Pool #SD8212 2.500% 5/01/52	1,677,010	1,446,210
Pool #G18592 3.000% 3/01/31	160,241	153,975
Pool #G18627 3.000% 1/01/32	514,356	493,118
Pool #G08710 3.000% 6/01/46	97,370	89,214
Pool #ZM1779 3.000% 9/01/46	496,831	454,253
Pool #G08726 3.000% 10/01/46	728,157	666,483
Pool #G08732 3.000% 11/01/46	266,463	243,894
Pool #G08741 3.000% 1/01/47	733,884	671,037
Pool #QD8259 3.000% 3/01/52	1,921,675	1,724,111
Pool #G07848 3.500% 4/01/44	1,184,280	1,128,145
Pool #G60023 3.500% 4/01/45	1,102,335	1,050,773
Pool #G08711 3.500% 6/01/46	318,294	300,720
Pool #G08716 3.500% 8/01/46	448,136	423,393
Pool #G67700 3.500% 8/01/46	538,624	512,083
Pool #G08722 3.500% 9/01/46	79,453	75,066
Pool #G08742 3.500% 1/01/47	363,340	342,938
Pool #G08757 3.500% 4/01/47	93,650	88,391
Pool #ZA5103 3.500% 12/01/47	3,561	3,349
Pool #G67706 3.500% 12/01/47	706,726	671,018
Pool #G67707 3.500% 1/01/48	1,960,245	1,866,103
Pool #G08800 3.500% 2/01/48	32,517	30,610
Pool #G67708 3.500% 3/01/48	173,417	164,222
Pool #G08816 3.500% 6/01/48	260,495	245,125
Pool #G61556 3.500% 8/01/48	460,797	436,219
Pool #G60344 4.000% 12/01/45	578,929	565,283
Pool #G67711 4.000% 3/01/48	633,692	618,359
Pool #G67713 4.000% 6/01/48	2,631	2,566
Pool #G08843 4.500% 10/01/48	121,962	121,067

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G08833 5.000% 7/01/48	$85,629	$86,779
Pool #G08844 5.000% 10/01/48	73,398	74,246
Federal National Mortgage Association
Pool #MA4152 2.000% 10/01/40	795,933	684,891
Pool #MA4176 2.000% 11/01/40	1,547,090	1,331,253
Pool #MA4333 2.000% 5/01/41	188,394	161,522
Pool #MA4492 2.000% 12/01/51	1,743,261	1,440,676
Pool #BQ6913 2.000% 12/01/51	2,270,832	1,877,384
Pool #BQ7006 2.000% 1/01/52	3,547,832	2,932,021
Pool #FS1598 2.000% 4/01/52	1,624,957	1,342,906
Pool #BL6060 2.455% 4/01/40	570,000	408,294
Pool #MA4512 2.500% 1/01/52	1,711,017	1,475,537
Pool #MA4548 2.500% 2/01/52	1,633,708	1,408,867
Pool #MA4563 2.500% 3/01/52	1,669,045	1,439,341
Pool #MA1607 3.000% 10/01/33	277,727	264,601
Pool #MA3811 3.000% 10/01/49	207,489	185,039
Pool #BV8477 3.000% 5/01/52	603,572	541,308
Pool #AB4262 3.500% 1/01/32	244,908	238,332
Pool #MA1512 3.500% 7/01/33	120,061	116,800
Pool #MA1148 3.500% 8/01/42	683,113	646,557
Pool #CA0996 3.500% 1/01/48	127,897	120,946
Pool #MA3305 3.500% 3/01/48	25,004	23,512
Pool #BL1132 3.730% 1/01/29	920,000	886,592
Pool #MA1146 4.000% 8/01/42	279,851	272,166
Pool #MA3027 4.000% 6/01/47	190,193	184,742
Pool #AS9830 4.000% 6/01/47	124,320	120,756
Pool #AS9972 4.000% 7/01/47	118,232	114,843
Pool #931504 4.500% 7/01/39	38,875	39,083
Pool #CA1711 4.500% 5/01/48	140,260	139,432
Pool #CA1710 4.500% 5/01/48	423,328	420,830
Pool #CA2208 4.500% 8/01/48	246,148	244,466
Pool #AD6374 5.000% 5/01/40	8,405	8,633
Pool #AI2733 5.000% 5/01/41	83,516	85,934
Pool #977014 5.500% 5/01/38	8,996	9,425
Pool #985524 5.500% 6/01/38	12,886	13,486
Pool #988578 5.500% 8/01/38	100,298	104,975
Pool #995482 5.500% 1/01/39	55,894	58,596
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	579,005	534,054
Pool #MA4718 3.000% 9/20/47	62,859	57,940
Pool #MA4836 3.000% 11/20/47	220,364	203,118
Pool #MA6209 3.000% 10/20/49	186,101	165,081
Pool #MA3521 3.500% 3/20/46	225,793	215,322
Pool #MA3597 3.500% 4/20/46	70,038	66,768
Pool #MA3663 3.500% 5/20/46	102,938	98,133
Pool #MA3937 3.500% 9/20/46	84,326	80,311
Pool #MA4127 3.500% 12/20/46	308,470	293,780
Pool #MA4262 3.500% 2/20/47	312,342	297,272
Pool #MA4382 3.500% 4/20/47	80,045	76,183
Pool #MA4719 3.500% 9/20/47	98,766	93,939
Pool #MA4837 3.500% 11/20/47	204,329	194,215
Pool #MA4900 3.500% 12/20/47	737,435	700,934
Pool #MA4653 4.000% 8/20/47	38,920	38,010
Pool #MA4838 4.000% 11/20/47	162,862	158,902
Pool #MA4901 4.000% 12/20/47	70,835	69,113
Pool #MA5078 4.000% 3/20/48	243,174	237,109
Pool #MA5466 4.000% 9/20/48	269,473	262,499
Pool #MA5399 4.500% 8/20/48	494,540	492,725

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA3666 5.000% 5/20/46	$81,788	$84,100
Pool #MA4199 5.000% 1/20/47	82,932	85,091
Pool #MA4454 5.000% 5/20/47	132,593	135,871
Pool #MA4722 5.000% 9/20/47	146,662	150,105
Government National Mortgage Association II TBA
2.500% 4/20/53 (k)	675,000	594,053
2.500% 5/18/53 (k)	4,550,000	4,007,732
4.500% 4/20/53 (k)	1,575,000	1,550,883
5.000% 4/20/53 (k)	800,000	800,625
Uniform Mortgage Backed Securities TBA
2.000% 5/11/53 (k)	14,450,000	11,949,472
2.500% 5/11/53 (k)	11,950,000	10,308,276
3.000% 2/25/52 (k)	6,950,000	6,235,181
3.500% 3/25/52 (k)	1,800,000	1,672,242
4.000% 6/25/52 (k)	6,550,000	6,262,926
4.500% 5/12/52 (k)	4,450,000	4,358,393
4.500% 4/13/53 (k)	4,575,000	4,479,926
5.000% 5/11/53 (k)	10,950,000	10,914,926
5.500% 4/13/53 (k)	7,000,000	7,070,000
		112,959,055
Whole Loans — 0.3%
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, 30 day SOFR + 3.500%
8.060% FRN 3/25/42 (d)	1,000,000	1,006,133

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $119,628,900)		116,308,425

U.S. TREASURY OBLIGATIONS — 31.6%
U.S. Treasury Bonds & Notes — 31.6%
U.S. Treasury Bond
2.000% 11/15/41	20,927,000	15,747,890
2.375% 2/15/42	4,965,000	3,982,885
3.625% 2/15/53	10,781,000	10,657,304
3.875% 2/15/43	1,145,000	1,153,249
U.S. Treasury Inflation Index
1.125% 1/15/33	2,436,926	2,429,216
1.625% 10/15/27	2,323,769	2,368,020
U.S. Treasury Note
3.500% 2/15/33	1,111,000	1,111,863
3.625% 3/31/28 (k)	18,850,000	18,861,666
3.875% 3/31/25	13,440,000	13,392,173
4.000% 2/29/28 (e)	13,810,000	14,046,335
4.625% 2/28/25 (e)	7,764,000	7,834,597
4.625% 3/15/26	8,900,000	9,095,703
		100,680,901

TOTAL U.S. TREASURY OBLIGATIONS (Cost $103,032,050)		100,680,901

TOTAL BONDS & NOTES (Cost $389,909,368)		371,812,744

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS — 0.0%

Communications — 0.0%
Telecommunications — 0.0%
Intelsat Jackson Holdings S.A. (a) (g) (h)	755	$—
Intelsat Jackson Holdings S.A. (a) (g) (h)	755	—
		—
		—

TOTAL RIGHTS (Cost $0)		—

MUTUAL FUNDS — 7.5%
Diversified Financial Services — 7.5%
State Street Navigator Securities Lending Government Money Market Portfolio (l)	23,873,795	23,873,795

TOTAL MUTUAL FUNDS (Cost $23,873,795)		23,873,795

TOTAL LONG-TERM INVESTMENTS (Cost $414,460,157)		395,860,300

	Principal Amount
SHORT-TERM INVESTMENTS — 5.1%
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/23, 1.440%, due 4/03/23 (m)	$5,842,539	5,842,539
U.S. Treasury Bill — 3.3%
U.S. Treasury Bill
4.729% 6/15/23 (n)	3,180,000	3,150,134
4.810% 8/03/23 (n)	1,153,000	1,134,621
4.906% 6/15/23 (n)	3,205,000	3,174,900
5.244% 8/24/23 (n)	2,960,000	2,904,327
		10,363,982

TOTAL SHORT-TERM INVESTMENTS (Cost $16,199,454)		16,206,521

TOTAL INVESTMENTS — 129.3% (Cost $430,659,611) (o)		412,066,821

Other Assets/(Liabilities) — (29.3)%		(93,340,861)

NET ASSETS — 100.0%		$318,725,960

Abbreviation Legend

CLO	Collateralized Loan Obligation
DIP	Debtor In Possession
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

MML Total Return Bond Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of the security represents unsettled bank loan commitments at March 31, 2023 where the rate will be determined at time of settlement.
(c)	Unfunded or partially unfunded bank loan commitments.
(d)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $59,353,367 or 18.62% of net assets.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2023, was $24,123,278 or 7.57% of net assets. The Fund received $745,525 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	Investment is valued using significant unobservable inputs.
(h)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2023, these securities amounted to a value of $0 or 0.00% of net assets.
(i)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2023.
(j)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(k)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(l)	Represents investment of security lending cash collateral. (Note 2).
(m)	Maturity value of $5,843,241. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/31/25, and an aggregate market value, including accrued interest, of $5,959,478.
(n)	The rate shown represents yield-to-maturity.
(o)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	4/13/23	EUR	34,000	USD	36,328	$563
Bank of America N.A.	4/13/23	USD	733,335	EUR	678,000	(2,319)
Citibank N.A.	4/03/23	EUR	159,702	USD	174,251	(1,054)
Citibank N.A.	4/13/23	USD	482,473	EUR	447,000	(2,538)
Goldman Sachs International	4/13/23	USD	451,050	EUR	416,000	(325)
						$(5,673)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	6/21/23	1	$135,430	$5,695
U.S. Treasury Note 2 Year	6/30/23	419	85,809,254	694,606
U.S. Treasury Note 5 Year	6/30/23	3	322,142	6,381
				$706,682
Short
Euro-BOBL	6/08/23	4	$(506,398)	$(4,965)
Euro-BUXL 30 Year Bond	6/08/23	1	(151,007)	(1,756)
Euro-Bund	6/08/23	5	(727,574)	(9,018)
U.S. Treasury Ultra 10 Year	6/21/23	20	(2,450,237)	27,424
				$11,685

MML Total Return Bond Fund — Portfolio of Investments (Continued)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 3.00%	Annually	12-Month USD SOFR	Annually	9/20/53	USD	1,286,000	$(28,894)	$—	$(28,894)
Fixed 3.00%	Annually	12-Month USD SOFR	Annually	9/20/53	USD	895,000	(20,109)	—	(20,109)
							$(49,003)	$—	$(49,003)

Currency Legend

EUR	Euro
USD	U.S. Dollar

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Conservative Allocation Fund (“Conservative Allocation Fund”)

MML Balanced Allocation Fund (“Balanced Allocation Fund”)

MML Moderate Allocation Fund (“Moderate Allocation Fund”)

MML Growth Allocation Fund (“Growth Allocation Fund”)

MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)

MML American Funds Growth Fund (“MML American Funds Growth Fund”)

MML American Funds Core Allocation Fund (“MML American Funds Core Allocation Fund”)

MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MML Equity Income Fund (“Equity Income Fund”)

MML Equity Index Fund (“Equity Index Fund”)

MML Focused Equity Fund (“Focused Equity Fund”)

MML Foreign Fund (“Foreign Fund”)

MML Fundamental Equity Fund (“Fundamental Equity Fund”)

MML Fundamental Value Fund (“Fundamental Value Fund”)

MML Global Fund (“Global Fund”)

MML Income & Growth Fund (“Income & Growth Fund”)

MML International Equity Fund (“International Equity Fund”)

MML Large Cap Growth Fund (“Large Cap Growth Fund”)

MML Managed Volatility Fund (“Managed Volatility Fund”)

MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MML Mid Cap Value Fund (“Mid Cap Value Fund”)

MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MML Small Company Value Fund (“Small Company Value Fund”)

MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)

MML Sustainable Equity Fund (“Sustainable Equity Fund”)

MML Total Return Bond Fund (“Total Return Bond Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the Allocation Funds (as defined below), which are “funds of funds” series of the Trust, are the record owners of all of the outstanding shares of the Funds.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the “Allocation Funds”) invest their investable assets in shares of series of the Trust and MML Series Investment Fund II advised by MML Investment Advisers, LLC (“MML Advisers”) and non-affiliated mutual funds (together, the “MML Underlying Funds”).

MML American Funds Growth Fund (the “Feeder Fund”) invests all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series (the “Master Fund”). The Master Fund is an open-end investment company and organized as a Massachusetts business trust. The Feeder Fund has an investment objective that is consistent with the Master Fund. The Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Fund is directly affected by the performance of the Master Fund. The MML American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company (together, the “American Underlying Funds” and collectively with the MML Underlying Funds, the “Underlying Funds”).

Notes to Portfolio of Investments (Unaudited) (Continued)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund or the Master Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each of the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund is based upon the net asset value(s) of the Master Fund or Underlying Funds, as applicable. Shares of the Master Fund and Underlying Funds are valued at their closing net asset values as reported on each business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds and the Master Fund, as applicable, explain the valuation methods for the Underlying Funds and the Master Fund, including the circumstances under which the Underlying Funds or the Master Fund, may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds, and certain Underlying Funds, or the Master Fund may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Notes to Portfolio of Investments (Unaudited) (Continued)

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indexes or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to Portfolio of Investments (Unaudited) (Continued)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund characterized all investments at Level 1, as of March 31, 2023. The Focused Equity Fund, Fundamental Equity Fund, Fundamental Value Fund, Income & Growth Fund, Large Cap Growth Fund, Small Cap Growth Equity Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2023. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2023, for the remaining Funds’ investments:

Blue Chip Growth Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$399,951,460	$3,506,972	*	$727,786	$404,186,218
Preferred Stock	—	—		789,254	789,254
Corporate Debt	—	591,703		—	591,703
Short-Term Investments	103	1,172,094		—	1,172,197

Total Investments	$399,951,563	$5,270,769		$1,517,040	$406,739,372

Equity Income Fund

Asset Investments
Common Stock	$329,029,235	$11,846,670	*	$—	$340,875,905
Preferred Stock	3,433,432	3,205,117		—	6,638,549
Short-Term Investments	101	3,181,774		—	3,181,875

Total Investments	$332,462,768	$18,233,561		$—	$350,696,329

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$573,572,669	$—	$—	$573,572,669
Mutual Funds	43,239	—	—	43,239
Short-Term Investments	—	7,056,420	—	7,056,420

Total Investments	$573,615,908	$7,056,420	$—	$580,672,328

Asset Derivatives
Futures Contracts	$266,920	$—	$—	$266,920

Foreign Fund

Asset Investments
Common Stock*
Australia	$602,395	$8,038,255	$—	$8,640,650
Belgium	—	6,606,024	—	6,606,024
Canada	871,085	—	—	871,085
China	1,846,102	—	—	1,846,102
Finland	—	2,341,282	—	2,341,282
France	—	16,221,844	—	16,221,844
Germany	—	23,496,623	—	23,496,623
Hong Kong	—	1,709,662	—	1,709,662
Ireland	2,305,430	4,111,399	—	6,416,829
Israel	1,794,000	—	—	1,794,000
Italy	—	648,375	—	648,375
Japan	—	33,749,499	—	33,749,499
Luxembourg	—	1,746,640	—	1,746,640
Netherlands	—	6,182,421	—	6,182,421
Norway	—	1,345,028	—	1,345,028
Republic of Korea	—	3,010,010	—	3,010,010
Singapore	—	2,500,133	—	2,500,133
Sweden	—	4,248,918	—	4,248,918
Switzerland	—	10,252,622	—	10,252,622
United Kingdom	758,136	34,570,015	—	35,328,151
United States	2,203,728	11,565,794	—	13,769,522
Preferred Stock*
Germany	—	367,283	—	367,283
Mutual Funds	5,829,067	—	—	5,829,067

Total Investments	$16,209,943	$172,711,827	$—	$188,921,770

Global Fund

Asset Investments
Common Stock*
Austria	$—	$687,827	$—	$687,827
Canada	5,048,333	—	—	5,048,333
Denmark	—	812,374	—	812,374
France	—	12,864,941	—	12,864,941
Germany	—	5,802,171	—	5,802,171
Israel	1,558,700	—	—	1,558,700
Japan	—	2,772,608	—	2,772,608
Mexico	434,507	—	—	434,507
Netherlands	—	3,486,649	—	3,486,649
Republic of Korea	—	1,470,839	—	1,470,839
Spain	—	1,259,546	—	1,259,546
Sweden	—	2,216,445	—	2,216,445
Switzerland	—	6,469,385	—	6,469,385
United Kingdom	—	10,523,100	—	10,523,100
United States	69,761,515	14,044,308	—	83,805,823
Mutual Funds	2,187,610	—	—	2,187,610
Warrants	132,583	—	—	132,583
Short-Term Investments	—	1,105,684	—	1,105,684

Total Investments	$79,123,248	$63,515,877	$—	$142,639,125

Notes to Portfolio of Investments (Unaudited) (Continued)

International Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$3,162,178	$—	$3,162,178
Belgium	—	2,773,248	—	2,773,248
Canada	7,912,088	—	—	7,912,088
China	1,929,232	6,716,151	—	8,645,383
Denmark	—	6,567,775	—	6,567,775
France	—	39,124,835	—	39,124,835
Germany	—	38,591,150	—	38,591,150
Hong Kong	—	6,273,738	—	6,273,738
India	786,706	499,167	—	1,285,873
Ireland	3,329,003	—	—	3,329,003
Israel	2,032,550	—	—	2,032,550
Italy	—	6,155,064	—	6,155,064
Japan	—	23,968,944	—	23,968,944
Luxembourg	—	442,835	—	442,835
Netherlands	—	5,398,892	—	5,398,892
Portugal	—	1,000,005	—	1,000,005
Republic of Korea	—	2,477,311	—	2,477,311
Singapore	—	1,960,840	—	1,960,840
Spain	—	2,942,611	—	2,942,611
Sweden	—	2,912,215	—	2,912,215
Switzerland	—	16,864,089	—	16,864,089
Taiwan	1,950,164	—	—	1,950,164
United Kingdom	1,002,300	24,064,769	—	25,067,069
United States	—	22,246,930	—	22,246,930
Preferred Stock*
Republic of Korea	—	1,265,278	—	1,265,278
Mutual Funds	3,481,954	—	—	3,481,954
Short-Term Investments	—	2,591,626	—	2,591,626

Total Investments	$22,423,997	$217,999,651	$—	$240,423,648

Managed Volatility Fund

Asset Investments
Common Stock	$102,917,994	$—	$—		$102,917,994
Rights	—	—	—	+	—
Corporate Debt	—	—	—	+	—
Short-Term Investments	—	2,869,484	—		2,869,484
Purchased Options	675,609	—	—		675,609

Total Investments	$103,593,603	$2,869,484	$—		$106,463,087

Liability Derivatives
Written Options	$(2,725,369)	$—	$—		$(2,725,369)

Mid Cap Growth Fund

Asset Investments
Common Stock	$311,124,273	$—	$2,826,186	$313,950,459
Preferred Stock	—	—	1,190,670	1,190,670
Mutual Funds	577,342	—	—	577,342
Short-Term Investments	104	9,719,107	—	9,719,211

Total Investments	$311,701,719	$9,719,107	$4,016,856	$325,437,682

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid Cap Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$250,183,694	$23,633,992	*	$—	$273,817,686
Preferred Stock	—	3,030,788	*	—	3,030,788
Mutual Funds	6,938,365	—		—	6,938,365
Short-Term Investments	—	3,186,913		—	3,186,913

Total Investments	$257,122,059	$29,851,693		$—	$286,973,752

Asset Derivatives
Forward Contracts	$—	$3,946		$—	$3,946

Liability Derivatives
Forward Contracts	$—	$(195,534)		$—	$(195,534)

Small Company Value Fund

Asset Investments
Common Stock	$74,043,377	$483,162	*	$—	$74,526,539
Mutual Funds	604,540	—		—	604,540

Total Investments	$74,647,917	$483,162		$—	$75,131,079

Asset Derivatives
Forward Contracts	$—	$147		$—	$147

Sustainable Equity Fund

Asset Investments
Common Stock	$132,387,500	$1,877,519	*	$—	$134,265,019
Mutual Funds	964,523	—		—	964,523
Short-Term Investments	—	191,851		—	191,851

Total Investments	$133,352,023	$2,069,370		$—	$135,421,393

Asset Derivatives
Forward Contracts	$—	$104		$—	$104

Liability Derivatives
Forward Contracts	$—	$(6,919)		$—	$(6,919)

Notes to Portfolio of Investments (Unaudited) (Continued)

Total Return Bond Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock	$173,761	$—	$—		$173,761
Bank Loans	—	6,427,931	—		6,427,931
Corporate Debt	—	88,538,232	—	+	88,538,232
Municipal Obligations	—	3,017,061	—		3,017,061
Non-U.S. Government Agency Obligations	—	54,804,697	—		54,804,697
Sovereign Debt Obligations	—	2,035,497	—		2,035,497
U.S. Government Agency Obligations and Instrumentalities	—	116,308,425	—		116,308,425
U.S. Treasury Obligations	—	100,680,901	—		100,680,901
Rights	—	—	—	+	—
Mutual Funds	23,873,795	—	—		23,873,795
Short-Term Investments	—	16,206,521	—		16,206,521
Unfunded Bank Loan Commitments**	—	1,080	—		1,080

Total Investments	$24,047,556	$388,020,345	$—		$412,067,901

Asset Derivatives
Forward Contracts	$—	$563	$—		$563
Futures Contracts	734,106	—	—		734,106

Total	$734,106	$563	$—		$734,669

Liability Derivatives
Forward Contracts	$—	$(6,236)	$—		$(6,236)
Futures Contracts	(15,739)	—	—		(15,739)
Swap Agreements	—	(49,003)	—		(49,003)

Total	$(15,739)	$(55,239)	$—		$(70,978)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.
**	Unfunded bank loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of March 31, 2023.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds’ most recent Annual/Semiannual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the SEC’s EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund, other than the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2023, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Notes to Portfolio of Investments (Unaudited) (Continued)

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the Foreign Fund and International Equity Fund invests substantially all of its assets in foreign securities. The other Funds, except for the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund, may also invest in foreign securities. In addition, certain Underlying Funds or the Master Fund may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Notes to Portfolio of Investments (Unaudited) (Continued)

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of the Code, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At March 31, 2023, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
Conservative Allocation Fund	$345,064,443	$2,129,816	$(48,352,580)	$(46,222,764)
Balanced Allocation Fund	392,793,994	4,371,827	(49,311,606)	(44,939,779)
Moderate Allocation Fund	1,414,075,418	13,737,448	(178,264,353)	(164,526,905)
Growth Allocation Fund	1,061,524,545	13,645,615	(132,920,899)	(119,275,284)
Aggressive Allocation Fund	145,054,568	1,068,000	(19,029,012)	(17,961,012)
MML American Funds Growth Fund	212,275,380	664,128	–	664,128
MML American Funds Core Allocation Fund	733,502,589	14,588,292	(43,673,571)	(29,085,279)
Blue Chip Growth Fund	326,400,712	107,533,737	(27,195,077)	80,338,660
Equity Income Fund	290,685,608	71,528,156	(11,517,435)	60,010,721
Equity Index Fund	334,319,696	266,439,628	(20,086,996)	246,352,632
Focused Equity Fund	263,360,567	41,555,163	(6,188,296)	35,366,867
Foreign Fund	182,359,963	23,166,961	(16,605,154)	6,561,807
Fundamental Equity Fund	152,864,623	15,639,084	(5,758,211)	9,880,873
Fundamental Value Fund	138,594,886	28,628,523	(4,516,062)	24,112,461
Global Fund	121,062,120	27,957,151	(6,380,146)	21,577,005
Income & Growth Fund	163,518,756	34,387,971	(9,224,285)	25,163,686
International Equity Fund	240,374,310	18,940,621	(18,891,283)	49,338
Large Cap Growth Fund	151,055,594	35,662,769	(10,910,677)	24,752,092
Managed Volatility Fund	70,325,539	39,208,167	(3,070,619)	36,137,548
Mid Cap Growth Fund	269,742,846	72,611,398	(16,916,562)	55,694,836
Mid Cap Value Fund	289,101,756	16,287,914	(18,415,918)	(2,128,004)
Small Cap Growth Equity Fund	134,990,435	18,777,656	(12,107,464)	6,670,192
Small Company Value Fund	84,296,216	3,988,525	(13,153,662)	(9,165,137)
Small/Mid Cap Value Fund	133,223,176	11,763,244	(13,785,094)	(2,021,850)
Sustainable Equity Fund	112,836,345	28,615,423	(6,030,375)	22,585,048
Total Return Bond Fund	430,659,611	2,985,591	(21,578,381)	(18,592,790)

Notes to Portfolio of Investments (Unaudited) (Continued)

4. New Accounting Pronouncements

In June 2022, FASB issued Accounting Standards Update 2022-03 — Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in Topic 820 to indicate that a contractual sale restriction should not be considered in the fair value of an equity security subject to such a restriction, and requires entities with investments in equity securities subject to contractual sale restrictions to disclose certain qualitative and quantitative information about such securities. ASU 2022-03 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the impact of applying this update.

5. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and may continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects. Such factors, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

6. Russia-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States, other countries, and certain international organizations. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. These sanctions and any other intergovernmental actions (including retaliatory actions by the Russian government)  may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund’s ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.